UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

HY-QTLY-0904

1.804847.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Technology - 0.5%
Conexant Systems, Inc. 4% 2/1/07	$ 13,260	$ 11,503
Telecommunications - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	4,920	2,903
TOTAL CONVERTIBLE BONDS		14,406
Nonconvertible Bonds - 74.2%
Aerospace - 0.2%
Primus International, Inc. 10.5% 4/15/09 (f)	4,100	4,141
Air Transportation - 3.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	11,855
6.977% 11/23/22	793	698
7.377% 5/23/19	16,112	11,117
7.379% 5/23/16	9,587	6,615
7.8% 4/1/08	9,740	8,766
10.18% 1/2/13	5,055	3,387
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20	322	261
6.9% 1/2/18	2,148	2,030
7.256% 9/15/21	679	661
8.307% 10/2/19	360	295
Delta Air Lines, Inc.:
7.9% 12/15/09	5,000	1,950
8.3% 12/15/29	11,170	3,798
10% 8/15/08	19,110	8,504
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	985	581
7.779% 11/18/05	1,250	750
7.779% 1/2/12	2,133	917
Northwest Airlines, Inc.:
7.875% 3/15/08	4,675	3,202
9.875% 3/15/07	800	588
10.5% 4/1/09	13,637	9,819
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,846	1,329
		77,123
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 0.4%
Delco Remy International, Inc. 9.375% 4/15/12 (f)	$ 2,940	$ 2,837
Visteon Corp. 7% 3/10/14	7,155	6,788
		9,625
Building Materials - 0.5%
Owens Corning:
7% 3/15/09 (c)	16,020	7,209
7.5% 5/1/05 (c)	10,000	4,500
7.7% 5/1/08 (c)	1,440	648
		12,357
Cable TV - 1.2%
Cablevision Systems Corp. 8% 4/15/12 (f)	25,300	24,794
NTL Cable PLC 8.75% 4/15/14 (f)	4,030	4,171
		28,965
Capital Goods - 0.8%
Polypore, Inc. 8.75% 5/15/12 (f)	4,010	4,271
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	1,800	1,773
Special Devices, Inc. 11.375% 12/15/08	8,100	7,898
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,681
		19,623
Chemicals - 3.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	13,290	13,871
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,527
HMP Equity Holdings Corp. 0% 5/15/08	4,930	2,859
Huntsman ICI Chemicals LLC 10.125% 7/1/09	13,210	13,408
Huntsman LLC:
11.5% 7/15/12 (f)	5,360	5,387
11.625% 10/15/10	11,055	12,271
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,800	3,080
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	15,400	14,938
		72,341
Consumer Products - 0.6%
Hines Nurseries, Inc. 10.25% 10/1/11	1,630	1,760
Interactive Health LLC/Interactive Health Finance Corp. 7.25% 4/1/11 (f)	920	828
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Sealy Mattress Co. 8.25% 6/15/14 (f)	$ 7,020	$ 7,020
Simmons Co. 7.875% 1/15/14 (f)	5,000	5,075
		14,683
Containers - 1.3%
Huntsman Packaging Corp. 13% 6/1/10	4,910	4,480
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	8,535	8,962
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,542
U.S. Can Corp. 10.875% 7/15/10	4,690	4,737
Vitro SA de CV 11.75% 11/1/13 (f)	10,670	9,870
		31,591
Diversified Financial Services - 0.6%
E*TRADE Financial Corp. 8% 6/15/11 (f)	7,350	7,332
Metris Companies, Inc. 10.125% 7/15/06	6,480	6,383
		13,715
Electric Utilities - 5.3%
AES Corp.:
7.75% 3/1/14	40,370	39,260
8.75% 6/15/08	9,699	10,184
9.375% 9/15/10	7,754	8,413
9.5% 6/1/09	11,516	12,552
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	21,396	21,075
8.25% 4/15/12 (f)	24,645	24,368
CMS Energy Corp. 8.5% 4/15/11	10,000	10,525
		126,377
Energy - 10.2%
El Paso Corp.:
7% 5/15/11	55,485	49,867
7.875% 6/15/12	12,620	11,610
El Paso Energy Corp.:
6.75% 5/15/09	47,730	44,210
6.95% 12/15/07	8,025	7,744
7.375% 12/15/12	22,275	19,825
7.8% 8/1/31	2,125	1,721
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,175
Hanover Compressor Co.:
0% 3/31/07	22,830	18,492
9% 6/1/14	3,560	3,747
Parker Drilling Co. 9.625% 10/1/13	3,050	3,214
Petroleum Geo-Services ASA 10% 11/5/10	13,060	13,778
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.:
6.5% 6/1/08	$ 14,245	$ 13,052
6.95% 6/1/28	370	277
7.5% 8/15/06	5,730	5,730
7.625% 9/1/08	970	917
7.75% 6/15/10	30,265	27,995
7.75% 10/15/35	1,970	1,556
Williams Companies, Inc.:
7.5% 1/15/31	10,225	9,612
7.875% 9/1/21	2,300	2,314
		241,836
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 8% 3/1/14 (f)	6,960	6,403
Cinemark, Inc. 0% 3/15/14 (d)	7,280	4,823
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	333
		11,559
Food and Drug Retail - 5.8%
Ahold Finance USA, Inc.:
6.25% 5/1/09	10,000	9,925
6.875% 5/1/29	24,961	21,591
8.25% 7/15/10	49,237	52,560
Nutritional Sourcing Corp. 10.125% 8/1/09	21,526	13,346
Rite Aid Corp.:
9.5% 2/15/11	2,700	2,970
12.5% 9/15/06	8,905	10,152
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	15,380	14,611
9.125% 12/15/11	14,760	12,878
		138,033
Food/Beverage/Tobacco - 0.6%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,544
10.75% 3/1/10	6,605	7,067
Leiner Health Products, Inc. 11% 6/1/12 (f)	1,610	1,654
Pierre Foods, Inc. 9.875% 7/15/12 (f)	2,240	2,268
		14,533
Healthcare - 2.2%
Concentra Operating Corp. 9.125% 6/1/12 (f)	1,120	1,198
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	$ 10,770	$ 11,147
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	3,150	3,245
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,375
6.5% 6/1/12	15,570	13,779
7.375% 2/1/13	7,715	7,136
9.875% 7/1/14 (f)	6,150	6,388
		53,268
Homebuilding/Real Estate - 1.0%
Champion Home Builders Co. 11.25% 4/15/07	20,705	22,776
Insurance - 2.1%
Provident Companies, Inc.:
7% 7/15/18	12,890	12,052
7.25% 3/15/28	17,830	16,582
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,102
7.19% 2/1/28	3,250	2,893
7.375% 6/15/32	9,190	8,639
		50,268
Leisure - 0.3%
Equinox Holdings Ltd. 9% 12/15/09 (f)	1,000	998
NCL Corp. Ltd. 10.625% 7/15/14 (f)	4,920	4,969
		5,967
Metals/Mining - 0.9%
Haynes International, Inc. 11.625% 9/1/04 (c)	27,835	20,876
Paper - 0.2%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	3,680	3,662
Publishing/Printing - 0.4%
Houghton Mifflin Co. 9.875% 2/1/13	1,860	1,907
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	8,724
		10,631
Railroad - 0.4%
TFM SA de CV 12.5% 6/15/12	8,880	9,546
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12	5,220	4,959
Services - 0.6%
Adesa, Inc. 7.625% 6/15/12	2,550	2,544
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Allied Security Escrow Corp. 11.375% 7/15/11 (f)	$ 3,630	$ 3,757
Cornell Companies, Inc. 10.75% 7/1/12 (f)	4,100	4,141
Language Line, Inc. 11.125% 6/15/12 (f)	4,610	4,668
		15,110
Shipping - 1.6%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	2,190	2,267
Ship Finance International Ltd. 8.5% 12/15/13	36,470	35,011
		37,278
Steels - 1.8%
Allegheny Ludlum Corp. 6.95% 12/15/25	10,530	9,530
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	20,310	22,646
Ispat Inland ULC 9.75% 4/1/14 (f)	9,340	9,644
		41,820
Super Retail - 3.7%
Barneys, Inc. 9% 4/1/08	6,720	6,922
Dillard's, Inc.:
6.625% 1/15/18	3,700	3,367
7% 12/1/28	7,763	7,064
7.13% 8/1/18	7,200	6,876
7.75% 7/15/26	780	745
7.75% 5/15/27	1,850	1,785
7.875% 1/1/23	1,940	1,921
Golfsmith International, Inc. 8.375% 10/15/09	8,930	8,394
J. Crew Intermediate LLC 0% 5/15/08 (d)	28,649	25,211
J. Crew Operating Corp. 10.375% 10/15/07	19,545	19,936
Jean Coutu Group, Inc. 8.5% 8/1/14 (f)	4,650	4,609
		86,830
Technology - 2.3%
Amkor Technology, Inc. 7.125% 3/15/11	5,765	4,929
Celestica, Inc. 7.875% 7/1/11	4,920	5,018
Danka Business Systems PLC 11% 6/15/10	7,240	7,493
Freescale Semiconductor, Inc. 7.125% 7/15/14 (f)	4,460	4,482
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)	7,440	5,580
Semiconductor Note Participation Trust 0% 8/4/11 (f)	6,625	9,275
Viasystems, Inc. 10.5% 1/15/11 (f)	12,680	12,300
Xerox Corp. 7.2% 4/1/16	6,660	6,543
		55,620
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - 18.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 7,610	$ 7,838
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	6,680	6,179
Cincinnati Bell, Inc. 8.375% 1/15/14	3,400	2,992
Citizens Communications Co. 9.25% 5/15/11	3,080	3,280
Level 3 Communications, Inc.:
0% 3/15/10 (d)	9,940	6,958
9.125% 5/1/08	38,005	29,074
10.5% 12/1/08	51,370	38,014
11% 3/15/08	49,600	40,176
11.25% 3/15/10	14,455	10,697
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	13,350	11,548
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	1,880	1,998
MCI, Inc. 7.735% 5/1/14	10,000	9,025
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	24,772
12.5% 11/15/09	9,583	11,140
Qwest Services Corp. 14% 12/15/10 (f)(g)	115,564	135,212
SBA Communications Corp. 10.25% 2/1/09	7,380	7,638
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	19,810	18,473
Time Warner Telecom, Inc. 10.125% 2/1/11	22,280	19,718
Triton PCS, Inc.:
8.75% 11/15/11	33,805	26,030
9.375% 2/1/11	24,319	19,577
		430,339
Textiles & Apparel - 4.0%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	5,010	5,116
Levi Strauss & Co.:
7% 11/1/06	30,900	29,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
11.625% 1/15/08	$ 29,805	$ 29,805
12.25% 12/15/12	30,610	30,916
		95,192
TOTAL NONCONVERTIBLE BONDS		1,760,644
TOTAL CORPORATE BONDS (Cost $1,713,435)		1,775,050
Common Stocks - 16.5%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 2.8%
EchoStar Communications Corp. Class A (a)	702,396	19,470
NTL, Inc. (a)	200,000	10,424
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	3,328,703	37,614
		67,508
Chemicals - 0.2%
Hercules Trust II unit	5,500	4,339
HMP Equity Holdings Corp. warrants 5/15/11 (a)(f)	4,930	937
		5,276
Consumer Products - 3.6%
Revlon, Inc. Class A (a)(e)	37,177,584	85,508
Containers - 1.7%
Owens-Illinois, Inc. (a)	2,720,800	39,996
Trivest 1992 Special Fund Ltd. (a)(e)(h)	3,037,732	30
		40,026
Electric Utilities - 3.1%
AES Corp. (a)	7,678,009	74,093
Energy - 0.7%
Chesapeake Energy Corp.	1,000,000	15,350
Entertainment/Film - 0.0%
Livent, Inc. (a)	125,200	0
Common Stocks - continued
	Shares	Value (000s)
Food and Drug Retail - 0.9%
Pathmark Stores, Inc. (a)(e)	2,811,078	$ 20,071
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	531
		20,602
Healthcare - 2.2%
DaVita, Inc. (a)	1,715,346	52,095
Hotels - 0.2%
Wyndham International, Inc. Class A (a)	4,189,700	4,106
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	6,720	403
Technology - 0.8%
ChipPAC, Inc. Class A (a)	300,000	1,494
Viasystems Group, Inc. (a)(h)	1,026,780	18,482
		19,976
Telecommunications - 0.3%
Covad Communications Group, Inc. (a)	1,948	4
Crown Castle International Corp. (a)	41,274	583
Level 3 Communications, Inc. (a)	700,000	2,121
McLeodUSA, Inc. Class A (a)	1,977,550	850
SpectraSite, Inc. (a)	73,143	3,145
		6,703
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	42,253	510
Pillowtex Corp. (a)	490,256	0
		510
TOTAL COMMON STOCKS (Cost $350,981)		392,156
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
Paper - 0.6%
Temple-Inland, Inc. 7.50% DECS	232,000	13,477
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,727	2,795
TOTAL PREFERRED STOCKS (Cost $14,328)		16,272
Floating Rate Loans - 4.7%
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 5.4863% 6/23/10 (g)	$ 875	$ 908
term loan 5.5594% 6/23/10 (g)	1,551	1,609
		2,517
Hotels - 2.0%
Wyndham International, Inc. term loan:
6.125% 6/30/06 (g)	37,949	37,569
7.125% 4/1/06 (g)	9,099	9,065
		46,634
Telecommunications - 2.6%
Choice One Communications, Inc.:
Tranche A term loan 5.12% 7/31/08 (g)	4,310	2,360
Tranche B term loan 6.23% 1/31/09 (g)	8,220	4,500
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (g)	9,402	4,419
Tranche A term loan 4.6539% 5/31/07 (g)	9,609	4,708
Tranche B term loan 5.4% 5/30/08 (g)	93,203	44,737
SpectraSite Communications, Inc. term loan 3.93% 12/31/07 (g)	1,647	1,667
		62,391
TOTAL FLOATING RATE LOANS (Cost $128,498)		111,542
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 1.33% (b)(i) (Cost $61,314)	61,314,339	61,314
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $8,918)	$ 8,919	$ 8,918
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,277,474)		2,365,252
NET OTHER ASSETS - 0.3%		6,667
NET ASSETS - 100%		$ 2,371,919
Security Type Abbreviations
DECS - Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $374,885,000 or 15.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,023,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
(i) Includes investment made with cash collateral received from securities on loan.
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pathmark Stores, Inc.	$ 19,256	$ -	$ -	$ -	$ 20,071
Revlon, Inc. Class A	708	2,097	7,422	-	85,508
Total	$ 19,964	$ 2,097	$ 7,422	-	$ 105,579
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,239,574,000. Net unrealized appreciation aggregated $125,678,000, of which $288,559,000 related to appreciated investment securities and $162,881,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

SFI-QTLY-0904

1.804867.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
1.87% 5/24/06 (e)	$ 2,800,000	$ 2,810,130
4.05% 6/4/08	650,000	644,062
4.75% 1/15/08	3,250,000	3,305,169
		6,759,361
Media - 2.5%
AOL Time Warner, Inc. 6.15% 5/1/07	1,825,000	1,936,223
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,534,933
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,472,365
9% 9/1/08	1,400,000	1,634,881
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,093,951
7.5% 8/15/04	1,450,000	1,452,391
7.75% 8/15/06	2,600,000	2,823,556
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,372,567
Liberty Media Corp. 3.02% 9/17/06 (e)	6,150,000	6,243,296
News America, Inc. 6.625% 1/9/08	3,000,000	3,253,557
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,789,070
Univision Communications, Inc.:
3.5% 10/15/07	535,000	530,677
3.875% 10/15/08	585,000	575,737
		31,713,204
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	525,000	581,027
TOTAL CONSUMER DISCRETIONARY		39,053,592
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Safeway, Inc. 2.5% 11/1/05	2,005,000	1,996,862
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,405,532
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	$ 2,000,000	$ 2,023,728
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,075,596
		4,099,324
TOTAL CONSUMER STAPLES		9,501,718
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,300,785
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,135,000
		2,435,785
Oil & Gas - 0.4%
Duke Energy Field Services LLC 5.75% 11/15/06	695,000	725,825
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,401,419
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,460,085
Pemex Project Funding Master Trust 3.0775% 1/7/05 (a)(e)	1,700,000	1,708,840
		5,296,169
TOTAL ENERGY		7,731,954
FINANCIALS - 11.1%
Capital Markets - 1.0%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	633,396
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,660,642
4.25% 9/4/12 (e)	1,285,000	1,287,501
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	542,196
Goldman Sachs Group, Inc. 4.125% 1/15/08	2,995,000	3,019,286
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	300,745
6.25% 5/15/06	2,795,000	2,948,395
6.625% 2/5/06	120,000	126,349
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,387,344
		12,905,854
Commercial Banks - 1.0%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	438,594
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of America Corp.:
3.875% 1/15/08	$ 275,000	$ 275,809
7.125% 9/15/06	1,750,000	1,891,601
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,037,279
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,251,245
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,615,501
4.75% 7/20/09	1,500,000	1,498,593
7.375% 9/17/04	810,000	814,213
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,069,728
		11,892,563
Consumer Finance - 2.7%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,136,094
Ford Motor Credit Co.:
6.5% 1/25/07	7,815,000	8,241,777
6.875% 2/1/06	5,800,000	6,085,076
General Motors Acceptance Corp.:
6.125% 2/1/07	400,000	418,578
6.125% 8/28/07	4,900,000	5,135,813
6.75% 1/15/06	5,907,000	6,185,893
Household Finance Corp.:
4.125% 12/15/08	705,000	700,464
4.75% 5/15/09	1,563,000	1,584,582
Household International, Inc. 8.875% 2/15/08	2,025,000	2,199,069
John Deere Capital Corp. 2.16% 9/17/04 (e)	1,300,000	1,300,592
		32,987,938
Diversified Financial Services - 4.1%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	4,050,000	4,038,607
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,316,127
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	800,665	758,630
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,400,723
8.25% 6/15/05	4,190,000	4,393,240
J.P. Morgan Chase & Co. 3.5% 3/15/09	2,620,000	2,535,568
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,076,601
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,693,725
Powergen US Funding LLC 4.5% 10/15/04	4,240,000	4,261,420
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,070,304
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Sprint Capital Corp.:
4.78% 8/17/06	$ 2,300,000	$ 2,353,493
6% 1/15/07	3,240,000	3,407,628
Telecom Italia Capital 4% 11/15/08 (a)	3,100,000	3,063,708
Tyco International Group SA yankee:
5.8% 8/1/06	3,360,000	3,514,584
6.375% 6/15/05	2,720,000	2,800,866
Verizon Global Funding Corp.:
4% 1/15/08	1,250,000	1,256,739
6.125% 6/15/07	2,140,000	2,287,127
7.25% 12/1/10	2,500,000	2,815,118
		51,044,208
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	556,525
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,785,566
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	527,417
		3,869,508
Real Estate - 1.5%
AMB Property LP 7.2% 12/15/05	1,000,000	1,060,735
Arden Realty LP 8.875% 3/1/05	2,045,000	2,117,413
AvalonBay Communities, Inc. 5% 8/1/07	915,000	951,487
BRE Properties, Inc. 5.95% 3/15/07	575,000	606,677
Camden Property Trust 5.875% 6/1/07	580,000	611,558
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,832,749
CenterPoint Properties Trust 6.75% 4/1/05	470,000	481,512
Duke Realty LP 6.875% 3/15/05	1,200,000	1,232,642
EOP Operating LP:
6.625% 2/15/05	500,000	511,031
6.763% 6/15/07	1,625,000	1,750,959
7.75% 11/15/07	1,650,000	1,835,617
8.375% 3/15/06	1,500,000	1,620,044
Gables Realty LP:
5.75% 7/15/07	1,220,000	1,280,927
7.25% 2/15/06	2,200,000	2,327,860
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	622,596
		18,843,807
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	200,000	209,182
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.:
1.795% 6/2/06 (e)	$ 1,250,000	$ 1,256,230
5.5% 8/1/06	1,290,000	1,344,988
5.625% 5/15/07	745,000	782,278
Washington Mutual, Inc.:
4.375% 1/15/08	700,000	710,323
5.625% 1/15/07	2,000,000	2,099,952
		6,402,953
TOTAL FINANCIALS		137,946,831
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	659,683	689,534
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,134,376
TOTAL INDUSTRIALS		1,823,910
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	5,950,000	6,291,720
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	937,080
Paper & Forest Products - 0.5%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,617,491
8% 2/24/06	745,000	794,695
International Paper Co. 4.25% 1/15/09	435,000	429,445
Weyerhaeuser Co. 5.95% 11/1/08	3,245,000	3,457,106
		6,298,737
TOTAL MATERIALS		7,235,817
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
British Telecommunications PLC 7.875% 12/15/05	3,275,000	3,492,440
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA 8.2% 3/1/06	$ 5,750,000	$ 6,150,925
Telefonica Europe BV 7.35% 9/15/05	180,000	189,296
		9,832,661
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09 (a)	2,825,000	2,691,361
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,065,569
7.5% 5/1/07	1,590,000	1,747,504
Vodafone Group PLC 7.625% 2/15/05	1,800,000	1,852,538
		7,356,972
TOTAL TELECOMMUNICATION SERVICES		17,189,633
UTILITIES - 1.6%
Electric Utilities - 1.5%
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,586,847
Duke Capital LLC:
4.302% 5/18/06	840,000	853,003
4.37% 3/1/09	2,045,000	2,023,656
6.25% 7/15/05	1,493,000	1,540,936
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,302,448
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	708,874
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	715,053
Monongahela Power Co. 5% 10/1/06	2,015,000	2,059,723
Pacific Gas & Electric Co. 2.3% 4/3/06 (e)	1,550,000	1,550,746
Progress Energy, Inc. 6.75% 3/1/06	1,500,000	1,577,747
Southwestern Public Service Co. 5.125% 11/1/06	650,000	672,249
		18,591,282
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,135,245
TOTAL UTILITIES		19,726,527
TOTAL NONCONVERTIBLE BONDS (Cost $243,653,658)		246,501,702
U.S. Government and Government Agency Obligations - 16.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 9.3%
Fannie Mae:
0% 11/17/04 (c)	$ 1,600,000	$ 1,592,534
2.375% 12/15/05	23,285,000	23,236,777
6% 5/15/08	24,574,000	26,522,743
Freddie Mac:
2.7% 3/16/07	18,000,000	17,757,216
2.875% 12/15/06	47,300,000	47,048,889
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		116,158,159
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds:
10% 5/15/10	5,021,000	5,330,695
11.75% 2/15/10	1,625,000	1,709,550
12% 8/15/13	17,526,000	23,120,632
U.S. Treasury Notes:
1.625% 2/28/06	22,953,000	22,660,717
2.625% 11/15/06	16,200,000	16,129,757
3.5% 11/15/06	185,000	187,717
4.375% 5/15/07	21,470,000	22,238,218
TOTAL U.S. TREASURY OBLIGATIONS		91,377,286
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $208,679,972)		207,535,445
U.S. Government Agency - Mortgage Securities - 5.4%

Fannie Mae - 5.2%
4.5% 8/1/19 (b)	19,500,000	19,177,031
5.5% 8/1/14 to 6/1/19	21,119,889	21,744,265
6.5% 2/1/08 to 1/1/33	18,181,471	19,207,078
7% 1/1/11 to 6/1/32	2,585,378	2,742,180
7% 8/1/19 (b)	766,744	813,467
7.5% 5/1/12 to 10/1/14	270,829	288,593
11.5% 11/1/15	114,280	130,204
TOTAL FANNIE MAE		64,102,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	$ 403,898	$ 443,798
12% 11/1/19	21,624	24,419
TOTAL FREDDIE MAC		468,217
Government National Mortgage Association - 0.2%
7% 1/15/25 to 6/15/32	2,154,167	2,290,884
7% 8/1/34 (b)	102,476	108,849
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,399,733
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $66,743,147)		66,970,768
Asset-Backed Securities - 20.4%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	1,939,722	1,917,130
Series 2003-3 Class A1, 4.46% 1/25/34	1,869,560	1,835,668
Series 2004-2 Class A2, 1.75% 7/25/34 (e)	2,283,635	2,283,564
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.79% 6/25/32 (e)	350,011	350,618
Series 2002-HE2 Class A2A, 1.88% 8/25/32 (e)	237,174	237,506
Series 2003-HE1:
Class A2, 1.86% 11/25/33 (e)	2,194,509	2,201,166
Class M1 2.1% 11/25/33 (e)	430,000	432,309
Class M2, 3.15% 11/25/33 (e)	270,000	274,290
Series 2003-NC1 Class A2A, 1.87% 7/25/33 (e)	2,794,271	2,805,282
Series 2004-HE1 Class A2B, 1.9% 2/25/34 (e)	1,420,000	1,420,300
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(e)	3,300,000	3,302,063
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,919,132	1,956,074
Series 2001-C Class A4, 5.01% 7/14/08	2,471,158	2,525,854
Series 2001-D Class A4 4.41% 11/12/08	2,350,000	2,385,102
Series 2002-A Class A4, 4.61% 1/12/09	3,675,000	3,748,350
Series 2002-B:
Class A3, 3.78% 2/12/07	1,875,848	1,885,679
Class A4, 4.46% 4/12/09	980,000	1,001,074
Series 2003-AM Class A4A, 3.1% 11/6/09	875,000	875,283
Series 2003-BX:
Class A3, 2.11% 8/6/07	740,000	738,679
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-BX: - continued
Class A4A, 2.72% 1/6/10	$ 1,105,000	$ 1,095,441
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,816,152
Series 2003-DM Class A4, 2.84% 8/6/10	1,580,000	1,561,420
Series 2004-1:
Class A3, 3.22% 7/6/08	870,000	871,365
Class B, 3.7% 1/6/09	150,000	150,200
Class C, 4.22% 7/6/09	155,000	155,542
Class D, 5.07% 7/6/10	1,105,000	1,110,230
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.89% 2/25/33 (e)	276,937	277,926
Series 2002-AR1 Class M1, 2.16% 9/25/32 (e)	1,100,000	1,105,714
Series 2003-3 Class S, 5% 9/25/05 (g)	3,564,894	117,669
Series 2003-7 Class M1, 2.3% 8/25/33 (e)	625,000	633,012
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.78% 6/25/32 (e)	595,702	596,584
Series 2002-BC6 Class AIO, 6% 8/25/04 (g)	7,392,727	25,795
Series 2002-BC7:
Class AIO, 6% 9/25/04 (g)	5,000,000	42,315
Class M1, 2.25% 10/25/32 (e)	1,100,000	1,106,188
Series 2002-BC9 Class A2, 1.93% 12/25/32 (e)	521,599	524,253
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.9% 9/25/33 (e)	283,777	284,940
Class AV2, 1.85% 9/25/33 (e)	295,871	296,751
Class M2, 3.25% 9/25/33 (e)	3,100,000	3,184,239
Series 2003-W6 Class AV2, 1.82% 1/25/34 (e)	2,824,517	2,832,280
Series 2003-W7:
Class A2, 1.84% 3/1/34 (e)	2,394,149	2,401,376
Class M1, 2.14% 3/1/34 (e)	2,500,000	2,517,109
Series 2003-W9 Class M1, 2.14% 3/25/34 (e)	1,800,000	1,812,158
Series 2004-W5 Class M1, 2.05% 4/25/34 (e)	830,000	831,028
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.65% 11/15/31 (e)	247,393	247,598
Series 2002-HE3 Class 2A, 1.78% 10/15/32 (e)	232,270	232,911
Series 2003-HE2 Class A2, 1.76% 4/15/33 (e)	1,222,357	1,224,076
Series 2003-HE3 Class A2, 1.73% 6/15/33 (e)	239,997	240,065
Series 2003-HE4 Class A3, 1.6% 8/15/33 (e)	630,770	630,693
Series 2003-HE5 Class A2B, 4% 8/15/33	591,486	586,802
Series 2003-HE7 Class A3, 1.74% 12/15/33 (e)	2,162,002	2,166,978
Series 2004 HE6 Series A2, 1.81% 9/25/34 (b)(e)	5,750,000	5,745,509
Series 2004-HE3 Class M2, 2.57% 6/25/34 (e)	700,000	697,367
Asset-Backed Securities - continued
	Principal Amount	Value
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	$ 1,546,007	$ 1,562,413
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.72% 5/15/08 (e)	1,100,000	1,102,802
Series 2002-C2 Class C2, 2.37% 5/15/08 (e)	7,345,000	7,392,751
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (e)	2,560,707	2,572,510
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (e)	1,854,012	1,858,791
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	301,069	302,152
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	1,208,777	1,209,978
Series 2002-5 Class B, 2.8% 4/15/08	1,087,527	1,090,424
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,941,349
Capital One Master Trust:
Series 1999-3 Class B, 1.86% 9/15/09 (e)	1,000,000	1,000,722
Series 2001-1 Class B, 1.89% 12/15/10 (e)	1,700,000	1,712,324
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,430,504
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,273,663
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (e)	2,250,000	2,260,821
Series 2003-B1 Class B1, 2.55% 2/17/09 (e)	5,715,000	5,803,657
Capital Trust Ltd. Series 2004-1:
Class A2, 1.7% 7/20/39 (a)(e)	645,000	645,000
Class B, 1.85% 7/20/39 (a)(e)	340,000	340,000
Class C, 2.15% 7/20/39 (a)(e)	435,000	435,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.79% 1/25/32 (e)	340,344	340,485
Series 2002-HE2:
Class A, 1.74% 1/25/33 (e)	184,953	185,138
Class M1, 2.15% 1/25/33 (e)	899,998	905,752
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (e)	2,150,000	2,163,425
Chase Credit Card Owner Trust:
Series 2002-2 Class C, 2.28% 7/16/07 (e)	2,785,000	2,794,778
Series 2004-1 Class B, 1.58% 5/15/09 (e)	875,000	874,948
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	242,647	243,064
Series 2001-A Class CTFS, 5.06% 2/15/08	81,858	82,830
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	3,000,000	3,007,905
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	$ 1,885,000	$ 1,890,196
Series 2002-C1 Class C1, 2.17% 2/9/09 (e)	3,000,000	3,042,365
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	2,600,000	2,659,422
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.86% 12/25/33 (a)(e)	2,390,838	2,395,321
Countrywide Home Loans, Inc.:
Series 2003 BC1 Class M2, 3.45% 9/25/32 (e)	2,410,000	2,475,055
Series 2004-2:
Class 3A4, 1.7% 7/25/34 (e)	1,715,000	1,714,947
Class M1, 1.95% 5/25/34 (e)	1,075,000	1,074,966
Series 2004-3 Class 3A4, 1.7% 8/25/34 (e)	2,590,000	2,571,500
Series 2004-4:
Class A, 1.82% 8/25/34 (e)	1,058,777	1,056,997
Class M1, 1.93% 7/25/34 (e)	775,000	773,063
Class M2, 1.98% 6/25/34 (e)	920,000	916,590
CS First Boston Mortgage Securities Corp. Series 2004 FRE1:
Class A2, 1.96% 4/25/34 (b)(e)	1,785,000	1,785,000
Class B1, 3.41% 4/25/34 (b)(e)	1,295,000	1,295,000
Class M3, 2.26% 4/25/34 (b)(e)	1,315,000	1,315,000
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (e)	1,775,000	1,780,958
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(e)	2,645,000	2,663,184
FMAC Loan Receivables Trust Series 1998-CA Class A1, 5.99% 11/15/04 (a)	18,772	18,678
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	290,000	290,480
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.9% 2/25/34 (e)	150,000	149,995
Class M2, 1.95% 2/25/34 (e)	150,000	149,995
Series 2004-A Class M2, 2.6% 1/25/34 (e)	1,100,000	1,099,964
Greenpoint Credit LLC Series 2001-1 Class 1A, 1.62% 4/20/32 (e)	1,171,028	1,166,829
GS Mortgage Securities Corp.:
Series 2003-HE1 Class M2, 3.18% 6/20/33 (e)	1,810,000	1,850,124
Series 2003-HE2 Class M1, 2.1% 8/25/33 (e)	650,000	653,256
5.5% 11/25/32 (a)	1,199,383	1,197,584
GSAMP Trust Series 2002-NC1 Class A2, 1.77% 7/25/32 (e)	359,268	360,635
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.8% 6/25/32 (e)	$ 553,048	$ 553,271
Series 2002-4 Class M2, 3.5% 3/25/33 (e)	400,000	406,004
Series 2002-5 Class A3, 1.97% 5/25/33 (e)	1,473,665	1,482,829
Series 2003-3 Class A4, 1.91% 2/25/33 (e)	1,259,691	1,265,751
Series 2003-5 Class A2, 1.8% 12/25/33 (e)	2,561,053	2,566,035
Series 2003-7 Class A2, 1.83% 3/25/34 (e)	2,719,497	2,726,982
Series 2003-8 Class M1, 2.17% 4/25/34 (e)	845,000	849,835
Series 2004-1 Class M2, 2.65% 6/25/34 (e)	655,000	655,552
Series 2004-2 Class A2, 1.74% 7/25/34 (e)	1,624,691	1,624,663
Series 2004-3:
Class M1, 2.02% 8/25/34 (e)	425,000	424,987
Class M2, 2.65% 8/25/34 (e)	465,000	464,985
Class M3, 2.9% 8/25/34 (e)	200,000	199,993
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	92,617	92,849
Series 2003-2N Class A, 8% 9/27/33 (a)	235,086	236,261
Series 2003-3N Class A, 8% 9/27/33 (a)	372,470	375,263
Series 2003-5N Class A, 7.5% 1/27/34 (a)	103,224	103,740
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	1,093,055	1,112,662
Series 2001-2 Class A4, 5.39% 8/17/08	990,836	1,012,997
Series 2004 1 Class A4, 3.93% 7/18/11	1,170,000	1,169,871
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.79% 12/22/31 (e)	321,086	321,158
Series 2002-3 Class A, 1.73% 7/20/32 (e)	607,859	608,991
Series 2003-2 Class M, 2% 9/20/33 (e)	633,720	635,207
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.75% 6/20/33 (e)	1,451,458	1,454,184
Class M, 2.02% 6/20/33 (e)	1,232,964	1,222,422
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 1.93% 1/18/11 (e)	1,000,000	1,007,474
Series 2002-3 Class B, 2.63% 9/15/09 (e)	1,215,000	1,228,477
MASTR Asset Backed Securities Trust Series 2004 FRE1 Class M1, 2.02% 7/25/34 (e)	1,146,000	1,146,000
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.755% 10/15/08 (e)	1,350,000	1,353,418
Series 2001-B2 Class B2, 1.74% 1/15/09 (e)	4,750,000	4,767,119
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,062,956
Series 2002-B2 Class B2, 1.76% 10/15/09 (e)	3,600,000	3,616,685
Series 2002-B3 Class B3, 1.78% 1/15/08 (e)	1,100,000	1,103,165
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (e)	1,500,000	1,507,512
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Master Credit Card Trust II: - continued
Series 1998-G Class B, 1.78% 2/17/09 (e)	$ 1,550,000	$ 1,554,172
Series 2000-L Class B, 1.88% 4/15/10 (e)	650,000	654,808
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.95% 7/25/34 (e)	425,000	424,987
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 1.9% 7/25/34 (e)	3,002,165	3,005,413
Series 2003-OPT1 Class M1, 2.1% 7/25/34 (e)	1,145,000	1,150,847
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.35% 5/25/33 (e)	325,000	331,014
Series 2003-NC5 Class M2, 3.45% 4/25/33 (e)	575,000	584,683
Series 2004 HE6 Class A2, 1.865% 8/25/34 (b)(e)	4,000,000	4,000,000
Series 2004 NC6 Class A2, 1.8019% 9/25/34 (e)	1,370,000	1,370,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 2.52% 10/25/31 (e)	225,000	225,792
Series 2002-AM3 Class A3, 1.94% 2/25/33 (e)	622,859	625,038
Series 2002-HE2 Class M1, 2.15% 8/25/32 (e)	1,150,000	1,156,663
Series 2002-NC1 Class M1, 2.25% 2/25/32 (a)(e)	755,000	762,337
Series 2003-NC1 Class M1, 2.5% 11/25/32 (e)	535,000	541,417
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	122,886	123,308
Series 2003-NC2 Class M2, 3.45% 2/25/33 (e)	615,000	629,868
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	147,133	147,639
Mortgage Asset Backed Securities Trust Series 2002-NC1 Class M1, 2.3% 10/25/32 (e)	1,600,000	1,616,646
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (a)(g)	1,725,000	703,628
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,507,423	1,524,266
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 4.5% 3/25/05 (e)(g)	25,823,160	573,274
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	714,174	715,737
Series 2002-A Class A3, 3.75% 4/15/06	46,432	46,490
Series 2002-C:
Class A3, 3.29% 9/15/06	404,557	406,089
Class A4, 4.07% 4/15/09	970,000	985,126
Series 2003-D Class A3, 2.4% 12/15/07	1,685,000	1,681,126
Park Place Securities, Inc.:
Series 2004 WCW1:
Class M1, 2.17% 8/25/34 (b)(e)	640,000	640,000
Class M2, 2.22% 8/25/34 (b)(e)	380,000	380,000
Class M3, 2.79% 8/25/34 (b)(e)	730,000	730,000
Class M4, 2.99% 9/25/34	1,000,000	1,000,000
Asset-Backed Securities - continued
	Principal Amount	Value
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	$ 766,383	$ 779,473
Providian Gateway Master Trust Series 2002-B Class A, 2.08% 6/15/09 (a)(e)	1,400,000	1,403,386
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,309,271	1,288,814
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,091,954	1,070,797
Saxon Asset Securities Trust Series 2004 2 Class MV1, 2.03% 10/25/34 (e)	980,000	980,000
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 1.805% 8/18/09 (e)	1,100,000	1,102,760
Series 2002-5 Class B, 2.63% 11/17/09 (e)	2,200,000	2,205,832
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 1.7% 2/25/34 (e)	2,410,018	2,409,944
Class M1, 1.97% 2/25/34 (e)	610,000	609,981
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 1.5525% 6/15/21 (e)	1,800,000	1,803,860
Series 2004-A:
Class B, 2.1% 6/15/33 (e)	400,000	402,891
Class C, 2.47% 6/15/33 (e)	1,020,000	1,024,980
Series 2004-B Class C, 2.2225% 9/15/33 (e)	1,900,000	1,899,848
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(e)	2,520,000	2,521,969
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.88% 9/25/34 (e)	2,972,767	2,985,190
Series 2003-6HE Class A1, 1.92% 11/25/33 (e)	952,409	957,264
Series 2003-8HE Class A, 1.92% 12/25/34 (e)	1,257,519	1,258,268
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(e)	1,168,030	1,168,030
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	2,099,269	2,105,247
Class A4, 3.24% 8/12/09	1,505,000	1,513,201
WFS Financial 2004-3 Owner Trust Series 2004 3:
Class A4, 3.93% 2/17/12	5,000,000	5,000,000
Class D, 4.07% 2/17/12	1,410,000	1,410,000
TOTAL ASSET-BACKED SECURITIES (Cost $253,107,894)		253,729,368
Collateralized Mortgage Obligations - 8.8%
	Principal Amount	Value
Private Sponsor - 5.8%
Countrywide Home Loans, Inc.:
floater Series 2004 16 Class A1, 1.7688% 8/25/34 (e)	$ 3,300,000	$ 3,300,000
sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,023,174	1,035,305
Series 2002-32 Class 2A3, 5% 1/25/18	344,102	346,044
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.82% 5/25/34 (e)	886,858	886,350
Series 2004-AR5 Class 11A2, 1.82% 6/25/34 (e)	1,217,783	1,215,163
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 2.45% 3/20/44 (e)	875,000	877,461
Series 2004-2:
Class 1A2, 1.4381% 6/20/28 (e)	2,000,000	2,000,000
Class 1C, 2.0681% 6/20/44 (e)	890,000	890,000
Holmes Financing PLC floater Series 8:
Class 1B, 1.73% 7/15/40 (e)	430,000	430,000
Class 2A, 1.68% 4/15/11 (e)	3,650,000	3,650,285
Class 2B, 1.77% 7/15/40 (e)	565,000	565,000
Class 2C, 2.32% 7/15/40 (e)	1,295,000	1,295,405
Impac CMB Trust floater Series 2004 6 Class 1A2, 1.84% 10/25/34 (e)	1,093,083	1,092,008
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	403,114	417,065
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 1.84% 3/25/28 (e)	3,026,320	3,035,737
Series 2003-F Class A2, 1.49% 10/25/28 (e)	3,959,829	3,974,523
Series 2004-B Class A2, 1.8525% 6/25/29 (e)	5,395,237	5,379,527
Series 2004-C Class A2, 2.1506% 7/25/29 (e)	3,630,836	3,630,411
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	15,236,475	223,321
Series 2003-G Class XA1, 1% 1/25/29 (g)	13,329,508	230,142
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	11,637,389	184,531
Permanent Financing PLC floater:
Series 3 Class 2C, 2.46% 6/10/42 (e)	605,000	608,025
Series 4:
Class 1B, 1.55% 6/10/42 (e)	415,000	414,741
Class 1M, 1.64% 6/10/42 (e)	330,000	329,278
Class 2C, 2.13% 6/10/42 (e)	1,495,000	1,494,648
Class 2M, 1.74% 6/10/42 (e)	345,000	345,000
Series 5:
Class 1C, 1.9878% 6/10/42 (e)	610,000	610,000
Class 2C, 2.1378% 6/10/42 (e)	915,000	915,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing PLC floater: - continued
Series 5: - continued
Class 3C, 2.2878% 6/10/42 (e)	$ 1,935,000	$ 1,935,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,903,086	1,971,776
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	52,441,733	561,289
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.5% 9/20/33 (e)	1,300,130	1,295,847
Series 2003-6 Class A2, 1.61% 11/20/33 (e)	2,983,612	2,979,813
Series 2003-7 Class A2, 1.8788% 1/20/34 (e)	3,601,385	3,598,077
Series 2004 7 Class A3A, 2.285% 8/20/34 (e)	2,420,000	2,420,000
Series 2004-2 Class A, 1.45% 3/20/34 (e)	1,403,983	1,399,872
Series 2004-3 Class A, 1.4% 5/20/34 (e)	3,410,198	3,387,998
Series 2004-4 Class A, 1.6081% 5/20/34 (e)	2,900,547	2,888,064
Series 2004-5 Class A3, 1.8625% 6/20/34 (e)	2,749,565	2,749,565
Series 2004-6 Class A3A, 2.1638% 6/20/35 (e)	2,263,610	2,263,610
Series 2003-7 Class X1, 0.7968% 1/20/34 (e)(g)	128,034,030	1,417,644
Series 2003-8 Class X1, 0.8% 1/20/34 (e)(g)	69,466,815	646,264
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	16,314,819	199,475
Structured Asset Securities Corp. floater Series 2004 NP1 Class A, 1.7% 9/25/33 (a)(e)	1,185,456	1,185,456
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	444,872	469,825
Series 2004-RA2 Class 2A, 7% 7/25/33	973,136	1,007,842
TOTAL PRIVATE SPONSOR		71,752,387
U.S. Government Agency - 3.0%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	1,438,903	1,446,562
Series 1993-187 Class L, 6.5% 7/25/23	2,265,000	2,384,565
Series 1993-206 Class KA, 6.5% 12/25/22	192,363	193,527
Series 1994-51 Class PH, 6.5% 1/25/23	59,636	59,699
Series 1994-63 Class PH, 7% 6/25/23	343,742	346,462
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	883,619	881,831
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	178,098	179,014
Series 2001-71 Class QD, 6% 4/25/15	2,452,392	2,465,776
Series 2003-16 Class PA, 4.5% 11/25/09	405,484	410,444
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class: - continued
Series 2003-19 Class MJ, 4.25% 5/25/30	$ 2,510,288	$ 2,487,266
sequential pay Series 2001-9 Class PB, 6.5% 5/25/27	16,647	16,634
Series 2004-29 Class ZE, 4.5% 1/25/32	31,673	31,197
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	1,545,000	109,259
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	115,204	116,066
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	293,297	295,262
Series 2322 Class HC, 6.5% 3/15/30	33,164	33,243
Series 2376 Class JC, 5.5% 2/15/14	1,086,918	1,092,065
Series 2420 Class BE, 6.5% 12/15/30	2,476,546	2,539,988
Series 2443 Class TD, 6.5% 10/15/30	2,261,875	2,325,215
Series 2489 Class PD, 6% 2/15/31	2,525,000	2,615,517
Series 2496 Class OC, 5.5% 9/15/14	10,017,570	10,241,054
sequential pay Series 2458 Class VK, 6.5% 3/15/13	1,739,958	1,765,177
Series 1803 Class A, 6% 12/15/08	420,046	435,102
Series 2764:
Class DZ, 5% 2/15/33	619,784	613,586
Class ZA, 5% 10/15/32	41,171	41,123
Class ZB, 5% 3/15/33	183,167	183,267
Class ZC, 4.5% 3/15/19	65,873	65,793
Series 2769 Class ZA, 5% 9/15/32	81,912	81,641
Series 2780:
Class KZ, 5% 4/15/32	123,901	123,755
Class ZJ, 4.5% 4/15/19	66,845	66,791
Series FHR 2762 Class BZ, 5% 3/15/34	2,060,184	2,060,634
Series FHR 2809 Class WZ, 5% 3/15/34	1,267,601	1,267,783
target amortization class Series 2794 Class ZL, 6% 10/15/31	68,305	68,203
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	581,327	588,903
TOTAL U.S. GOVERNMENT AGENCY		37,632,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $110,119,492)		109,384,791
Commercial Mortgage Securities - 8.4%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.018% 2/3/11 (a)(e)(g)	$ 15,534,917	$ 766,139
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	490,562	513,451
Series 1995-MD4 Class ACS2, 2.237% 8/13/29 (e)(g)	19,593,502	1,533,482
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (e)(g)	10,913,366	647,796
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0358% 7/11/43 (a)(e)(g)	8,205,000	601,346
Series 2003-1 Class XP1, 1.6734% 9/11/36 (a)(e)(g)	52,955,000	1,262,834
Series 2003-2 Class XP, 0.5863% 3/11/41 (a)(e)(g)	33,365,000	484,223
Series 2004-2 Class XP, 1.3154% 11/10/38 (e)(g)	9,040,000	451,805
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.6713% 9/8/14 (a)(e)	677,046	677,057
Series 2003-BBA2:
Class A3, 1.7% 11/15/15 (a)(e)	1,145,000	1,145,174
Class C, 1.85% 11/15/15 (a)(e)	235,000	236,155
Class D, 1.93% 11/15/15 (a)(e)	365,000	367,108
Class F, 2.28% 11/15/15 (a)(e)	260,000	262,175
Class H, 2.78% 11/15/15 (a)(e)	235,000	236,747
Class J, 3.33% 11/15/15 (a)(e)	245,000	248,850
Class K, 2.8103% 11/15/15 (a)(e)	220,000	222,246
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 2.03% 12/25/33 (a)(e)	3,753,946	3,760,515
Series 2004-2 Class M1, 1.97% 8/25/34 (a)(e)	493,841	493,841
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(e)	1,560,555	1,559,579
Class B, 3.35% 4/25/34 (a)(e)	195,069	194,947
Class M1, 2.01% 4/25/34 (a)(e)	97,535	97,474
Class M2, 2.65% 4/25/34 (a)(e)	97,535	97,474
Series 2004-2 Class M1, 1.82% 8/25/34 (a)(e)	1,531,406	1,531,406
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	16,521,746	1,107,476
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004 BBA3 Class E, 2.15% 6/15/17 (a)(e)	2,265,000	2,265,000
Series 2004-HS2A:
Class E, 2.1113% 1/14/16 (a)(e)	350,000	351,601
Class F, 2.2613% 1/14/16 (a)(e)	225,000	225,993
Series 2002-TOP8 Class X2, 2.3375% 8/15/38 (a)(e)(g)	9,053,000	826,790
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2003-PWR2 Class X2, 0.8579% 5/11/39 (a)(e)(g)	$ 23,310,000	$ 651,491
Series 2003-T12 Class X2, 0.9245% 8/13/39 (a)(e)(g)	15,835,000	483,967
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.8131% 12/12/13 (a)(e)	425,828	424,299
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	571,744	614,901
Series 2000-3 Class A1, 7.093% 10/15/32	1,184,344	1,274,360
COMM:
floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(e)	1,974,039	1,972,136
Series 2001-FL5A Class D, 2.63% 11/15/13 (a)(e)	953,849	953,774
Series 2002-FL6 Class G, 3.28% 6/14/14 (a)(e)	800,000	803,956
Series 2002-FL7:
Class D, 1.95% 11/15/14 (a)(e)	520,000	520,971
Class H, 3.63% 11/15/14 (a)(e)	1,232,000	1,226,321
Class MPP, 3.78% 11/15/14 (a)(e)	850,000	850,000
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(e)	3,930,000	3,939,837
Series 2004-LBN2 Class X2, 1.2764% 3/10/39 (a)(e)(g)	3,535,000	164,257
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B 1.84% 7/15/16 (a)(e)	125,000	125,000
Class D, 1.94% 7/15/16 (a)(e)	290,000	290,000
Class E, 2.14% 7/15/16 (a)(e)	205,000	205,000
Class F, 2.19% 7/15/16 (a)(e)	220,000	220,000
Class H, 2.69% 7/15/16 (a)(e)	630,000	630,000
Class J, 2.84% 7/15/16 (a)(e)	245,000	245,000
Class K, 3.74% 7/15/16 (a)(e)	275,000	275,000
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	767,457	796,357
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A:
Class A2, 1.7% 11/15/14 (a)(e)	1,200,000	1,200,266
Class C, 1.93% 11/15/14 (a)(e)	240,000	241,052
Class E, 2.33% 11/15/14 (a)(e)	190,000	191,150
Class H, 3.28% 11/15/14 (a)(e)	235,000	236,358
Class K, 4.48% 11/15/14 (a)(e)	350,000	353,080
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 570,345	$ 579,849
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,365,727
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,095,219
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	20,022,258	759,707
Series 2003-C3 Class ASP, 2.1423% 5/15/38 (a)(e)(g)	25,206,918	1,923,515
Series 2003-C4 Class ASP, 0.781% 8/15/36 (a)(e)(g)	19,040,000	394,109
Series 2003-C5 Class ASP, 1.0096% 12/15/36 (a)(e)(g)	20,215,000	699,702
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (a)(e)(g)	17,340,000	758,053
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	630,000	680,080
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	816,700	858,331
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	324,732	343,611
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,000,000	1,065,038
Series 174 Class B1, 7.33% 5/15/06 (a)	500,000	533,380
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,547,937	2,692,695
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.783% 5/15/33 (a)(e)(g)	11,846,570	482,718
GE Commercial Mortgage Corp.:
sequential pay Series 2004 C3 Class A2, 4.433% 7/10/39	1,805,000	1,799,946
Series 2004-C1 Class X2, 1.3828% 11/10/38 (e)(g)	13,460,000	683,262
GGP Mall Properties Trust floater Series 2001-C1A Class A3 2.08% 2/15/14 (a)(e)	780,308	784,556
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	1,310,000	1,405,180
Series 2003-C2 Class X2, 0.3887% 5/10/40 (a)(e)(g)	56,940,000	596,555
Series 2003-C3 Class X2, 0.9846% 12/10/38 (a)(e)(g)	21,151,260	720,585
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	1,150,000	1,142,633
Series 2003-C1 Class XP, 2.4423% 7/5/35 (a)(e)(g)	12,754,869	1,122,773
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2003-C2 Class XP, 1.3367% 1/5/36 (a)(e)(g)	$ 24,935,000	$ 1,164,923
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,689,379
Series 2004-C1 Class X2, 1.1823% 10/10/28 (a)(e)(g)	13,585,000	526,254
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	731,151	797,839
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	600,143	643,973
Class D, 7.97% 8/3/15 (a)	425,000	475,885
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (a)(e)(g)	7,000,723	332,515
Series 2003-CB7 Class X2, 1.0376% 1/12/38 (a)(e)(g)	20,635,000	749,816
Series 2003-LN1 Class X2, 0.9033% 10/15/37 (a)(e)(g)	29,610,000	915,902
Series 2004-C1 Class X2, 1.3156% 1/15/38 (a)(e)(g)	4,490,000	218,021
Series 2004-CB8 Class X2, 1.3852% 1/12/39 (a)(e)(g)	5,480,000	297,952
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	121,584	122,024
LB UBS Westfield Trust Series 2001 WM Class X, 0.7806% 7/14/16 (a)(e)(g)	12,532,268	429,824
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,416,778
Series 2002-C4 Class XCP, 1.6961% 10/15/35 (a)(e)(g)	13,355,000	803,793
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(g)	14,590,000	576,524
Series 2003-C1 Class XCP, 1.6569% 12/15/36 (a)(e)(g)	7,565,000	408,801
Series 2004-C1 Class XCP, 1.2432% 1/15/36 (a)(e)(g)	13,850,000	662,418
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	11,720,000	635,240
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2001-LLFA Class A, 1.4513% 8/16/13 (a)(e)	27,809	27,807
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.8571% 7/12/34 (a)(e)(g)	$ 5,862,659	$ 360,899
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	135,428	144,438
Series 1999-LIFE Class A1, 6.97% 4/15/33	587,474	630,411
Series 1997-RR:
Class B, 7.2979% 4/30/39 (a)(e)	707,707	738,784
Class C, 7.4279% 4/30/39 (a)(e)	1,275,066	1,365,436
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(e)	1,690,000	1,754,616
Series 2003-IQ5 Class X2, 1.2328% 4/15/38 (a)(e)(g)	10,090,000	471,009
Series 2003-IQ6 Class X2, 0.7584% 12/15/41 (a)(e)(g)	16,995,000	562,846
Series 2004-TOP13, Class X2, 1.2193% 9/13/45 (a)(e)(g)	9,350,000	460,481
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2.26% 8/5/14 (a)(e)	1,241,263	1,247,415
Class F, 3.51% 8/5/14 (a)(e)	2,260,791	2,302,909
Series 2003-HQ2 Class X2, 1.6838% 3/12/35 (a)(e)(g)	13,498,875	900,268
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (a)(e)(g)	9,055,000	605,055
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	644,003	683,820
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	653,248	693,585
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.18% 2/15/13 (a)(e)	1,364,000	1,362,775
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.7713% 3/24/18 (a)(e)	1,886,458	1,886,458
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	4,780,000	4,833,775
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,555,000	1,643,449
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 1.56% 3/15/14 (a)(e)	735,000	735,497
Class E, 1.88% 3/15/14 (a)(e)	460,000	462,062
Class F, 1.93% 3/15/14 (a)(e)	365,000	366,593
Class G, 2.16% 3/15/14 (a)(e)	185,000	185,818
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C8 Class XP, 0.8675% 11/15/35 (a)(e)(g)	$ 13,442,253	$ 349,988
Series 2003-C9 Class XP, 0.8932% 12/15/35 (a)(e)(g)	9,002,071	252,776
Series 2004-C10 Class XP, 1.2065% 2/15/41 (a)(e)(g)	6,460,000	300,196
Series 2004-WHL3X Class 1A, 1.0663% 3/15/14 (a)(e)(g)	80,661,648	922,979
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,384,746)		104,664,447
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	776,075
United Mexican States 4.625% 10/8/08	3,190,000	3,177,240
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,953,315
Commercial Paper - 0.2%

Comcast Corp. 1.86% 9/22/04 (a) (Cost $2,991,785)	3,000,000	2,992,465
Fixed-Income Funds - 14.7%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $183,100,035)	1,841,965	183,386,035
Cash Equivalents - 7.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $96,003,000)	$ 96,013,936	96,003,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,272,688,437)		1,275,121,336
NET OTHER ASSETS - (2.4)%		(29,785,875)
NET ASSETS - 100%		$ 1,245,335,461
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
106 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 105,374,600	$ 8,010
106 Eurodollar 90 Day Index Contracts	March 2005	105,268,600	8,276
127 Eurodollar 90 Day Index Contracts	June 2005	126,006,224	107,061
127 Eurodollar 90 Day Index Contracts	Sept. 2005	125,898,275	77,843
127 Eurodollar 90 Day Index Contracts	Dec. 2005	125,801,437	53,036
127 Eurodollar 90 Day Index Contracts	March 2006	125,730,000	42,399
127 Eurodollar 90 Day Index Contracts	June 2006	125,671,263	31,899
127 Eurodollar 90 Day Index Contracts	Sept. 2006	125,617,287	(41,114)
127 Eurodollar 90 Day Index Contracts	Dec. 2006	125,566,488	(41,372)
127 Eurodollar 90 Day Index Contracts	March 2007	125,521,524	104,886
127 Eurodollar 90 Day Index Contracts	June 2007	125,480,763	(215,346)
127 Eurodollar 90 Day Index Contracts	Sept. 2007	125,444,250	218,417
106 Eurodollar 90 Day Index Contracts	Dec. 2007	104,668,375	110,876
			464,871

Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .6% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 2, par value of the proportional notional amount (d)

	Sept. 2009	$ 6,000,000	$ (5,580)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	800,000	31
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	(6,612)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 500,000	$ (2,543)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	(2,514)
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	2,400,000	2,335
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	164
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,200,000	5,809
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	900,000	2,672
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	2,600,000	15,086
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	1,600,000	4,431
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	400,000	5,063
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .69% and pay Bank of America upon default event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 7.75% 11/1/10	Sept. 2009	$ 2,750,000	$ 156
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	2,068
Receive quarterly notional amount multiplied by .98% and pay Bank of America upon default event of Sprint Capital Corp., par value of the notional amount of Sprint Capital Corp. 6.875% 11/15/28	June 2009	2,250,000	3,423
TOTAL CREDIT DEFAULT SWAP		29,700,000	23,989
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	6,000,000	(102,991)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	21,470,000	(152,673)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(44,550)
TOTAL INTEREST RATE SWAP		35,750,000	(300,214)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Deutsche Bank	Feb. 2005	$ 10,000,000	$ 66,414
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	5,300,000	51,169
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	4,045,000	39,052
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	2,600,000	25,102
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	6,000,000	60,822
TOTAL TOTAL RETURN SWAP		27,945,000	242,559
		$ 93,395,000	$ (33,666)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $121,517,662 or 9.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,592,534.
(d) Dow Jones CDX N.A. Investment Grade 2 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,271,483,333. Net unrealized appreciation aggregated $3,638,003, of which $8,579,004 related to appreciated investment securities and $4,941,001 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AMOR-QTLY-0904

1.804866.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 79.6%
	Principal Amount	Value
Fannie Mae - 63.3%
4% 6/1/18 to 5/1/19	$ 25,221,094	$ 24,229,409
4% 8/1/19 (b)	56,763,230	54,457,224
4.5% 8/1/19 (b)	100,000,000	98,343,750
4.5% 9/1/31 to 12/1/33	199,192,835	188,354,421
5% 9/1/16 to 11/1/18	76,460,295	77,146,685
5% 8/1/19 (b)	35,000,000	35,251,563
5% 8/1/34 (b)	149,000,000	145,321,563
5.5% 4/1/09 to 12/1/33	213,672,134	217,884,486
5.5% 8/1/34 (b)	74,288,210	74,520,361
6% 4/1/13 to 8/1/31	52,763,722	54,835,984
6.5% 4/1/10 to 11/1/33	105,844,302	110,771,015
7% 3/1/17 to 10/1/33	20,257,018	21,471,871
7.5% 4/1/22 to 9/1/32	7,387,930	7,906,051
8% 9/1/07 to 12/1/29	62,267	67,181
8.25% 1/1/13	5,701	5,945
8.5% 1/1/16 to 7/1/31	966,922	1,043,670
8.75% 11/1/08	6,262	6,472
9% 1/1/08 to 10/1/30	1,997,924	2,194,998
9.5% 11/1/06 to 8/1/22	305,919	340,807
11% 8/1/10	165,376	183,599
12.25% 5/1/13 to 5/1/15	56,251	63,971
12.5% 8/1/15 to 3/1/16	91,911	105,160
12.75% 2/1/15	5,343	6,110
13.5% 9/1/14 to 12/1/14	36,339	42,085
		1,114,554,381
Freddie Mac - 7.2%
5% 5/1/33 to 12/1/33	94,864,088	92,703,191
5.5% 3/1/29 to 7/1/29	155,735	157,140
6% 5/1/16 to 7/1/29	2,374,552	2,468,737
6.5% 1/1/24 to 9/1/24	3,251,342	3,418,949
7.5% 2/1/08 to 7/1/32	23,686,563	25,332,691
8% 10/1/07 to 4/1/21	111,269	120,248
8.5% 7/1/09 to 9/1/20	320,501	350,306
9% 9/1/08 to 5/1/21	920,553	1,017,754
10% 1/1/09 to 5/1/19	294,765	325,506
10.5% 8/1/10 to 2/1/16	24,155	26,623
12.25% 6/1/14	16,103	18,306
12.5% 5/1/12 to 12/1/14	147,098	167,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12.75% 2/1/13	$ 823	$ 833
13% 12/1/13 to 6/1/15	271,739	310,433
		126,417,759
Government National Mortgage Association - 9.1%
6% 10/20/33 to 1/20/34	135,760,230	139,658,549
6.5% 5/15/28 to 8/15/32	4,980,214	5,217,875
7% 2/15/24 to 7/15/32	6,144,118	6,534,121
7.5% 7/15/05 to 4/15/32	4,130,945	4,447,016
8% 6/15/06 to 12/15/25	1,429,058	1,564,441
8.5% 7/15/16 to 10/15/28	2,454,898	2,696,170
9% 11/20/17	2,155	2,394
9.5% 12/15/24	4,850	5,469
10.5% 12/20/15 to 2/20/18	138,869	155,483
13% 10/15/13	32,667	37,682
13.5% 7/15/11 to 10/15/14	19,787	22,859
		160,342,059
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,402,935,896)		1,401,314,199
Asset-Backed Securities - 1.8%

ACE Securities Corp. Series 2003-FM1 Class M2, 3.3% 11/25/32 (c)	1,450,000	1,476,547
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (c)	1,264,987	1,302,448
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	192,953	193,435
Series 2003-2N Class A, 8% 9/27/33 (a)	445,037	447,262
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	1,950,000	1,950,000
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,922,375
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 2.2% 7/25/33 (c)	3,770,000	3,802,676
Class M2, 3.3% 7/25/33 (c)	2,600,000	2,668,402
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 3.4% 6/27/33 (c)	6,165,000	6,295,798
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	270,579	271,509
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 2,650,834	$ 2,609,415
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,126,462	2,085,262
TOTAL ASSET-BACKED SECURITIES (Cost $31,720,019)		32,025,129
Collateralized Mortgage Obligations - 7.8%

Private Sponsor - 2.6%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,864,302	1,886,407
Series 2002-5 Class 2A1, 6% 4/25/17	1,862,297	1,859,262
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	13,385,435	13,586,217
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	510,046	512,072
Series 2002-15R Class A1, 7.9641% 1/28/32 (a)(c)	1,850,981	1,864,575
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(c)	1,400,000	1,410,606
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	17,565,491	18,237,779
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,992,514	3,100,526
Series 2004-SL2 Class A1, 6.5% 11/25/16	726,679	751,545
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,828,070	1,850,643
TOTAL PRIVATE SPONSOR		45,059,632
U.S. Government Agency - 5.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,408,024
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,698,143
Series 1999-15 Class PC, 6% 9/25/18	6,764,617	7,039,849
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,354,374	4,577,365
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,583,189
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,421,057
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class: - continued
Series 2003-73 Class GA, 3.5% 5/25/31	$ 15,263,635	$ 14,668,787
sequential pay:
Series 2001-15 Class VA, 6% 6/25/10	229,828	230,460
Series 2001-82 Class VB, 6.5% 3/25/16	10,545,618	10,736,749
Series 2002-50 Class LE, 7% 12/25/29	949,705	971,728
Series 2004-21 Class ZJ, 5.5% 6/25/32	705,725	706,661
Series 2004-29 Class ZE, 4.5% 1/25/32	63,345	62,395
Freddie Mac planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	374,660	374,641
Series 70 Class C, 9% 9/15/20	368,280	368,629
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,373,744	3,595,818
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	756,439	762,370
Series 2435 Class GD, 6.5% 2/15/30	1,074,013	1,081,378
Series 2557 Class MA, 4.5% 7/15/16	840,164	850,189
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	221,056	221,599
Series 2750 Class ZT, 5% 2/15/34	2,215,587	1,790,093
Series 1658 Class GZ, 7% 1/15/24	6,175,228	6,497,123
Series 2568 Class SA, 10.112% 9/15/28 (c)	912,146	933,825
Series 2706 Class EZ, 5% 11/15/23	7	7
Series 2750 Class CZ, 5% 11/15/32	950,075	950,088
Series 2764:
Class DZ, 5% 2/15/33	973,588	963,852
Class ZA, 5% 10/15/32	64,330	64,254
Class ZB, 5% 3/15/33	286,042	286,198
Class ZC, 4.5% 3/15/19	102,609	102,486
Series 2769 Class ZA, 5% 9/15/32	128,556	128,130
Series 2780:
Class KZ, 5% 4/15/32	192,641	192,413
Class ZJ, 4.5% 4/15/19	111,408	111,319
Series 2807:
Class TZ, 6% 12/15/31	643,627	646,895
Class ZK, 6% 12/15/31	290,591	290,046
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class Series 2794 Class ZL, 6% 10/15/31	$ 110,995	$ 110,830
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	1,151,151	1,166,152
TOTAL U.S. GOVERNMENT AGENCY		91,592,742
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,528,792)		136,652,374
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 2.237% 8/13/29 (c)(e)	30,846,010	2,414,157
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (c)(e)	41,561,090	2,466,983
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.6734% 9/11/36 (a)(c)(e)	103,390,000	2,465,572
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560,000	563,763
Class C, 4.937% 5/14/16 (a)	1,165,000	1,173,799
Class D, 4.986% 5/14/16 (a)	425,000	427,670
Class E, 5.064% 5/14/16 (a)	1,315,000	1,321,575
Class F, 5.182% 5/14/16 (a)	315,000	317,953
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,239,112
Class F, 7.734% 1/15/32	600,000	658,607
COMM floater Series 2001-FL5A:
Class D, 2.63% 11/15/13 (a)(c)	6,358,992	6,358,496
Class E, 2.88% 11/15/13 (a)(c)	5,000,000	4,999,784
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	6,100,000	6,843,645
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,719,289
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,635,101
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(c)	700,000	672,004
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,155,000	1,246,813
Commercial Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5075% 2/17/24 (c)	$ 10,335,540	$ 11,163,556
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8778% 6/17/38 (c)(e)	103,281,709	3,308,454
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 4.61% 7/5/18 (a)(c)	1,257,019	1,257,019
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,583,344
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	390,000	409,080
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790,000	3,234,519
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4279% 4/30/39 (a)(c)	2,760,143	2,955,767
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	18,390,676
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,344,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,417,301)		94,170,810
Fixed-Income Funds - 19.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $346,441,311)	3,494,099	347,872,526
Cash Equivalents - 8.9%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $156,163,000)	$ 156,180,789	$ 156,163,000
TOTAL INVESTMENT PORTFOLIO - 123.2% (Cost $2,168,206,319)		2,168,198,038
NET OTHER ASSETS - (23.2)%		(407,698,734)
NET ASSETS - 100%		$ 1,760,499,304
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,976,518 or 3.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,170,655,016. Net unrealized depreciation aggregated $2,456,978 of which $9,519,187 related to appreciated investment securities and $11,976,165 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond
Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

LTB-QTLY-0904

1.804849.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,440,740
6.4% 5/15/06	1,000,000	1,053,499
7.2% 9/1/09	680,000	747,138
7.4% 1/20/05	800,000	818,912
7.75% 6/15/05	2,100,000	2,192,045
		7,252,334
Automobiles - 0.2%
General Motors Corp. 7.2% 1/15/11	2,000,000	2,090,602
Media - 2.5%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,514,041
6.75% 4/15/11	1,700,000	1,848,650
6.875% 5/1/12	4,300,000	4,686,299
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,157,390
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,074,943
Cox Communications, Inc.:
7.125% 10/1/12	1,235,000	1,361,965
7.5% 8/15/04	1,850,000	1,853,051
7.75% 8/15/06	1,450,000	1,574,675
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,077,846
Liberty Media Corp. 8.25% 2/1/30	1,900,000	2,137,449
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,206,542
News America, Inc.:
4.75% 3/15/10	2,000,000	2,007,378
6.625% 1/9/08	1,700,000	1,843,682
Viacom, Inc. 7.7% 7/30/10	960,000	1,101,286
		33,445,197
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	715,000	714,994
Specialty Retail - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	2,175,000	2,407,112
TOTAL CONSUMER DISCRETIONARY		45,910,239
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	3,740,000	3,746,822
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Safeway, Inc. 6.5% 3/1/11	$ 4,000,000	$ 4,273,560
Food Products - 0.0%
Kraft Foods, Inc. 5.25% 6/1/07	330,000	344,204
Tobacco - 0.8%
Altria Group, Inc. 7% 11/4/13	3,280,000	3,385,796
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,122,838
7.65% 7/1/08	4,635,000	5,018,671
		10,527,305
TOTAL CONSUMER STAPLES		18,891,891
ENERGY - 1.7%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,515,147
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,095,431
		7,610,578
Oil & Gas - 1.1%
Anadarko Petroleum Corp. 5% 10/1/12	1,600,000	1,590,374
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,743,097
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,115,922
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,383,500
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	2,911,599
Williams Companies, Inc. 7.125% 9/1/11	2,175,000	2,262,000
		14,006,492
TOTAL ENERGY		21,617,070
FINANCIALS - 22.9%
Capital Markets - 2.4%
Amvescap PLC:
5.9% 1/15/07	465,000	492,207
yankee 6.6% 5/15/05	3,490,000	3,588,216
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,257,758
4.25% 9/4/12 (e)	1,510,000	1,512,938
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	1,925,000	1,947,097
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
4.125% 1/15/08	$ 4,550,000	$ 4,586,896
6.6% 1/15/12	3,000,000	3,262,065
Legg Mason, Inc. 6.75% 7/2/08	3,710,000	4,045,922
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,637,958
Merrill Lynch & Co., Inc. 6.15% 1/26/06	625,000	657,873
Morgan Stanley 4.75% 4/1/14	8,035,000	7,505,397
		31,494,327
Commercial Banks - 2.6%
Bank of America Corp.:
4.75% 10/15/06	985,000	1,017,263
6.25% 4/15/12	840,000	906,420
7.125% 9/15/06	2,000,000	2,161,830
BB&T Corp. 4.75% 10/1/12	2,000,000	1,945,466
Chase Manhattan Corp. 6.375% 4/1/08	360,000	390,925
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	685,000	669,650
5.25% 2/10/14 (a)	2,565,000	2,496,486
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	998,680
Korea Development Bank:
3.875% 3/2/09	2,600,000	2,518,630
4.75% 7/20/09	1,300,000	1,298,781
5.75% 9/10/13	5,315,000	5,387,539
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	1,977,565
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	919,684
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,469,414
Popular North America, Inc. 6.125% 10/15/06	1,295,000	1,367,041
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,124,708
Wachovia Corp. 4.875% 2/15/14	2,600,000	2,508,672
		34,158,754
Consumer Finance - 6.2%
American General Finance Corp.:
2.75% 6/15/08	65,000	61,890
4% 3/15/11	3,020,000	2,894,996
4.625% 5/15/09	4,000,000	4,035,016
5.375% 10/1/12	3,050,000	3,084,126
Capital One Bank:
4.875% 5/15/08	2,170,000	2,210,232
6.5% 6/13/13	2,315,000	2,418,309
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
6.5% 1/25/07	$ 300,000	$ 316,383
7% 10/1/13	2,000,000	2,035,712
7.375% 10/28/09	11,915,000	12,783,484
General Motors Acceptance Corp.:
6.125% 2/1/07	910,000	952,266
6.125% 8/28/07	910,000	953,794
6.75% 1/15/06	8,310,000	8,702,348
6.875% 9/15/11	6,415,000	6,585,427
7.75% 1/19/10	2,060,000	2,246,490
Household Finance Corp.:
4.75% 5/15/09	2,140,000	2,169,549
5.875% 2/1/09	1,055,000	1,121,864
6.375% 11/27/12	1,595,000	1,712,392
6.75% 5/15/11	3,000,000	3,304,845
7% 5/15/12	5,235,000	5,834,392
Household International, Inc. 8.875% 2/15/08	2,550,000	2,769,198
MBNA America Bank NA 4.625% 8/3/09	10,000,000	10,028,200
MBNA Corp. 6.25% 1/17/07	1,155,000	1,227,108
SLM Corp. 3.625% 3/17/08	3,900,000	3,874,346
		81,322,367
Diversified Financial Services - 7.6%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,564,970
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,174,470
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,653,098
5.125% 10/1/13 (a)	1,055,000	1,040,161
CIT Group, Inc. 3.875% 11/3/08	530,000	522,400
Citigroup, Inc.:
3.5% 2/1/08	1,155,000	1,143,632
7.25% 10/1/10	5,015,000	5,700,084
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,826,663
7.92% 5/18/12	4,845,000	2,837,929
Deutsche Telekom International Finance BV:
5.25% 7/22/13	1,635,000	1,619,314
8.5% 6/15/10	4,165,000	4,912,438
8.75% 6/15/30	1,535,000	1,906,802
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,068,239
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	$ 705,000	$ 712,047
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (a)	3,625,000	3,567,573
7.45% 11/24/33 (a)	900,000	874,329
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,981,248
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,128,416
4.875% 3/15/14	2,190,000	2,095,239
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	3,670,000	3,661,317
Monumental Global Funding II 3.85% 3/3/08 (a)	4,500,000	4,518,513
NiSource Finance Corp. 7.875% 11/15/10	3,110,000	3,601,862
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,035,000
7.375% 12/15/14	3,000,000	3,142,500
7.875% 2/1/09 (e)	3,000,000	3,300,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	4,972,715
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,635,134
Sprint Capital Corp.:
6.125% 11/15/08	2,100,000	2,224,564
8.375% 3/15/12	6,550,000	7,674,216
Telecom Italia Capital 4% 11/15/08 (a)	3,000,000	2,964,879
Tyco International Group SA yankee:
6.125% 1/15/09	2,500,000	2,677,608
6.375% 6/15/05	1,750,000	1,802,028
6.75% 2/15/11	2,455,000	2,691,922
Verizon Global Funding Corp.:
7.25% 12/1/10	4,837,000	5,446,689
7.375% 9/1/12	7,135,000	8,124,111
7.75% 6/15/32	2,000,000	2,286,940
		100,089,050
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	3,400,000	3,266,985
Assurant, Inc. 5.625% 2/15/14	995,000	990,575
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,750,000	2,052,435
Travelers Property Casualty Corp. 5% 3/15/13	835,000	811,835
		7,121,830
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - 2.6%
AMB Property LP 7.2% 12/15/05	$ 2,000,000	$ 2,121,470
Arden Realty LP:
7% 11/15/07	3,460,000	3,797,921
8.875% 3/1/05	2,590,000	2,681,712
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,435,030
Boston Properties, Inc. 6.25% 1/15/13	2,500,000	2,641,440
BRE Properties, Inc. 5.95% 3/15/07	875,000	923,205
Camden Property Trust 5.875% 11/30/12	1,700,000	1,737,767
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,037,555
Developers Diversified Realty Corp. 4.625% 8/1/10	2,325,000	2,267,198
EOP Operating LP:
4.75% 3/15/14	2,600,000	2,425,618
7.75% 11/15/07	3,775,000	4,199,669
Gables Realty LP 5.75% 7/15/07	5,245,000	5,506,935
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,854,010
		33,629,530
Thrifts & Mortgage Finance - 1.0%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,066,828
Countrywide Home Loans, Inc.:
3.25% 5/21/08	3,460,000	3,350,647
4% 3/22/11	3,290,000	3,102,496
6.935% 7/16/07	2,450,000	2,662,535
Independence Community Bank Corp. 3.75% 4/1/14 (e)	1,240,000	1,186,614
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,689,554
4.625% 4/1/14	175,000	161,529
		13,220,203
TOTAL FINANCIALS		301,036,061
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,715,000	1,480,309
7.45% 5/1/34 (a)	60,000	50,889
Raytheon Co.:
6.15% 11/1/08	3,000,000	3,222,453
8.3% 3/1/10	5,195,000	6,128,323
		10,881,974
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Boise Cascade Office Products Corp. 7.05% 5/15/05	$ 1,830,000	$ 1,887,189
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,918,940
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,082,022
		5,000,962
TOTAL INDUSTRIALS		17,770,125
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.1%
Motorola, Inc.:
6.5% 11/15/28	1,000,000	992,033
7.625% 11/15/10	5,000,000	5,691,940
8% 11/1/11	6,340,000	7,359,269
		14,043,242
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
6.5% 7/1/12	585,000	643,107
7.15% 6/15/05	2,400,000	2,497,615
NCR Corp. 7.125% 6/15/09	2,270,000	2,492,222
		5,632,944
TOTAL INFORMATION TECHNOLOGY		19,676,186
MATERIALS - 1.5%
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	508,034
Metals & Mining - 1.3%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	2,335,000	2,350,370
6.375% 11/30/12 (a)	5,580,000	5,999,917
Falconbridge Ltd. yankee 7.35% 6/5/12	710,000	781,909
Noranda, Inc. yankee 6% 10/15/15	7,300,000	7,213,838
		16,346,034
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	495,000	488,679
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.: - continued
5.5% 1/15/14	$ 1,240,000	$ 1,230,954
Weyerhaeuser Co. 7.375% 3/15/32	1,170,000	1,291,383
		3,011,016
TOTAL MATERIALS		19,865,084
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.6%
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,341,320
8.875% 12/15/30	775,000	975,909
France Telecom SA 8.75% 3/1/11	3,800,000	4,433,718
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	6,909,509
KT Corp. 5.875% 6/24/14 (a)	1,200,000	1,207,871
Telefonica Europe BV 7.75% 9/15/10	2,400,000	2,773,042
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,429,904
		21,071,273
Wireless Telecommunication Services - 1.0%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,310,000	1,248,029
5.5% 3/1/14 (a)	3,120,000	2,919,893
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000,000	5,495,295
7.875% 3/1/11	1,320,000	1,517,131
8.75% 3/1/31	1,010,000	1,257,158
		12,437,506
TOTAL TELECOMMUNICATION SERVICES		33,508,779
UTILITIES - 3.8%
Electric Utilities - 3.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	1,340,000	1,335,469
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,545,654
DTE Energy Co. 7.05% 6/1/11	3,320,000	3,637,644
Exelon Corp. 6.75% 5/1/11	1,735,000	1,896,825
Exelon Generation Co. LLC 5.35% 1/15/14	8,000,000	7,862,576
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,561,074
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
6.45% 11/15/11	$ 1,895,000	$ 2,004,404
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,244,772
Monongahela Power Co. 5% 10/1/06	1,370,000	1,400,407
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	453,123
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,078,634
6.375% 5/1/12	1,155,000	1,249,183
Pacific Gas & Electric Co. 4.8% 3/1/14	615,000	591,848
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	1,984,516
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,005,683
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,744,629
Southern California Edison Co. 4.65% 4/1/15	165,000	156,135
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,087,040
		39,839,616
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,137,009
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	1,000,000	1,100,757
Dominion Resources, Inc.:
6.25% 6/30/12	3,330,000	3,515,238
8.125% 6/15/10	4,090,000	4,762,556
		9,378,551
TOTAL UTILITIES		50,355,176
TOTAL NONCONVERTIBLE BONDS (Cost $520,009,257)		528,630,611
U.S. Government and Government Agency Obligations - 12.0%

U.S. Government Agency Obligations - 10.6%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,593,275
4.75% 1/2/07	25,000,000	25,862,475
5.25% 8/1/12	215,000	217,822
5.5% 3/15/11	19,700,000	20,784,721
6.25% 2/1/11	735,000	795,942
6.25% 3/22/12	4,800,000	4,910,122
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 9/15/09	$ 37,000,000	$ 41,210,299
Freddie Mac:
3.625% 9/15/08	5,532,000	5,477,609
5.25% 11/5/12	1,405,000	1,395,560
5.5% 9/15/11	17,200,000	18,097,548
5.875% 3/21/11	2,655,000	2,821,484
6.625% 9/15/09	11,400,000	12,695,804
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		138,862,661
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bills, yield at date of purchase 1.04% 8/19/04 (c)	500,000	499,706
U.S. Treasury Bonds 11.25% 2/15/15	3,825,000	5,950,266
U.S. Treasury Notes:
5% 8/15/11 (d)	7,956,000	8,375,552
6.5% 2/15/10	4,000,000	4,527,656
TOTAL U.S. TREASURY OBLIGATIONS		19,353,180
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $159,143,070)		158,215,841
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 9.6%
4% 8/1/19 (b)	4,696,788	4,505,981
4.5% 8/1/19 (b)	28,000,000	27,536,250
4.5% 8/1/33 to 9/1/33	1,883,715	1,781,260
5% 8/1/34 (b)	9,000,000	8,777,813
5.5% 9/1/10 to 12/1/14	5,909,998	6,101,736
5.5% 8/1/34 (b)	9,000,000	9,028,125
6% 5/1/16 to 4/1/17	2,301,336	2,405,201
6.5% 4/1/09 to 5/1/33	23,316,085	24,506,778
6.5% 8/1/19 (b)	10,740,787	11,348,313
6.5% 8/1/34 (b)	5,379,742	5,613,425
7% 12/1/10 to 11/1/33 (b)	19,706,953	20,859,407
7% 8/1/19 (b)	4,525	4,801
7.5% 8/1/17 to 9/1/28	1,890,069	2,027,197
8.5% 6/1/11 to 9/1/25	237,882	261,256
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9.5% 2/1/25	$ 208,147	$ 235,369
10.5% 8/1/20	56,227	64,058
11% 8/1/15	353,044	391,189
12.5% 12/1/13 to 4/1/15	17,321	19,865
TOTAL FANNIE MAE		125,468,024
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	263,718	289,253
9.5% 1/1/17	10,809	12,145
10% 4/1/06 to 5/1/09	11,080	11,987
10.5% 5/1/21	57,180	62,650
11% 12/1/11	2,889	3,190
11.5% 10/1/15	8,212	9,284
11.75% 10/1/10	12,138	13,407
TOTAL FREDDIE MAC		401,916
Government National Mortgage Association - 0.2%
6.5% 2/15/29	770,324	807,299
7% 2/15/28 to 11/15/28	1,736,801	1,848,449
7.5% 2/15/28 to 10/15/28	23,604	25,424
8% 11/15/05 to 6/15/25	261,841	278,162
8.5% 4/15/17 to 10/15/21	214,447	236,640
11% 7/20/19 to 8/20/19	12,840	14,505
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,210,479
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $128,106,261)		129,080,419
Asset-Backed Securities - 9.3%

ACE Securities Corp.:
Series 2002-HE2 Class A2A, 1.88% 8/25/32 (e)	349,519	350,009
Series 2003-FM1 Class M2, 3.3% 11/25/32 (e)	955,000	972,484
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (e)	525,000	525,055
Class M2, 2.55% 2/25/34 (e)	600,000	600,137
American Express Credit Account Master Trust:
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,058,569
Series 2004-1 Class B, 1.63% 9/15/11 (e)	1,430,000	1,432,405
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(e)	$ 6,500,000	$ 6,504,063
AmeriCredit Automobile Receivables Trust:
Series 2001-C Class A4, 5.01% 7/14/08	5,930,779	6,062,050
Series 2002-A Class A4, 4.61% 1/12/09	5,800,000	5,915,763
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (e)	300,000	299,991
Class M2, 1.93% 4/25/34 (e)	225,000	224,993
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (e)	1,559,961	1,562,155
Series 2003-HE7 Class A3, 1.74% 12/15/33 (e)	2,453,732	2,459,379
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.76% 12/15/09 (e)	1,290,000	1,295,810
Series 2002-C1 Class C1, 2.34% 12/15/09 (e)	1,840,000	1,864,499
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (e)	2,119,492	2,124,956
Capital One Master Trust:
Series 2001-1 Class B, 1.89% 12/15/10 (e)	2,130,000	2,145,441
Series 2001-8A Class B, 1.93% 8/17/09 (e)	3,015,000	3,038,709
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (e)	875,000	879,208
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,870,199
Series 2003-B1 Class B1, 2.55% 2/17/09 (e)	3,535,000	3,589,838
Series 2003-B4 Class B4, 2.18% 7/15/11 (e)	1,680,000	1,710,346
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (e)	824,992	849,422
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (e)	2,435,000	2,450,205
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (e)	1,020,000	1,019,940
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	155,690	157,540
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	3,500,000	3,509,223
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	2,175,000	2,180,995
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	1,330,000	1,360,397
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (e)	1,275,000	1,274,960
Series 2004-3 Class M1, 1.95% 6/25/34 (e)	350,000	350,359
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,403,600
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.13% 11/25/33 (e)	300,000	302,628
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2003-1: - continued
Class M2, 3.2% 11/25/33 (e)	$ 200,000	$ 204,349
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (e)	100,000	99,997
Class M4, 2.35% 3/25/34 (e)	75,000	74,998
Class M6, 2.7% 3/25/34 (e)	100,000	99,146
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	560,000	560,927
Fremont Home Loan Trust Series 2004-A:
Class M1, 2% 1/25/34 (e)	1,100,000	1,099,965
Class M2, 2.6% 1/25/34 (e)	1,275,000	1,274,959
GSAMP Trust Series 2004-FM2:
Class M1, 1.95% 1/25/34 (e)	750,000	749,970
Class M2, 2.55% 1/25/34 (e)	400,000	399,984
Class M3, 2.75% 1/25/34 (e)	400,000	399,983
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (e)	338,533	339,488
Class M1, 2.33% 8/25/33 (e)	765,000	774,941
Series 2003-4:
Class M1, 2.25% 10/25/33 (e)	1,045,000	1,055,059
Class M2, 3.35% 10/25/33 (e)	1,240,000	1,263,536
Series 2004-3:
Class M2, 2.65% 8/25/34 (e)	535,000	534,983
Class M3, 2.9% 8/25/34 (e)	225,000	224,993
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	126,062	126,378
Series 2003-2N Class A, 8% 9/27/33 (a)	294,227	295,698
Series 2003-5N Class A, 7.5% 1/27/34 (a)	116,127	116,707
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,747,500
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 2.2% 7/25/33 (e)	2,460,000	2,481,322
Class M2, 3.3% 7/25/33 (e)	1,260,000	1,293,149
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 1.77% 10/15/10 (e)	350,000	351,931
Series 2003-B3 Class B3, 1.755% 1/18/11 (e)	1,685,000	1,689,227
Series 2003-B5 Class B5, 1.75% 2/15/11 (e)	2,530,000	2,548,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (e)	500,000	499,984
Class M2, 2% 7/25/34 (e)	100,000	99,997
Class M3, 2.4% 7/25/34 (e)	200,000	199,994
Asset-Backed Securities - continued
	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1: - continued
Class M4, 2.55% 7/25/34 (e)	$ 125,000	$ 124,996
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (e)	460,000	467,648
Series 2003-HE1 Class M2, 3.35% 5/25/33 (e)	1,450,000	1,476,830
Series 2003-NC8 Class M1, 2.15% 9/25/33 (e)	665,000	668,234
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (e)	1,350,000	1,371,432
Series 2002-NC1 Class M1, 2.25% 2/25/32 (a)(e)	865,000	873,406
Series 2002-NC3 Class M1, 2.17% 8/25/32 (e)	375,000	378,436
Series 2003-NC2 Class M2, 3.45% 2/25/33 (e)	710,000	727,164
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	91,104	91,417
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (e)	1,257,747	1,260,149
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,000,000	9,949,036
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (e)	350,000	350,329
Class M4, 2.425% 6/25/34 (e)	585,000	585,866
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.95% 9/25/33 (a)(e)	1,843,956	1,849,718
Sears Credit Account Master Trust II:
Series 1999-1 Class A, 5.65% 3/17/09	666,667	674,425
Series 2002-4 Class A, 1.51% 8/18/09 (e)	2,700,000	2,703,241
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (e)	1,190,000	1,195,811
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(e)	2,320,000	2,321,813
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	3,453,327	3,602,903
TOTAL ASSET-BACKED SECURITIES (Cost $120,196,573)		121,625,599
Collateralized Mortgage Obligations - 6.1%

Private Sponsor - 4.6%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (e)	718,557	719,018
Class 2A1, 4.2187% 12/25/33 (e)	1,857,403	1,835,960
Series 2003-L Class 2A1, 4.0362% 1/25/34 (e)	3,471,832	3,444,568
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004 G Class 2A7, 4.6636% 8/25/34 (e)	$ 2,700,000	$ 2,699,987
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (e)	1,406,850	1,401,630
Class 2A2, 4.16% 3/25/34 (e)	1,245,975	1,238,734
Series 2004-C Class 1A1, 3.4381% 4/25/34 (e)	2,539,895	2,511,718
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (e)	2,857,080	2,825,942
Class 2A2, 4.2274% 5/25/34 (e)	3,085,590	3,039,427
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (e)	1,158,147	1,160,861
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (e)	1,653,361	1,653,361
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.0681% 6/20/44 (e)	1,020,000	1,020,000
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (b)	2,535,000	2,617,388
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	17,136,888	251,175
Series 2003-G Class XA1, 1% 1/25/29 (g)	15,107,518	260,840
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	13,163,352	208,727
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	4,477,850	4,639,473
Series 2004-SL2 Class A1, 6.5% 11/25/16	562,590	581,841
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.9131% 7/10/35 (a)(e)	2,359,527	2,395,732
Class B4, 3.1131% 7/10/35 (a)(e)	1,769,645	1,796,599
Class B5, 3.7131% 7/10/35 (a)(e)	1,671,332	1,696,234
Class B6, 4.2131% 7/10/35 (a)(e)	786,509	800,344
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (a)(e)	825,136	837,603
Class B4, 3.0131% 6/10/35 (a)(e)	736,729	747,752
Class B5, 3.6131% 6/10/35 (a)(e)	500,976	510,101
Class B6, 4.1131% 6/10/35 (a)(e)	299,603	304,932
Series 2003-D Class B3, 2.6631% 12/10/35 (a)(e)	9,904,943	9,944,714
Series 2004-B:
Class B4, 2.4631% 2/10/36 (a)(e)	299,313	299,313
Class B5, 2.9131% 2/10/36 (a)(e)	299,313	299,313
Class B6, 3.3631% 2/10/36 (a)(e)	99,771	99,771
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	59,381,959	635,571
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	$ 1,313,219	$ 1,329,434
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,977,529
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	492,536	520,164
Series 2004-RA2 Class 2A, 7% 7/25/33	1,027,704	1,064,356
TOTAL PRIVATE SPONSOR		60,370,112
U.S. Government Agency - 1.5%
Fannie Mae planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	119,272	119,399
Series 1994-81 Class PJ, 8% 7/25/23	1,236,727	1,248,478
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	100,946	101,466
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	136,080	137,098
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	225,392	225,309
sequential pay Series 2473 Class VK, 6.5% 10/15/18	11,506,094	11,936,062
Series 2749 Class MZ, 5% 2/15/24	257,694	257,650
Series 2764:
Class ZA, 5% 10/15/32	48,033	47,976
Class ZB, 5% 3/15/33	210,768	210,883
Class ZC, 4.5% 3/15/19	76,007	75,915
Series 2769 Class ZA, 5% 9/15/32	95,564	95,247
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (e)	370,000	390,752
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	$ 1,399,150	$ 1,427,966
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,842,649
TOTAL U.S. GOVERNMENT AGENCY		19,116,850
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,181,621)		79,486,962
Commercial Mortgage Securities - 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	714,848	748,202
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (e)(g)	18,141,643	1,076,852
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0358% 7/11/43 (a)(e)(g)	12,355,000	905,500
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.85% 11/15/15 (a)(e)	265,000	266,303
Class D, 1.93% 11/15/15 (a)(e)	410,000	412,368
Class F, 2.28% 11/15/15 (a)(e)	295,000	297,468
Class H, 2.78% 11/15/15 (a)(e)	265,000	266,970
Class J, 3.33% 11/15/15 (a)(e)	275,000	279,322
Class K, 2.8103% 11/15/15 (a)(e)	245,000	247,501
Bayview Commercial Asset Trust floater:
Series 2004-2 Class M1, 1.82% 8/25/34 (a)(e)	1,626,184	1,626,184
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(e)	1,853,159	1,852,001
Class B, 3.35% 4/25/34 (a)(e)	195,069	194,947
Class M1, 2.01% 4/25/34 (a)(e)	195,069	194,947
Class M2, 2.65% 4/25/34 (a)(e)	97,535	97,474
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(e)	3,708,959	3,708,663
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(e)	1,505,000	1,505,750
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	770,000	778,786
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	$ 1,410,000	$ 1,419,475
Class C, 4.937% 5/14/16 (a)	880,000	886,646
Class D, 4.986% 5/14/16 (a)	320,000	322,011
Class E, 5.064% 5/14/16 (a)	995,000	999,975
Class F, 5.182% 5/14/16 (a)	240,000	242,250
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e)	980,000	1,062,199
COMM floater:
Series 2001-FL5A Class D, 2.63% 11/15/13 (a)(e)	1,554,420	1,554,299
Series 2002-FL7:
Class A2, 1.73% 11/15/14 (a)(e)	1,660,369	1,660,521
Class D, 1.95% 11/15/14 (a)(e)	600,000	601,120
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,486,195	2,683,007
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,326,605	1,376,560
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,245,000	1,340,133
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,123,097
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,470,413
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,138,286
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	834,408
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	35,038,951	1,329,486
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(e)	520,000	499,203
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	775,000	836,606
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,842,407
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,497,284	1,573,607
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,597,557
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,068,271
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.783% 5/15/33 (a)(e)(g)	23,693,140	965,436
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.3828% 11/10/38 (e)(g)	15,694,700	796,701
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,883,942	5,036,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 2,030,000	$ 1,960,916
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,638,386
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,933,352
Series 2003-47 Class XA, 0.2454% 6/16/43 (e)(g)	9,433,308	479,033
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	2,600,000	2,819,734
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,545,708
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	882,747
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,160,507	2,318,308
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,462,303	1,595,678
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.3156% 1/15/38 (a)(e)(g)	5,195,000	252,254
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,482,939	2,687,564
Series 2004-C1 Class XCP, 1.2432% 1/15/36 (a)(e)(g)	16,255,000	777,444
Morgan Stanley Capital I, Inc.:
sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	1,740,025	1,839,845
Series 2004-TOP13, Class X2, 1.2193% 9/13/45 (a)(e)(g)	10,975,000	540,511
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	2,991,822	3,201,194
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,219,396	1,294,692
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,675,738
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,937,456
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,912,101
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	$ 4,050,000	$ 3,989,753
Series 2004-C10 Class XP, 1.2065% 2/15/41 (a)(e)(g)	7,475,000	347,363
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $106,422,789)		108,348,737
Foreign Government and Government Agency Obligations - 1.9%

Chilean Republic:
5.625% 7/23/07	1,210,000	1,268,988
7.125% 1/11/12	4,555,000	5,118,681
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (a)	4,810,000	4,779,918
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,101,404
South African Republic 6.5% 6/2/14	1,105,000	1,132,625
State of Israel 4.625% 6/15/13	480,000	449,400
United Mexican States:
4.625% 10/8/08	4,030,000	4,013,880
7.5% 1/14/12	3,650,000	4,015,000
8% 9/24/22	2,000,000	2,140,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,916,052)		25,019,896
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $148,493,868)	1,496,000	148,941,750
Cash Equivalents - 6.5%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $85,799,000)	$ 85,808,774	$ 85,799,000
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,372,268,491)		1,385,148,815
NET OTHER ASSETS - (5.5)%		(72,280,275)
NET ASSETS - 100%		$ 1,312,868,540
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2005	$ 19,862,000	$ 101,880
20 Eurodollar 90 Day Index Contracts	June 2005	19,843,500	90,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,644,325	115,679
87 Eurodollar 90 Day Index Contracts	Dec. 2005	86,178,938	194,278
57 Eurodollar 90 Day Index Contracts	March 2006	56,430,000	132,933
65 Eurodollar 90 Day Index Contracts	June 2006	64,319,938	87,210
65 Eurodollar 90 Day Index Contracts	Sept. 2006	64,292,313	88,348
95 Eurodollar 90 Day Index Contracts	Dec. 2006	93,927,688	98,468
65 Eurodollar 90 Day Index Contracts	March 2007	64,243,563	81,948
60 Eurodollar 90 Day Index Contracts	June 2007	59,282,250	141,390
TOTAL EURODOLLAR CONTRACTS			1,133,014
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 900,000	$ 35
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,400,000	6,777
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,000,000	2,969
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	490,000	6,202
TOTAL CREDIT DEFAULT SWAP		3,790,000	15,983
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(102,683)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(66,179)
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	12,000,000	(100,883)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	20,000,000	92,410
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	(9,022)
TOTAL INTEREST RATE SWAP		64,040,000	(186,357)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 2,700,000	$ 42,213
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	2,945,000	28,433
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	2,600,000	25,102
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	2,100,000	21,288
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	2,700,000	1,200
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	2,700,000	70,640
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	5,400,000	77,202
TOTAL RETURN SWAP		21,145,000	266,078
		$ 88,975,000	$ 95,704
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $148,866,815 or 11.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,706.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $157,910.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,370,484,645. Net unrealized appreciation aggregated $14,664,170, of which $26,402,081 related to appreciated investment securities and $11,737,911 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Municipal Income
Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

HIM-QTLY-0904

1.804870.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Alabama - 0.2%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,075,730
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,581,435
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,365,052
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,419,350
		3,784,402
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,019,680
California - 7.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	800,000	875,416
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,105,060
5.875% 5/1/16	2,100,000	2,326,401
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	1,400,000	1,463,476
Series A, 5.25% 7/1/13 (MBIA Insured)	700,000	775,754
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,054,020
5.25% 2/1/11	2,300,000	2,505,344
5.25% 2/1/14	2,400,000	2,602,824
5.25% 2/1/15	1,200,000	1,290,180
5.25% 2/1/16	1,000,000	1,072,060
5.5% 3/1/11	3,500,000	3,866,695
5.5% 4/1/30	500,000	515,595
5.5% 11/1/33	1,100,000	1,131,449
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (c)	105,000	105,407
Series R, 5.35% 8/1/07 (MBIA Insured) (c)	1,000,000	1,059,110
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,212,528
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (b)(c)	2,000,000	2,003,280
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,084,300
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	$ 1,930,000	$ 1,954,453
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	691,537
5% 1/15/16 (MBIA Insured)	400,000	419,912
5.75% 1/15/40	600,000	596,406
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,079,460
Series 2003 B, 5.75% 6/1/23	1,800,000	1,832,544
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	3,991,520
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,970,316
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,087,610
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	525,705
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	324,174
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	952,991
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,920,374
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,166,240
		45,562,141
Colorado - 2.5%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,412,400
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	778,424
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,807,837
5.625% 9/1/14	1,745,000	1,953,650
Douglas and Elbert Counties School District #RE1 Series 2002 B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,136,888
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,289,736
Larimer County School District #R1, Poudre:
5.5% 12/15/23 (MBIA Insured)	500,000	539,990
5.75% 12/15/21 (MBIA Insured)	1,000,000	1,112,760
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Larimer County School District #R1, Poudre: - continued
6% 12/15/17 (FGIC Insured)	$ 1,325,000	$ 1,512,421
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,708,229
		15,252,335
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	600,000	655,620
Series D, 5.375% 11/15/18	1,000,000	1,080,870
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,244,140
		4,980,630
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	150,000	160,986
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,149,940
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,652,589
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,221,760
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,586,800
		12,772,075
Florida - 1.3%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,310,600
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	570,490
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,200,000	2,229,524
		8,110,614
Georgia - 0.4%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,216,270
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured)	1,085,000	1,196,733
		2,413,003
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	$ 1,300,000	$ 1,609,478
Illinois - 15.0%
Chicago Board of Ed.:
Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	724,646
5.75% 12/1/27 (AMBAC Insured)	1,460,000	1,543,205
5.75% 12/1/27 (Pre-Refunded to 12/1/07 @ 102) (d)	12,610,000	14,180,449
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,466,993
0% 1/1/24 (FGIC Insured)	6,110,000	2,140,150
0% 1/1/28 (FGIC Insured)	5,000,000	1,335,300
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,529,794
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,465,838
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	1,410,000	1,461,423
Series A:
5% 1/1/41 (MBIA Insured)	1,000,000	974,150
5% 1/1/42 (AMBAC Insured)	1,700,000	1,655,664
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,036,230
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,547,280
Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	323,178
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	1,000,000	1,048,240
6.25% 1/1/09 (AMBAC Insured) (c)	3,700,000	4,041,584
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,454,180
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,347,050
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,430,254
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,111,030
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,542,495
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,587,660
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.5% 10/1/19 (Pre-Refunded to 10/1/10 @ 101) (d)	1,000,000	1,132,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 2,500,000	$ 2,724,425
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,109,790
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,082,400
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,074,800
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,132,750
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,121,735
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,025,040
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,802,985
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,593,395
6% 6/15/20	600,000	673,044
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,185,440
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,115,180
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,211,220
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,098,450
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,075,000	1,185,585
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,934,579
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,067,850
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	407,040
5.75% 6/15/41 (MBIA Insured)	2,500,000	2,679,600
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,361,257
0% 12/15/24 (MBIA Insured)	3,000,000	1,007,880
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series A:
0% 6/15/31 (MBIA Insured)	$ 1,800,000	$ 398,592
0% 6/15/36 (MBIA Insured)	5,000,000	827,850
0% 6/15/37 (MBIA Insured)	3,000,000	466,350
0% 12/15/37 (MBIA Insured)	2,000,000	302,180
0% 6/15/40 (MBIA Insured)	7,400,000	946,238
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (d)	975,000	832,699
0% 6/15/09 (FGIC Insured)	25,000	20,926
Series A, 0% 6/15/09 (Escrowed to Maturity) (d)	65,000	55,513
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,149,930
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,255,150
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	623,390
		91,552,876
Indiana - 0.8%
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,517,820
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,113,980
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,053,520
		4,685,320
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,000,264
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,221,360
		5,221,624
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,040,370
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,633,125
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,536,340
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.: - continued
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/14 (MBIA Insured)	$ 500,000	$ 531,540
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,546,721
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,879,850
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,736,031
		10,903,977
Kentucky - 1.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	1,300,000	1,323,465
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,456,439
		7,779,904
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,100,000	8,628,525
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13
(Escrowed to Maturity) (d)	2,680,000	3,017,733

Massachusetts - 3.4%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	1,997,420
Series A:
5.375% 3/1/19	1,000,000	1,053,730
5.75% 3/1/26	2,000,000	2,142,640
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	1,200,000	1,324,668
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	517,045
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	703,120
0% 8/1/10	4,500,000	3,539,610
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	2,000,000	2,177,840
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 10,000	$ 10,726
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,473,270
		20,940,069
Michigan - 2.0%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured) (a)	3,400,000	3,603,932
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,080,879
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,040,950
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	300,000	346,107
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,000,360
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,563,453
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,547,040
		12,182,721
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,812,996
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,048,500
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	620,000	634,967
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	604,756
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,154,840
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,083,030
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured)	500,000	539,575
		7,878,664
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	$ 1,010,000	$ 1,058,975
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,148,356
Nevada - 0.8%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,031,930
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,074,820
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	516,910
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,086,460
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,079,110
		4,789,230
New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	200,000
New Jersey Trans. Trust Fund Auth. Series C, 5.5% 6/15/19	700,000	760,452
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,159,960
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	571,974
6.125% 6/1/24	1,100,000	1,020,569
6.125% 6/1/42	1,600,000	1,284,432
		5,997,387
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,421,667
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	513,981
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,092,609
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,039,340
		8,067,597
Municipal Bonds - continued
	Principal Amount	Value
New York - 9.7%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	$ 1,500,000	$ 1,691,250
5.75% 5/1/21 (FSA Insured)	1,200,000	1,323,600
Metropolitan Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,555,635
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,014,250
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	785,785
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (d)	500,000	526,455
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	162,750
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	322,731
5% 9/1/13 (FGIC Insured)	850,000	904,001
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	654,822
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	536,265
Series E, 6% 8/1/11	500,000	541,750
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	800,000	822,352
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	8,680,000	8,896,132
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	2,013,460
6% 6/15/28	1,500,000	1,641,510
Series B:
5.75% 6/15/26	5,000,000	5,370,000
5.75% 6/15/29	5,000,000	5,265,800
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,607,715
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,007,440
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	500,000	571,015
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,561,128
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,126,910
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 870,000	$ 900,946
4.875% 6/15/20	795,000	818,389
5% 6/15/15	305,000	320,662
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	545,420
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	331,797
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,099,440
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	443,432
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,045,400
5.25% 6/1/22 (AMBAC Insured)	950,000	991,021
5.5% 6/1/16	4,700,000	4,999,155
		59,398,418
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	521,790
North Carolina - 3.4%
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured) (a)	1,195,000	1,307,712
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,050,000	1,048,929
5.125% 7/1/42	3,420,000	3,416,614
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,617,120
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,329,167
6% 1/1/06	5,820,000	6,084,286
7.25% 1/1/07	1,000,000	1,096,530
Series C, 5.5% 1/1/07	700,000	740,180
Series D, 6.7% 1/1/19	1,115,000	1,228,195
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,052,030
		20,920,763
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	$ 1,005,000	$ 1,011,281
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,108,970
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,070,950
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,560,822
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	3,000,000	3,048,180
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,089,590
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	453,370
		9,343,163
Oklahoma - 1.3%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,583,955
6% 8/15/19 (MBIA Insured)	3,000,000	3,333,780
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,219,150
		8,136,885
Oregon - 0.7%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	557,990
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,115,980
5.75% 8/1/19	2,080,000	2,309,382
		3,983,352
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	1,000,000	1,067,250
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,071,940
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,708,309
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,733,135
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,157,637
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,044,020
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	$ 600,000	$ 659,460
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,357,830
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,300,000	1,466,387
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,200,287
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,132,200
		21,598,455
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	1,000,000	1,060,560
Rhode Island - 1.2%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (FGIC Insured)	1,320,000	1,465,517
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	855,456
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,766,360
		7,087,333
South Carolina - 0.4%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (c)	1,000,000	1,031,230
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,222,460
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	471,834
		2,725,524
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	400,000	454,548
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A: - continued
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	$ 600,000	$ 685,440
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,250,590
		4,390,578
Texas - 15.6%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,478,073
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,093,930
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,719,711
Comal Independent School District 5.75% 8/1/28	2,000,000	2,125,600
Conroe Independent School District Lot B, 0% 2/15/09	750,000	638,258
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,599,405
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,080,160
0% 2/15/16	1,400,000	813,036
5.75% 2/15/21	1,000,000	1,094,540
Denton County Lewisville Independent School District Series 2004, 5% 8/15/20	1,000,000	1,034,680
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,850,280
El Paso Wtr. & Swr. Rev. 5% 3/1/10 (AMBAC Insured)	1,205,000	1,306,365
Garland Independent School District 5.5% 2/15/19	2,500,000	2,679,975
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,388,650
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,059,560
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,337,900
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,086,040
5.75% 2/15/21	1,310,000	1,376,207
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,066,020
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,448,076
Houston Independent School District 0% 8/15/13	1,300,000	871,247
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	749,480
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Kennedale Independent School District 5.5% 2/15/29 (a)	$ 1,000,000	$ 1,043,990
Lewisville Independent School District 0% 8/15/19	2,340,000	1,106,071
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,169,730
5.75% 8/15/14	1,100,000	1,230,856
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,067,550
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,182,720
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,065,594
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,757,392
North Central Health Facilities Dev. Corp. Rev. (Childrens Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,341,782
Northside Independent School District 5.5% 2/15/15	2,000,000	2,190,060
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,430,277
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,352,805
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,265,200
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	81,679
San Benito Consolidated Independent School District 6% 2/15/25	900,000	988,938
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,510,988
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,068,420
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	998,120
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,705,000	3,529,691
0% 9/1/11 (Escrowed to Maturity) (d)	330,000	253,721
0% 9/1/15 (MBIA Insured)	1,000,000	602,400
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,096,440
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A, 0% 8/15/29 (AMBAC Insured)	8,000,000	1,911,680
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,204,589
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,019,809
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	$ 2,600,000	$ 2,669,134
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,060,840
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,617,800
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,016,300
White Settlement Independent School District 5.75% 8/15/34	1,040,000	1,114,620
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	1,000,000	1,152,450
Yselta Independent School District 0% 8/15/09	4,065,000	3,386,999
		95,385,838
Utah - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	419,735
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	736,657
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,752,150
6% 7/1/16 (MBIA Insured)	7,000,000	7,606,410
		11,514,952
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,099,450
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	445,880
		1,545,330
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (d)	265,000	270,088
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,169,399
Municipal Bonds - continued
	Principal Amount	Value
Virginia - continued
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	$ 1,250,000	$ 1,355,425
5.75% 10/1/19	1,750,000	1,956,955
		5,751,867
Washington - 9.1%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured) (a)	1,040,000	1,075,079
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,364,003
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,541,360
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	1,715,000	1,828,224
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,805,768
5.5% 1/1/21 (FSA Insured)	1,615,000	1,726,290
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,156,720
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,092,180
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured)	1,000,000	1,054,420
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,072,400
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,087,460
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,413,711
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,112,480
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,199,590
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	2,000,000	2,126,300
Series 2001 C, 5.25% 1/1/16	1,000,000	1,077,550
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	571,512
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,299,280
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	$ 16,000,000	$ 17,633,435
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	534,785
		55,772,547
Wisconsin - 1.6%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	940,000	865,684
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,088,940
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (Escrowed to Maturity) (d)	130,000	103,737
0% 12/1/10 (FGIC Insured)	3,370,000	2,643,563
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,522,575
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,045,810
5.75% 8/15/30	1,500,000	1,540,830
6.25% 8/15/22	600,000	641,772
		9,452,911
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $584,585,030)		610,604,747
NET OTHER ASSETS - (0.2)%		(966,408)
NET ASSETS - 100%		$ 609,638,339
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $584,247,799. Net unrealized appreciation aggregated $26,356,948, of which $29,668,671 related to appreciated investment securities and $3,311,723 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

FAV-QTLY-0904

1.804833.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.1%
Monaco Coach Corp.	320	$ 7,770
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc. (a)	620	22,202
Caesars Entertainment, Inc. (a)	860	12,668
Carnival Corp. unit	220	10,254
Harrah's Entertainment, Inc.	370	17,201
Hilton Hotels Corp.	1,260	22,466
Mandalay Resort Group	460	31,050
Outback Steakhouse, Inc.	950	38,580
Royal Caribbean Cruises Ltd.	1,660	70,965
Wendy's International, Inc.	320	11,446
Yum! Brands, Inc.	810	31,096
		267,928
Household Durables - 0.7%
Jarden Corp. (a)	350	12,649
Leggett & Platt, Inc.	130	3,517
Newell Rubbermaid, Inc.	1,790	38,664
		54,830
Leisure Equipment & Products - 0.8%
Brunswick Corp.	1,130	44,104
K2, Inc. (a)	960	13,680
RC2 Corp. (a)	210	6,594
		64,378
Media - 2.0%
Clear Channel Communications, Inc.	820	29,274
Cumulus Media, Inc. Class A (a)	620	9,102
E.W. Scripps Co. Class A	120	12,290
Emmis Communications Corp. Class A (a)	1,120	22,086
NTL, Inc. (a)	40	2,085
The Reader's Digest Association, Inc. (non-vtg.)	2,510	35,843
Time Warner, Inc. (a)	1,950	32,468
Viacom, Inc. Class B (non-vtg.)	590	19,818
		162,966
Multiline Retail - 1.3%
Big Lots, Inc. (a)	3,080	37,699
Nordstrom, Inc.	1,440	63,216
		100,915
Specialty Retail - 2.1%
American Eagle Outfitters, Inc. (a)	50	1,639
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	1,090	$ 17,571
Circuit City Stores, Inc.	830	11,703
Foot Locker, Inc.	410	9,225
Limited Brands, Inc.	1,220	24,937
Office Depot, Inc. (a)	960	15,744
Pier 1 Imports, Inc.	1,030	18,468
Select Comfort Corp. (a)	130	2,656
Sherwin-Williams Co.	250	10,095
Stage Stores, Inc. (a)	390	13,829
Toys 'R' Us, Inc. (a)	2,470	40,656
		166,523
Textiles Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	1,540	55,733
Polo Ralph Lauren Corp. Class A	650	21,424
Timberland Co. Class A (a)	290	16,832
Warnaco Group, Inc. (a)	500	9,450
		103,439
TOTAL CONSUMER DISCRETIONARY		928,749
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.8%
Safeway, Inc. (a)	3,120	65,926
Food Products - 0.3%
Dean Foods Co. (a)	390	14,422
Hormel Foods Corp.	150	4,452
		18,874
TOTAL CONSUMER STAPLES		84,800
ENERGY - 10.8%
Energy Equipment & Services - 8.4%
Baker Hughes, Inc.	2,000	80,600
BJ Services Co. (a)	1,270	63,068
Cooper Cameron Corp. (a)	1,250	63,863
ENSCO International, Inc.	470	14,152
FMC Technologies, Inc. (a)	730	21,900
GlobalSantaFe Corp.	300	8,220
Grant Prideco, Inc. (a)	2,325	43,919
Helmerich & Payne, Inc.	1,430	36,208
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	720	$ 33,480
National-Oilwell, Inc. (a)	1,850	61,883
Noble Corp. (a)	1,290	49,949
Pride International, Inc. (a)	990	17,820
Smith International, Inc. (a)	1,100	64,108
Transocean, Inc. (a)	1,030	29,252
Varco International, Inc. (a)	1,650	39,881
Weatherford International Ltd. (a)	860	40,231
		668,534
Oil & Gas - 2.4%
Apache Corp.	240	11,167
Ashland, Inc.	780	40,771
Burlington Resources, Inc.	800	30,536
EnCana Corp.	480	21,269
Occidental Petroleum Corp.	610	30,055
Premcor, Inc. (a)	770	27,643
Valero Energy Corp.	370	27,720
		189,161
TOTAL ENERGY		857,695
FINANCIALS - 12.9%
Capital Markets - 0.9%
Bank of New York Co., Inc.	160	4,597
Charles Schwab Corp.	1,210	10,624
Janus Capital Group, Inc.	1,830	24,266
Lehman Brothers Holdings, Inc.	320	22,432
Merrill Lynch & Co., Inc.	300	14,916
		76,835
Commercial Banks - 2.4%
Bank of America Corp.	384	32,644
Banknorth Group, Inc.	880	28,081
Hibernia Corp. Class A	320	8,096
North Fork Bancorp, Inc., New York	200	7,810
UnionBanCal Corp.	750	43,538
Wachovia Corp.	1,350	59,819
Zions Bancorp	200	12,100
		192,088
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
MBNA Corp.	300	$ 7,407
Rewards Network, Inc. (a)	80	544
		7,951
Diversified Financial Services - 0.2%
Citigroup, Inc.	300	13,227
Insurance - 4.7%
ACE Ltd.	740	30,037
AFLAC, Inc.	650	25,766
AMBAC Financial Group, Inc.	560	39,822
Conseco, Inc. (a)	390	7,012
Everest Re Group Ltd.	320	23,514
Marsh & McLennan Companies, Inc.	720	31,954
MBIA, Inc.	790	42,644
MetLife, Inc.	1,060	37,810
PartnerRe Ltd.	320	16,739
Reinsurance Group of America, Inc.	510	20,324
Scottish Re Group Ltd.	470	9,588
St. Paul Travelers Companies, Inc.	1,830	67,838
The Chubb Corp.	320	22,010
		375,058
Real Estate - 3.2%
Alexandria Real Estate Equities, Inc.	400	24,036
Apartment Investment & Management Co. Class A	610	19,502
Boston Properties, Inc.	390	20,631
CenterPoint Properties Trust (SBI)	780	29,936
Cornerstone Realty Income Trust, Inc.	500	4,385
Duke Realty Corp.	990	30,452
General Growth Properties, Inc.	200	6,016
Public Storage, Inc.	420	19,795
Reckson Associates Realty Corp.	1,000	27,710
Simon Property Group, Inc.	560	28,902
The Rouse Co.	200	9,760
Vornado Realty Trust	620	36,016
		257,141
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	830	59,843
Fannie Mae	340	24,126
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	270	$ 17,364
HomeBanc Mortgage Corp. Georgia	1,100	9,130
		110,463
TOTAL FINANCIALS		1,032,763
HEALTH CARE - 8.5%
Biotechnology - 0.2%
CSL Ltd.	592	10,592
Millennium Pharmaceuticals, Inc. (a)	490	5,449
		16,041
Health Care Equipment & Supplies - 3.5%
Apogent Technologies, Inc. (a)	340	11,050
Bausch & Lomb, Inc.	280	17,245
Baxter International, Inc.	3,250	97,728
Becton, Dickinson & Co.	470	22,198
Dade Behring Holdings, Inc. (a)	1,550	77,020
Fisher Scientific International, Inc. (a)	730	42,486
Thermo Electron Corp. (a)	390	10,031
		277,758
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	310	7,629
Covance, Inc. (a)	200	7,338
HCA, Inc.	1,640	63,386
Inveresk Research Group, Inc. (a)	280	10,164
Laboratory Corp. of America Holdings (a)	500	19,580
PacifiCare Health Systems, Inc. (a)	270	8,254
Pediatrix Medical Group, Inc. (a)	520	32,885
Quest Diagnostics, Inc.	530	43,502
Triad Hospitals, Inc. (a)	1,070	36,444
Universal Health Services, Inc. Class B	1,470	66,900
WebMD Corp. (a)	2,130	17,338
		313,420
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	50	2,515
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	3,190	$ 62,077
Wyeth	120	4,248
		68,840
TOTAL HEALTH CARE		676,059
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.3%
EADS NV	1,360	37,446
GenCorp, Inc.	1,350	15,944
Goodrich Corp.	1,050	33,947
Honeywell International, Inc.	840	31,592
Lockheed Martin Corp.	330	17,487
Precision Castparts Corp.	1,770	99,704
Raytheon Co.	320	10,736
United Defense Industries, Inc. (a)	450	15,593
		262,449
Air Freight & Logistics - 0.6%
CNF, Inc.	940	38,784
Ryder System, Inc.	200	8,580
		47,364
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	410	12,837
Building Products - 0.8%
American Standard Companies, Inc. (a)	30	1,137
Masco Corp.	2,170	65,621
		66,758
Commercial Services & Supplies - 0.8%
Central Parking Corp.	60	956
CoStar Group, Inc. (a)	60	2,547
John H. Harland Co.	270	7,644
Manpower, Inc.	650	28,308
Steelcase, Inc. Class A	1,680	21,924
Waste Connections, Inc. (a)	235	6,782
		68,161
Construction & Engineering - 1.9%
Dycom Industries, Inc. (a)	1,030	27,748
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	2,570	$ 117,043
Granite Construction, Inc.	330	5,871
		150,662
Electrical Equipment - 0.1%
AMETEK, Inc.	180	5,551
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	60	3,809
Textron, Inc.	740	45,362
Tyco International Ltd.	1,150	35,650
		84,821
Machinery - 4.0%
AGCO Corp. (a)	960	20,083
Albany International Corp. Class A	1,550	46,376
Crane Co.	670	18,639
Eaton Corp.	340	21,978
Harsco Corp.	870	39,046
JLG Industries, Inc.	600	8,400
Kennametal, Inc.	1,740	76,560
SPX Corp.	750	30,713
Terex Corp. (a)	250	9,728
Wabash National Corp. (a)	1,120	32,346
Watts Water Technologies, Inc. Class A	690	17,457
		321,326
Road & Rail - 0.8%
Canadian National Railway Co.	705	31,621
CSX Corp.	1,080	33,804
		65,425
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	350	18,533
TOTAL INDUSTRIALS		1,103,887
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	2,180	28,209
Andrew Corp. (a)	630	6,836
Motorola, Inc.	2,950	46,994
		82,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.7%
Dell, Inc. (a)	150	$ 5,321
Intergraph Corp. (a)	300	7,917
Maxtor Corp. (a)	7,780	36,410
NCR Corp. (a)	1,400	65,002
Seagate Technology	3,900	44,733
Storage Technology Corp. (a)	2,090	52,146
UNOVA, Inc. (a)	1,930	32,636
Western Digital Corp. (a)	7,650	53,627
		297,792
Electronic Equipment & Instruments - 4.9%
Arrow Electronics, Inc. (a)	1,880	44,481
Avnet, Inc. (a)	3,200	62,144
Celestica, Inc. (sub. vtg.) (a)	4,910	83,702
Flextronics International Ltd. (a)	6,970	87,613
Ingram Micro, Inc. Class A (a)	1,100	15,675
Mettler-Toledo International, Inc. (a)	1,060	44,202
Solectron Corp. (a)	2,090	11,495
Symbol Technologies, Inc.	2,970	38,877
		388,189
Internet Software & Services - 0.0%
iPass, Inc.	900	4,770
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	450	23,355
BearingPoint, Inc. (a)	3,100	25,606
Ceridian Corp. (a)	4,630	83,340
Computer Sciences Corp. (a)	360	17,010
DST Systems, Inc. (a)	710	32,348
		181,659
Office Electronics - 1.1%
Xerox Corp. (a)	6,170	85,516
Semiconductors & Semiconductor Equipment - 0.8%
Agere Systems, Inc.:
Class A (a)	3,910	4,848
Class B (a)	6,680	7,548
AMIS Holdings, Inc.	220	3,241
Fairchild Semiconductor International, Inc. (a)	790	11,605
Freescale Semiconductor, Inc. Class A	800	11,240
Novellus Systems, Inc. (a)	940	25,380
		63,862
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.2%
Borland Software Corp. (a)	2,317	$ 19,162
Cadence Design Systems, Inc. (a)	2,100	28,287
McAfee, Inc. (a)	2,350	42,253
PeopleSoft, Inc. (a)	800	14,416
Quest Software, Inc. (a)	1,000	12,060
Secure Computing Corp. (a)	300	2,075
Siebel Systems, Inc. (a)	1,600	12,896
Sybase, Inc. (a)	800	11,656
Synopsys, Inc. (a)	760	19,220
VERITAS Software Corp. (a)	700	13,342
		175,367
TOTAL INFORMATION TECHNOLOGY		1,279,194
MATERIALS - 9.8%
Chemicals - 2.7%
Albemarle Corp.	400	12,320
Crompton Corp.	980	5,851
Dow Chemical Co.	420	16,754
Ferro Corp.	1,150	22,897
Georgia Gulf Corp.	410	14,576
Great Lakes Chemical Corp.	710	17,026
Lyondell Chemical Co.	2,510	45,632
NOVA Chemicals Corp.	720	21,856
Olin Corp.	290	5,011
OMNOVA Solutions, Inc. (a)	2,480	15,475
PolyOne Corp. (a)	3,480	25,160
Sensient Technologies Corp.	550	11,352
		213,910
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	370	16,188
Containers & Packaging - 1.4%
Anchor Glass Container Corp.	650	9,178
Owens-Illinois, Inc. (a)	4,080	59,976
Packaging Corp. of America	1,410	32,938
Smurfit-Stone Container Corp. (a)	370	6,886
		108,978
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	1,410	18,627
Alcan, Inc.	1,850	73,179
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	2,270	$ 72,708
Arch Coal, Inc.	980	33,095
Gerdau SA sponsored ADR	500	7,110
IPSCO, Inc.	680	15,859
Newmont Mining Corp.	680	27,520
Nucor Corp.	800	66,920
Phelps Dodge Corp.	360	28,058
Steel Dynamics, Inc. (a)	720	23,580
		366,656
Paper & Forest Products - 0.9%
Aracruz Celulose SA sponsored ADR	350	12,110
Bowater, Inc.	380	14,174
International Paper Co.	440	19,021
MeadWestvaco Corp.	950	28,367
		73,672
TOTAL MATERIALS		779,404
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	1,110	30,070
CenturyTel, Inc.	660	20,453
Citizens Communications Co. (a)	3,130	45,072
SBC Communications, Inc.	1,270	32,182
TELUS Corp. (non-vtg.)	710	12,232
Verizon Communications, Inc.	1,040	40,082
		180,091
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	2,680	38,753
SpectraSite, Inc. (a)	580	24,940
		63,693
TOTAL TELECOMMUNICATION SERVICES		243,784
UTILITIES - 4.2%
Electric Utilities - 3.6%
Edison International	2,060	55,208
Entergy Corp.	870	50,025
Exelon Corp.	400	13,960
PG&E Corp. (a)	1,600	45,664
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,010	$ 46,814
TXU Corp.	1,840	72,974
		284,645
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	2,330	22,485
NRG Energy, Inc. (a)	500	13,295
SCANA Corp.	200	7,324
Sierra Pacific Resources (a)	820	6,740
		49,844
TOTAL UTILITIES		334,489
TOTAL COMMON STOCKS (Cost $7,165,419)		7,320,824
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	250	4,988
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	60	3,691
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	380	19,506
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	670	22,445
UTILITIES - 0.5%
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	300	15,414
Convertible Preferred Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
Dominion Resources, Inc. 8.75%	390	$ 20,797
TOTAL UTILITIES		36,211
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $88,803)		86,841
Nonconvertible Bonds - 1.0%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (c)	$ 10,000	10,175
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp.:
5.375% 11/15/06	25,000	25,250
6.375% 12/1/11	30,000	26,775
		52,025
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11	20,000	20,400
TOTAL NONCONVERTIBLE BONDS (Cost $80,026)		82,600
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b) (Cost $512,402)	512,402	$ 512,402
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,846,650)		8,002,667
NET OTHER ASSETS - (0.3)%		(26,268)
NET ASSETS - 100%		$ 7,976,399
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,175 or 0.1% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,846,505. Net unrealized appreciation aggregated $156,162 of which $474,399 related to appreciated investment securities and $318,237 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

July 31, 2004

MOR-QTLY-0904

1.804979.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 79.6%
	Principal Amount	Value
Fannie Mae - 63.3%
4% 6/1/18 to 5/1/19	$ 25,221,094	$ 24,229,409
4% 8/1/19 (b)	56,763,230	54,457,224
4.5% 8/1/19 (b)	100,000,000	98,343,750
4.5% 9/1/31 to 12/1/33	199,192,835	188,354,421
5% 9/1/16 to 11/1/18	76,460,295	77,146,685
5% 8/1/19 (b)	35,000,000	35,251,563
5% 8/1/34 (b)	149,000,000	145,321,563
5.5% 4/1/09 to 12/1/33	213,672,134	217,884,486
5.5% 8/1/34 (b)	74,288,210	74,520,361
6% 4/1/13 to 8/1/31	52,763,722	54,835,984
6.5% 4/1/10 to 11/1/33	105,844,302	110,771,015
7% 3/1/17 to 10/1/33	20,257,018	21,471,871
7.5% 4/1/22 to 9/1/32	7,387,930	7,906,051
8% 9/1/07 to 12/1/29	62,267	67,181
8.25% 1/1/13	5,701	5,945
8.5% 1/1/16 to 7/1/31	966,922	1,043,670
8.75% 11/1/08	6,262	6,472
9% 1/1/08 to 10/1/30	1,997,924	2,194,998
9.5% 11/1/06 to 8/1/22	305,919	340,807
11% 8/1/10	165,376	183,599
12.25% 5/1/13 to 5/1/15	56,251	63,971
12.5% 8/1/15 to 3/1/16	91,911	105,160
12.75% 2/1/15	5,343	6,110
13.5% 9/1/14 to 12/1/14	36,339	42,085
		1,114,554,381
Freddie Mac - 7.2%
5% 5/1/33 to 12/1/33	94,864,088	92,703,191
5.5% 3/1/29 to 7/1/29	155,735	157,140
6% 5/1/16 to 7/1/29	2,374,552	2,468,737
6.5% 1/1/24 to 9/1/24	3,251,342	3,418,949
7.5% 2/1/08 to 7/1/32	23,686,563	25,332,691
8% 10/1/07 to 4/1/21	111,269	120,248
8.5% 7/1/09 to 9/1/20	320,501	350,306
9% 9/1/08 to 5/1/21	920,553	1,017,754
10% 1/1/09 to 5/1/19	294,765	325,506
10.5% 8/1/10 to 2/1/16	24,155	26,623
12.25% 6/1/14	16,103	18,306
12.5% 5/1/12 to 12/1/14	147,098	167,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12.75% 2/1/13	$ 823	$ 833
13% 12/1/13 to 6/1/15	271,739	310,433
		126,417,759
Government National Mortgage Association - 9.1%
6% 10/20/33 to 1/20/34	135,760,230	139,658,549
6.5% 5/15/28 to 8/15/32	4,980,214	5,217,875
7% 2/15/24 to 7/15/32	6,144,118	6,534,121
7.5% 7/15/05 to 4/15/32	4,130,945	4,447,016
8% 6/15/06 to 12/15/25	1,429,058	1,564,441
8.5% 7/15/16 to 10/15/28	2,454,898	2,696,170
9% 11/20/17	2,155	2,394
9.5% 12/15/24	4,850	5,469
10.5% 12/20/15 to 2/20/18	138,869	155,483
13% 10/15/13	32,667	37,682
13.5% 7/15/11 to 10/15/14	19,787	22,859
		160,342,059
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,402,935,896)		1,401,314,199
Asset-Backed Securities - 1.8%

ACE Securities Corp. Series 2003-FM1 Class M2, 3.3% 11/25/32 (c)	1,450,000	1,476,547
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (c)	1,264,987	1,302,448
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	192,953	193,435
Series 2003-2N Class A, 8% 9/27/33 (a)	445,037	447,262
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	1,950,000	1,950,000
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,922,375
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 2.2% 7/25/33 (c)	3,770,000	3,802,676
Class M2, 3.3% 7/25/33 (c)	2,600,000	2,668,402
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 3.4% 6/27/33 (c)	6,165,000	6,295,798
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	270,579	271,509
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 2,650,834	$ 2,609,415
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,126,462	2,085,262
TOTAL ASSET-BACKED SECURITIES (Cost $31,720,019)		32,025,129
Collateralized Mortgage Obligations - 7.8%

Private Sponsor - 2.6%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,864,302	1,886,407
Series 2002-5 Class 2A1, 6% 4/25/17	1,862,297	1,859,262
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	13,385,435	13,586,217
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	510,046	512,072
Series 2002-15R Class A1, 7.9641% 1/28/32 (a)(c)	1,850,981	1,864,575
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(c)	1,400,000	1,410,606
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	17,565,491	18,237,779
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,992,514	3,100,526
Series 2004-SL2 Class A1, 6.5% 11/25/16	726,679	751,545
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,828,070	1,850,643
TOTAL PRIVATE SPONSOR		45,059,632
U.S. Government Agency - 5.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,408,024
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,698,143
Series 1999-15 Class PC, 6% 9/25/18	6,764,617	7,039,849
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,354,374	4,577,365
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,583,189
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,421,057
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class: - continued
Series 2003-73 Class GA, 3.5% 5/25/31	$ 15,263,635	$ 14,668,787
sequential pay:
Series 2001-15 Class VA, 6% 6/25/10	229,828	230,460
Series 2001-82 Class VB, 6.5% 3/25/16	10,545,618	10,736,749
Series 2002-50 Class LE, 7% 12/25/29	949,705	971,728
Series 2004-21 Class ZJ, 5.5% 6/25/32	705,725	706,661
Series 2004-29 Class ZE, 4.5% 1/25/32	63,345	62,395
Freddie Mac planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	374,660	374,641
Series 70 Class C, 9% 9/15/20	368,280	368,629
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,373,744	3,595,818
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	756,439	762,370
Series 2435 Class GD, 6.5% 2/15/30	1,074,013	1,081,378
Series 2557 Class MA, 4.5% 7/15/16	840,164	850,189
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	221,056	221,599
Series 2750 Class ZT, 5% 2/15/34	2,215,587	1,790,093
Series 1658 Class GZ, 7% 1/15/24	6,175,228	6,497,123
Series 2568 Class SA, 10.112% 9/15/28 (c)	912,146	933,825
Series 2706 Class EZ, 5% 11/15/23	7	7
Series 2750 Class CZ, 5% 11/15/32	950,075	950,088
Series 2764:
Class DZ, 5% 2/15/33	973,588	963,852
Class ZA, 5% 10/15/32	64,330	64,254
Class ZB, 5% 3/15/33	286,042	286,198
Class ZC, 4.5% 3/15/19	102,609	102,486
Series 2769 Class ZA, 5% 9/15/32	128,556	128,130
Series 2780:
Class KZ, 5% 4/15/32	192,641	192,413
Class ZJ, 4.5% 4/15/19	111,408	111,319
Series 2807:
Class TZ, 6% 12/15/31	643,627	646,895
Class ZK, 6% 12/15/31	290,591	290,046
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class Series 2794 Class ZL, 6% 10/15/31	$ 110,995	$ 110,830
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	1,151,151	1,166,152
TOTAL U.S. GOVERNMENT AGENCY		91,592,742
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,528,792)		136,652,374
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 2.237% 8/13/29 (c)(e)	30,846,010	2,414,157
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (c)(e)	41,561,090	2,466,983
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.6734% 9/11/36 (a)(c)(e)	103,390,000	2,465,572
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560,000	563,763
Class C, 4.937% 5/14/16 (a)	1,165,000	1,173,799
Class D, 4.986% 5/14/16 (a)	425,000	427,670
Class E, 5.064% 5/14/16 (a)	1,315,000	1,321,575
Class F, 5.182% 5/14/16 (a)	315,000	317,953
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,239,112
Class F, 7.734% 1/15/32	600,000	658,607
COMM floater Series 2001-FL5A:
Class D, 2.63% 11/15/13 (a)(c)	6,358,992	6,358,496
Class E, 2.88% 11/15/13 (a)(c)	5,000,000	4,999,784
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	6,100,000	6,843,645
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,719,289
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,635,101
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(c)	700,000	672,004
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,155,000	1,246,813
Commercial Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5075% 2/17/24 (c)	$ 10,335,540	$ 11,163,556
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8778% 6/17/38 (c)(e)	103,281,709	3,308,454
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 4.61% 7/5/18 (a)(c)	1,257,019	1,257,019
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,583,344
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	390,000	409,080
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790,000	3,234,519
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4279% 4/30/39 (a)(c)	2,760,143	2,955,767
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	18,390,676
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,344,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,417,301)		94,170,810
Fixed-Income Funds - 19.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $346,441,311)	3,494,099	347,872,526
Cash Equivalents - 8.9%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $156,163,000)	$ 156,180,789	$ 156,163,000
TOTAL INVESTMENT PORTFOLIO - 123.2% (Cost $2,168,206,319)		2,168,198,038
NET OTHER ASSETS - (23.2)%		(407,698,734)
NET ASSETS - 100%		$ 1,760,499,304
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,976,518 or 3.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,170,655,016. Net unrealized depreciation aggregated $2,456,978 of which $9,519,187 related to appreciated investment securities and $11,976,165 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Investment Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AGOV-QTLY-0904

1.804869.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 40.7%
Fannie Mae:
2.375% 12/15/05	$ 15,000,000	$ 14,968,935
5.125% 1/2/14	15,000,000	14,799,120
5.5% 3/15/11	1,350,000	1,424,334
6% 5/15/08	6,158,000	6,646,336
6.125% 3/15/12	8,050,000	8,772,359
6.25% 2/1/11	4,660,000	5,046,379
6.625% 9/15/09	1,620,000	1,804,343
6.625% 11/15/30	18,000,000	20,119,824
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	749,254
Federal Home Loan Bank 5.8% 9/2/08	17,275,000	18,482,246
Freddie Mac:
3.625% 9/15/08	18,076,000	17,898,277
4.5% 1/15/14	9,250,000	8,928,091
5% 1/30/14	25,000,000	24,533,650
5.2% 3/5/19	15,000,000	14,324,115
5.875% 3/21/11	6,960,000	7,396,434
7% 3/15/10	48,000,000	54,506,111
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	367,818	389,884
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	10,622	10,679
Series 1993-D, 5.23% 5/15/05	41,700	42,260
Series 1994-A, 7.12% 4/15/06	3,319,184	3,462,905
Series 1994-F, 8.187% 12/15/04	47,468	48,554
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,500,000	1,592,100
Series 1994-B, 7.5% 1/26/06	65,863	69,162
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,130,435	1,241,285
6.77% 11/15/13	1,242,308	1,354,115
6.99% 5/21/16	4,192,500	4,708,010
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	4,830,310
5.66% 9/15/11 (a)	2,610,000	2,759,929
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12	$ 5,220,000	$ 5,528,335
6.67% 9/15/09	880,000	977,772
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,533,014	5,561,861
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,816,860
6.6% 2/15/08	13,100,000	13,882,253
6.8% 2/15/12	5,000,000	5,551,140
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,214,828
5.96% 8/1/09	1,800,000	1,891,213
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	150,000	159,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		285,493,213
U.S. Treasury Obligations - 27.3%
U.S. Treasury Bonds:
6.125% 8/15/29	19,000,000	21,188,705
6.25% 8/15/23	13,500,000	15,142,154
8% 11/15/21	11,794,000	15,638,573
10% 5/15/10	11,170,000	11,858,966
11.25% 2/15/15	5,506,000	8,565,271
12% 8/15/13	10,000,000	13,192,190
13.25% 5/15/14	35,115,000	49,730,249
U.S. Treasury Notes:
2.75% 6/30/06	20,000,000	20,039,840
3.125% 5/15/07	18,000,000	18,056,250
4% 6/15/09	5,000,000	5,070,705
4.75% 5/15/14	12,300,000	12,563,774
TOTAL U.S. TREASURY OBLIGATIONS		191,046,677
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $477,442,594)		476,539,890
U.S. Government Agency - Mortgage Securities - 12.2%
	Principal Amount	Value
Fannie Mae - 11.1%
4% 9/1/18	$ 3,438,286	$ 3,303,487
4% 8/1/19 (b)	21,326,907	20,460,501
5% 8/12/34 (b)	15,000,000	14,629,688
5.5% 12/1/17 to 5/1/18	575,387	592,368
6.5% 2/1/10 to 12/1/33	30,655,297	32,048,355
7% 4/1/26 to 7/1/32	5,131,540	5,436,840
7.5% 3/1/28 to 4/1/29	54,897	58,958
8.5% 9/1/16 to 1/1/17	26,179	28,879
9% 11/1/11 to 5/1/14	417,513	451,589
9.5% 11/1/06 to 5/1/20	306,196	338,530
11.5% 6/15/19	80,633	91,380
12.5% 8/1/15	2,685	3,052
		77,443,627
Freddie Mac - 0.2%
7.5% 3/1/15 to 3/1/16	1,177,326	1,252,978
8.5% 8/1/09 to 2/1/10	21,735	23,507
9% 10/1/08 to 10/1/20	101,974	111,309
9.5% 5/1/21 to 7/1/21	95,631	107,041
11% 7/1/13 to 5/1/14	124,428	138,842
12.5% 2/1/10 to 6/1/19	47,404	53,396
		1,687,073
Government National Mortgage Association - 0.9%
6.5% 6/20/34	4,989,884	5,217,337
7.5% 9/15/06 to 8/15/29	255,625	267,673
8% 12/15/23	699,845	770,298
9% 9/15/05 to 12/15/09	2,766	2,778
10.5% 11/15/17 to 1/20/18	97,595	109,850
13.5% 7/15/11	11,975	13,827
		6,381,763
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $85,211,364)		85,512,463
Collateralized Mortgage Obligations - 19.3%

U.S. Government Agency - 19.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4,374,564	4,648,024
Series 1993-160 Class PK, 6.5% 11/25/22	1,463,182	1,479,903
Series 1993-187 Class L, 6.5% 7/25/23	1,700,000	1,789,740
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1994-27 Class PJ, 6.5% 6/25/23	$ 2,000,000	$ 2,071,395
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,719,019	1,807,051
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	543,547	542,447
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	4,312,296	4,446,716
Series 2001-53 Class OH, 6.5% 6/25/30	71,383	71,751
Series 2001-56 Class KD, 6.5% 7/25/30	3,292,790	3,324,475
Series 2002-55 Class QB, 5.5% 8/25/12	95,343	95,401
Series 2003-73 Class GA, 3.5% 5/25/31	6,075,031	5,838,278
Series 2004 21 Class QE, 4.5% 11/25/32	1,500,000	1,401,326
sequential pay Series 2001-46 Class ZG, 6% 9/25/31	7,144,361	7,114,217
Series 2004-29 Class ZE, 4.5% 1/25/32	15,836	15,599
Freddie Mac sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,449,253
Series 2361 Class KB, 6.25% 1/15/28	10,905,446	11,336,531
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,272,121
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	247,330	247,169
Series 1624 Class KC, 6% 6/15/08	242,629	242,509
Series 1671 Class G, 6.5% 8/15/23	9,151,353	9,381,911
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,705,964
Series 2275 Class PM, 6.5% 10/15/29	1,145,050	1,154,823
Series 2322 Class HC, 6.5% 3/15/30	25,676	25,736
Series 2368 Class PQ, 6.5% 8/15/30	863,156	869,924
Series 2435 Class GD, 6.5% 2/15/30	422,046	424,940
Series 2473 Class JB, 5.5% 2/15/29	342,895	344,319
Series 2483 Class DC, 5.5% 7/15/14	2,024,437	2,061,875
Series 2587 Class UP, 4% 8/15/25	5,069,286	5,022,047
sequential pay:
Series 2129 Class VM, 6% 1/15/06	866,993	866,403
Series 2285 Class VB, 6.5% 10/15/16	2,495,832	2,513,041
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,044,406
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	4,877,166
Series 2750 Class ZT, 5% 2/15/34	878,067	709,438
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay: - continued
Series FHR 2809 Class UB, 4% 9/15/17	$ 7,000,000	$ 6,579,069
Series 2568 Class SA, 10.112% 9/15/28 (c)	381,154	390,213
Series 2749 Class MZ, 5% 2/15/24	138,759	138,735
Series 2750 Class CZ, 5% 11/15/32	375,506	375,511
Series 2764:
Class ZA, 5% 10/15/32	25,732	25,702
Class ZB, 5% 3/15/33	112,911	112,973
Class ZC, 4.5% 3/15/19	40,537	40,488
Series 2769:
Class BU, 5% 3/15/34	1,930,000	1,917,040
Class ZA, 5% 9/15/32	51,195	51,025
Series 2780:
Class KZ, 5% 4/15/32	76,377	76,287
Class ZJ, 4.5% 4/15/19	44,563	44,527
Series FHR 2762 Class BZ, 5% 3/15/34	1,276,840	1,277,119
Series FHR 2781 Class KK, 5.5% 6/15/33	4,325,000	4,170,655
Series FHR 2809 Class WZ, 5% 3/15/34	787,418	787,531
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,625,401	6,924,217
Series 2794 Class ZL, 6% 10/15/31	42,690	42,627
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	460,991	466,999
Series 2002-19 Class PE, 6% 10/20/30	19,187,012	19,611,300
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	519,811	522,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $136,673,340)		135,749,974
Cash Equivalents - 6.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $43,440,000) (d)	$ 43,444,948	$ 43,440,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $742,767,298)		741,242,327
NET OTHER ASSETS - (5.7)%		(40,190,804)
NET ASSETS - 100%		$ 701,051,523
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.085% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2006	$ 34,000,000	$ 32,297
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,759,929 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $743,110,504. Net unrealized depreciation aggregated $1,868,177, of which $5,522,686 related to appreciated investment securities and $7,390,863 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AHI-QTLY-0904

1.804861.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.9%
	Principal Amount	Value
Convertible Bonds - 0.3%
Technology - 0.3%
Amkor Technology, Inc.:
5% 3/15/07	$ 630,000	$ 543,375
5.75% 6/1/06	630,000	581,175
		1,124,550
Nonconvertible Bonds - 92.6%
Aerospace - 1.8%
BE Aerospace, Inc.:
8% 3/1/08	1,005,000	974,850
9.5% 11/1/08	615,000	621,150
Bombardier, Inc. 6.3% 5/1/14 (d)	1,365,000	1,178,205
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	2,890,000	3,063,400
Orbital Sciences Corp. 9% 7/15/11	1,440,000	1,569,600
Primus International, Inc. 10.5% 4/15/09 (d)	760,000	767,600
		8,174,805
Air Transportation - 3.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,340,000	2,082,600
6.977% 11/23/22	111,154	97,816
7.324% 4/15/11	370,000	307,100
7.377% 5/23/19	2,358,814	1,627,582
7.379% 5/23/16	1,264,895	872,777
7.8% 4/1/08	995,000	895,500
8.608% 10/1/12	515,000	462,213
10.18% 1/2/13	430,000	288,100
AMR Corp.:
9% 8/1/12	1,350,000	972,000
10.2% 3/15/20	60,000	41,400
Continental Airlines, Inc.:
7.875% 7/2/18	1,159,428	1,084,065
8% 12/15/05	320,000	284,800
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	73,573	58,122
6.795% 2/2/20	326,582	264,532
6.9% 7/2/18	261,040	206,222
6.954% 2/2/11	148,602	112,937
7.73% 9/15/12	383,792	284,006
7.82% 4/15/15	317,624	244,571
8.307% 10/2/19	908,419	744,903
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.312% 10/2/12	$ 129,864	$ 97,398
8.321% 11/1/06	435,000	395,850
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	50,365	33,745
7.9% 12/15/09	2,400,000	936,000
8.3% 12/15/29	630,000	214,200
10% 8/15/08	560,000	249,200
10.14% 8/14/12	60,000	27,600
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360,000	212,400
7.379% 5/18/10	310,258	293,969
7.57% 11/18/10	355,000	321,023
7.779% 1/2/12	1,168,777	502,574
Northwest Airlines Corp. 10% 2/1/09	2,280,000	1,584,600
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	287,627	235,854
7.67% 1/2/15	182,859	148,116
8.07% 1/2/15	574,322	361,823
NWA Trust 10.23% 6/21/14	17,692	15,746
		16,561,344
Automotive - 1.2%
Cummins, Inc. 5.65% 3/1/98	655,000	435,575
Delco Remy International, Inc. 9.375% 4/15/12 (d)	1,040,000	1,003,600
Navistar International Corp. 7.5% 6/15/11	880,000	915,200
Stoneridge, Inc. 11.5% 5/1/12	780,000	912,600
Tenneco Automotive, Inc. 11.625% 10/15/09	985,000	1,053,950
Visteon Corp.:
7% 3/10/14	700,000	664,125
8.25% 8/1/10	385,000	404,250
		5,389,300
Banks and Thrifts - 0.3%
Western Financial Bank 9.625% 5/15/12	1,285,000	1,413,500
Broadcasting - 1.2%
Granite Broadcasting Corp. 9.75% 12/1/10	1,775,000	1,615,250
Sinclair Broadcast Group, Inc. 8% 3/15/12	1,310,000	1,352,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Spanish Broadcasting System, Inc. 9.625% 11/1/09	$ 390,000	$ 410,963
XM Satellite Radio, Inc. 6.65% 5/1/09 (e)	1,840,000	1,863,000
		5,241,788
Building Materials - 1.7%
Building Materials Corp. of America 7.75% 8/1/14 (d)	1,020,000	991,950
FastenTech, Inc. 11.5% 5/1/11 (d)	610,000	680,150
FIMEP SA 10.5% 2/15/13	1,000,000	1,157,500
General Cable Corp. 9.5% 11/15/10	820,000	887,650
Jacuzzi Brands, Inc. 9.625% 7/1/10	1,045,000	1,128,600
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,708,938
		7,554,788
Cable TV - 3.4%
Cablevision Systems Corp.:
5.66% 4/1/09 (d)(e)	2,725,000	2,752,250
8% 4/15/12 (d)	1,990,000	1,950,200
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	130,000	130,975
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	285,000	275,025
8.375% 4/30/14 (d)	250,000	241,250
CSC Holdings, Inc. 7.25% 7/15/08	610,000	620,675
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,015,000	1,138,069
EchoStar DBS Corp. 5.75% 10/1/08	3,025,000	2,987,188
GCI, Inc. 7.25% 2/15/14 (d)	845,000	811,200
NTL Cable PLC:
6.61% 10/15/12 (d)(e)	730,000	740,950
8.75% 4/15/14 (d)	2,050,000	2,121,750
Telenet Group Holding NV 0% 6/15/14 (c)(d)	1,730,000	1,120,175
		14,889,707
Capital Goods - 1.9%
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,733,400
Invensys PLC 9.875% 3/15/11 (d)	2,960,000	2,974,800
Leucadia National Corp. 7% 8/15/13	2,160,000	2,116,800
Sensus Metering Systems, Inc. 8.625% 12/15/13 (d)	765,000	753,525
SPX Corp. 7.5% 1/1/13	945,000	961,538
		8,540,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - 6.4%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 2,535,000	$ 2,645,906
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	705,000	727,913
10.125% 9/1/08	565,000	615,850
10.625% 5/1/11	2,310,000	2,546,775
HMP Equity Holdings Corp. 0% 5/15/08	1,975,000	1,145,500
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,285,000	1,304,275
Huntsman ICI Holdings LLC 0% 12/31/09	2,025,000	972,000
Huntsman International LLC 9.875% 3/1/09	1,435,000	1,553,388
Huntsman LLC:
8.8% 7/15/11 (d)(e)	1,450,000	1,457,250
11.5% 7/15/12 (d)	1,430,000	1,437,150
Lyondell Chemical Co.:
9.5% 12/15/08	1,970,000	2,063,575
9.625% 5/1/07	2,620,000	2,737,900
9.875% 5/1/07	1,690,000	1,770,275
10.875% 5/1/09	2,045,000	2,131,913
Millennium America, Inc.:
9.25% 6/15/08	1,695,000	1,796,700
9.25% 6/15/08 (d)	960,000	1,017,600
Rhodia SA:
7.625% 6/1/10 (d)	855,000	786,600
10.25% 6/1/10 (d)	1,810,000	1,846,200
		28,556,770
Consumer Products - 0.8%
Jostens Holding Corp. 0% 12/1/13 (c)	800,000	536,000
Samsonite Corp. 8.875% 6/1/11 (d)	720,000	738,000
Sealy Mattress Co. 8.25% 6/15/14 (d)	1,275,000	1,275,000
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	740,000	777,000
		3,326,000
Containers - 2.9%
Anchor Glass Container Corp. 11% 2/15/13	995,000	1,134,300
Berry Plastics Corp. 10.75% 7/15/12	1,335,000	1,485,188
BWAY Corp. 10% 10/15/10	810,000	854,550
Crown European Holdings SA:
9.5% 3/1/11	360,000	396,000
10.875% 3/1/13	1,735,000	2,003,925
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,290,000	1,354,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 1,560,000	$ 1,575,600
7.5% 5/15/10	2,070,000	2,101,050
Pliant Corp.:
0% 6/15/09 (c)	1,000,000	865,000
11.125% 9/1/09	1,200,000	1,296,000
		13,066,113
Diversified Media - 0.6%
Corus Entertainment, Inc. 8.75% 3/1/12	340,000	363,800
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	880,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,127,100
PEI Holdings, Inc. 11% 3/15/10	322,000	373,520
		2,744,820
Electric Utilities - 6.8%
AES Corp.:
7.75% 3/1/14	2,070,000	2,013,075
8.375% 8/15/07	485,000	485,606
8.5% 11/1/07	270,000	276,413
8.75% 6/15/08	751,000	788,550
8.75% 5/15/13 (d)	310,000	338,288
8.875% 2/15/11	1,154,000	1,221,798
9.375% 9/15/10	2,170,000	2,354,450
9.5% 6/1/09	1,291,000	1,407,190
AES Gener SA 7.5% 3/25/14 (d)	1,530,000	1,468,800
CMS Energy Corp.:
7.5% 1/15/09	95,000	96,900
7.75% 8/1/10 (d)	450,000	460,125
8.5% 4/15/11	2,360,000	2,483,900
8.9% 7/15/08	1,330,000	1,413,125
9.875% 10/15/07	1,555,000	1,694,950
Cogentrix Energy, Inc. 8.75% 10/15/08	1,375,000	1,565,781
Midland Funding Corp. II 11.75% 7/23/05	409,539	440,254
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (d)	390,000	415,350
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	720,000	734,400
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	290,000	310,300
NRG Energy, Inc. 8% 12/15/13 (d)	4,600,000	4,668,978
Sierra Pacific Power Co. 6.25% 4/15/12 (d)	790,000	766,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Sierra Pacific Resources 8.625% 3/15/14 (d)	$ 575,000	$ 592,250
TECO Energy, Inc.:
7% 5/1/12	1,345,000	1,350,044
7.2% 5/1/11	2,730,000	2,791,425
		30,138,252
Energy - 5.4%
Belden & Blake Corp. 8.75% 7/15/12 (d)	1,715,000	1,732,150
Chesapeake Energy Corp. 8.125% 4/1/11	740,000	810,300
El Paso Energy Corp.:
6.75% 5/15/09	540,000	500,175
6.95% 12/15/07	500,000	482,500
El Paso Production Holding Co. 7.75% 6/1/13	1,585,000	1,505,750
Gulfmark Offshore, Inc. 7.75% 7/15/14 (d)	1,030,000	1,001,675
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,364,850
8.625% 12/15/10	290,000	305,950
9% 6/1/14	660,000	694,650
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,259,250
Pecom Energia SA 9% 5/1/09 (Reg. S)	1,050,000	1,067,063
Pride International, Inc. 7.375% 7/15/14 (d)	1,510,000	1,553,413
Range Resources Corp.:
7.375% 7/15/13	1,160,000	1,177,400
7.375% 7/15/13 (d)	480,000	486,000
SESI LLC 8.875% 5/15/11	630,000	680,400
Sonat, Inc.:
6.625% 2/1/08	620,000	578,150
6.75% 10/1/07	545,000	518,431
7.625% 7/15/11	1,350,000	1,235,250
The Coastal Corp.:
6.375% 2/1/09	2,180,000	1,951,100
6.5% 6/1/08	1,645,000	1,507,231
7.5% 8/15/06	885,000	885,000
7.75% 6/15/10	2,740,000	2,534,500
		23,831,188
Entertainment/Film - 0.8%
AMC Entertainment, Inc. 8% 3/1/14 (d)	840,000	772,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark, Inc. 0% 3/15/14 (c)	$ 2,975,000	$ 1,970,938
Loews Cineplex Entertainment Corp. 9% 8/1/14 (d)	580,000	580,000
		3,323,738
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,165,000	1,098,013
6.375% 4/15/11	960,000	938,400
8.875% 4/1/08	535,000	584,488
9.25% 9/1/12	750,000	840,000
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	25,375
		3,486,276
Food and Drug Retail - 2.5%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,475,000	1,463,938
8.25% 7/15/10	3,135,000	3,346,613
Rite Aid Corp.:
6% 12/15/05 (d)	515,000	515,000
6.875% 8/15/13	1,605,000	1,444,500
9.25% 6/1/13	1,095,000	1,133,325
9.5% 2/15/11	360,000	396,000
Stater Brothers Holdings, Inc.: 5.06% 6/15/10 (d)(e)	1,400,000	1,421,000
8.125% 6/15/12 (d)	1,020,000	1,042,950
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	580,000	551,000
		11,314,326
Food/Beverage/Tobacco - 2.4%
Del Monte Corp. 9.25% 5/15/11	1,375,000	1,502,188
Doane Pet Care Co. 9.75% 5/15/07	785,000	745,750
Dole Food Co., Inc. 7.25% 6/15/10	2,170,000	2,142,875
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	910,000	944,125
Smithfield Foods, Inc.:
7.625% 2/15/08	1,640,000	1,722,000
7.75% 5/15/13	115,000	120,750
8% 10/15/09	2,410,000	2,626,900
Swift & Co. 10.125% 10/1/09	940,000	1,015,200
		10,819,788
Gaming - 3.1%
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	275,000	299,750
Mandalay Resort Group:
9.375% 2/15/10	1,005,000	1,111,832
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mandalay Resort Group: - continued
10.25% 8/1/07	$ 820,000	$ 916,350
MGM MIRAGE:
6% 10/1/09	1,225,000	1,215,813
8.5% 9/15/10	955,000	1,052,888
Mohegan Tribal Gaming Authority 6.375% 7/15/09	910,000	922,558
MTR Gaming Group, Inc. 9.75% 4/1/10	1,340,000	1,447,200
Park Place Entertainment Corp. 7.875% 3/15/10	1,170,000	1,269,450
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	185,000	208,125
Seneca Gaming Corp. 7.25% 5/1/12 (d)	770,000	767,113
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,185,000	1,273,875
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	875,000	1,001,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,130,000	2,257,800
		13,744,629
Healthcare - 6.3%
AmeriPath, Inc. 10.5% 4/1/13	1,745,000	1,779,900
AmerisourceBergen Corp.:
7.25% 11/15/12	2,675,000	2,768,625
8.125% 9/1/08	455,000	491,400
Biovail Corp. yankee 7.875% 4/1/10	1,905,000	1,871,663
Concentra Operating Corp.:
9.125% 6/1/12 (d)	210,000	224,700
9.5% 8/15/10	450,000	488,250
Fisher Scientific International, Inc.:
6.75% 8/15/14 (d)	410,000	407,950
8% 9/1/13	1,080,000	1,171,800
8.125% 5/1/12	225,000	244,688
Genesis HealthCare Corp. 8% 10/15/13	1,910,000	2,005,500
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	1,265,000	1,350,388
Omega Healthcare Investors, Inc. 7% 4/1/14 (d)	920,000	862,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,382,000	1,568,570
PerkinElmer, Inc. 8.875% 1/15/13	2,095,000	2,309,738
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,205,000	1,349,600
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	985,163
8.625% 1/15/12	2,220,000	2,425,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
6.375% 12/1/11	$ 1,630,000	$ 1,454,775
6.5% 6/1/12	330,000	292,050
7.375% 2/1/13	3,265,000	3,020,125
UAP Holding Corp. 0% 7/15/12 (c)(d)	1,240,000	967,200
		28,039,935
Homebuilding/Real Estate - 4.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (d)	2,020,000	2,070,500
Beazer Homes USA, Inc.:
6.5% 11/15/13	430,000	408,500
8.375% 4/15/12	1,250,000	1,334,375
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	690,000	648,600
8.875% 4/1/12	1,985,000	2,153,725
KB Home:
7.75% 2/1/10	2,740,000	2,822,200
8.625% 12/15/08	340,000	370,600
Meritage Corp. 7% 5/1/14	810,000	769,500
Standard Pacific Corp.:
5.125% 4/1/09	700,000	665,000
6.5% 10/1/08	490,000	490,000
6.875% 5/15/11	910,000	910,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	720,000	669,600
9% 7/1/10	1,520,000	1,565,600
10.375% 7/1/12	255,000	267,750
WCI Communities, Inc. 7.875% 10/1/13	930,000	939,300
William Lyon Homes, Inc.:
7.5% 2/15/14 (d)	1,260,000	1,190,700
10.75% 4/1/13	1,315,000	1,472,800
		18,748,750
Hotels - 0.3%
Host Marriott LP 7.125% 11/1/13	1,135,000	1,127,906
Insurance - 0.5%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,995,000	2,154,600
TIG Capital Trust I 8.597% 1/15/27 (d)	125,000	103,750
		2,258,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 3.2%
NCL Corp. Ltd. 10.625% 7/15/14 (d)	$ 1,485,000	$ 1,499,850
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	710,000	718,875
8% 5/15/10	790,000	857,150
Six Flags, Inc.:
8.875% 2/1/10	2,100,000	1,932,000
9.75% 4/15/13	2,100,000	1,945,125
Speedway Motorsports, Inc.:
6.75% 6/1/13	640,000	636,800
6.75% 6/1/13 (d)	1,320,000	1,313,400
Town Sports International Holdings, Inc. 0% 2/1/14 (c)(d)	1,195,000	507,875
Town Sports International, Inc. 9.625% 4/15/11	1,265,000	1,223,888
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,940,000	3,395,700
		14,030,663
Metals/Mining - 2.0%
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	930,700
0% 6/1/13 (c)	1,780,000	1,388,400
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (d)	670,000	676,700
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	1,475,000	1,380,969
10.125% 2/1/10	2,295,000	2,570,400
Peabody Energy Corp. 6.875% 3/15/13	580,000	600,300
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (d)	1,315,000	1,344,588
		8,892,057
Paper - 4.0%
Abitibi-Consolidated, Inc.:
5.02% 6/15/11 (d)(e)	1,145,000	1,157,881
7.75% 6/15/11 (d)	720,000	728,100
Bowater, Inc. 4.52% 3/15/10 (e)	1,070,000	1,072,675
Buckeye Technologies, Inc. 8.5% 10/1/13	775,000	798,250
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (d)	825,000	820,875
Georgia-Pacific Corp.:
8% 1/15/14	1,775,000	1,970,250
8.125% 5/15/11	535,000	599,869
8.875% 2/1/10	65,000	74,750
9.375% 2/1/13	600,000	696,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.: - continued
9.5% 12/1/11	$ 995,000	$ 1,179,075
Graphic Packaging International, Inc. 8.5% 8/15/11	285,000	307,800
Norske Skog Canada Ltd.:
7.375% 3/1/14	470,000	470,000
8.625% 6/15/11	2,000,000	2,150,000
Stone Container Corp.:
8.375% 7/1/12	2,405,000	2,513,225
9.75% 2/1/11	310,000	342,550
Stone Container Finance Co. 7.375% 7/15/14 (d)	580,000	585,800
Tembec Industries, Inc.:
7.75% 3/15/12	235,000	235,000
8.5% 2/1/11	1,060,000	1,097,100
yankee 8.625% 6/30/09	1,095,000	1,130,588
		17,929,788
Publishing/Printing - 0.8%
Houghton Mifflin Co. 9.875% 2/1/13	255,000	261,375
NBC Acquisition Corp. 0% 3/15/13 (c)	1,700,000	1,156,000
The Reader's Digest Association, Inc. 6.5% 3/1/11	2,080,000	2,059,200
		3,476,575
Railroad - 0.8%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,265,000	1,268,163
TFM SA de CV yankee:
10.25% 6/15/07	870,000	880,875
11.75% 6/15/09	1,555,000	1,547,225
		3,696,263
Restaurants - 0.4%
Friendly Ice Cream Corp. 8.375% 6/15/12	1,975,000	1,876,250
Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16	475,000	439,375
8.625% 4/1/13	365,000	390,550
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	825,000	639,375
United Rentals North America, Inc. 7.75% 11/15/13	1,035,000	998,775
		2,468,075
Shipping - 3.8%
General Maritime Corp. 10% 3/15/13	2,075,000	2,308,438
OMI Corp. 7.625% 12/1/13	3,005,000	2,944,900
Overseas Shipholding Group, Inc. 8.25% 3/15/13	1,805,000	1,913,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 4,555,000	$ 4,372,800
Teekay Shipping Corp. 8.875% 7/15/11	1,820,000	2,002,000
United Rentals North America, Inc.:
6.5% 2/15/12	2,960,000	2,856,400
7% 2/15/14	480,000	438,000
		16,835,838
Steels - 2.5%
AK Steel Corp.:
7.75% 6/15/12	545,000	504,125
7.875% 2/15/09	995,000	960,175
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,532,375
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,183,538
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,105,000	1,053,894
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,350,000	2,620,250
International Steel Group, Inc. 6.5% 4/15/14 (d)	1,350,000	1,275,750
Ispat Inland ULC 9.75% 4/1/14 (d)	2,065,000	2,132,113
		11,262,220
Super Retail - 2.9%
Asbury Automotive Group, Inc. 9% 6/15/12	3,295,000	3,327,950
Barneys, Inc. 9% 4/1/08	2,100,000	2,163,000
J. Crew Intermediate LLC 0% 5/15/08 (c)	902,596	794,284
Jean Coutu Group, Inc.:
7.625% 8/1/12 (d)	380,000	382,375
8.5% 8/1/14 (d)	830,000	822,738
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,168,200
Sonic Automotive, Inc. 8.625% 8/15/13	1,075,000	1,104,563
Toys 'R' US, Inc. 7.875% 4/15/13	2,915,000	2,966,013
		12,729,123
Technology - 4.5%
Amkor Technology, Inc.:
7.125% 3/15/11	605,000	517,275
7.75% 5/15/13	1,485,000	1,269,675
Celestica, Inc. 7.875% 7/1/11	2,465,000	2,514,300
Flextronics International Ltd. 6.5% 5/15/13	3,595,000	3,523,100
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (d)(e)	1,150,000	1,168,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
6.875% 7/15/11 (d)	$ 1,340,000	$ 1,346,700
Lucent Technologies, Inc.:
5.5% 11/15/08	1,920,000	1,804,800
6.45% 3/15/29	465,000	358,050
Micron Technology, Inc. 6.5% 9/30/05 (f)	3,000,000	2,985,000
Solectron Corp. 9.625% 2/15/09	1,015,000	1,111,425
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	1,110,000	1,221,000
Viasystems, Inc. 10.5% 1/15/11 (d)	575,000	557,750
Xerox Corp.:
7.125% 6/15/10	670,000	688,425
7.625% 6/15/13	830,000	852,825
9.75% 1/15/09	145,000	166,025
		20,085,038
Telecommunications - 8.1%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	1,995,000	1,935,150
American Cellular Corp. 10% 8/1/11	365,000	317,550
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	1,282,000	1,320,460
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (d)	1,040,000	962,000
Empresa Brasil de Telecomm SA 11% 12/15/08 (d)	1,415,000	1,552,963
Eschelon Operating Co. 8.375% 3/15/10	1,470,000	1,220,100
Innova S. de R.L. 9.375% 9/19/13	1,947,000	2,068,688
Millicom International Cellular SA 10% 12/1/13 (d)	3,265,000	3,256,838
Nextel Communications, Inc.:
5.95% 3/15/14	585,000	551,363
6.875% 10/31/13	3,750,000	3,806,250
PanAmSat Corp. 9% 8/15/14 (d)(g)	2,440,000	2,440,000
Primus Telecommunications Group, Inc. 8% 1/15/14	420,000	302,400
Qwest Capital Funding, Inc.:
7% 8/3/09	1,355,000	1,199,175
7.25% 2/15/11	360,000	311,400
7.75% 8/15/06	2,160,000	2,154,600
Qwest Corp. 9.125% 3/15/12 (d)	1,930,000	2,123,000
Qwest Services Corp.:
14% 12/15/10 (d)(e)	470,000	549,900
14.5% 12/15/14 (d)(e)	1,265,000	1,514,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Wireless, Inc.:
6.375% 3/1/14	$ 1,170,000	$ 1,086,638
9.625% 5/1/11	1,615,000	1,808,800
Triton PCS, Inc.:
8.5% 6/1/13	745,000	689,125
8.75% 11/15/11	1,750,000	1,347,500
9.375% 2/1/11	945,000	760,725
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,180,000	1,918,400
U.S. West Communications:
7.2% 11/10/26	180,000	155,250
7.5% 6/15/23	825,000	726,000
		36,079,113
TOTAL NONCONVERTIBLE BONDS		411,653,139
TOTAL CORPORATE BONDS (Cost $407,924,633)		412,777,689
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	115,000	109,822
Class BWE, 7.226% 10/11/37 (d)	160,000	152,790
Class BWF, 7.55% 10/11/37 (d)	139,000	132,722
Class BWG, 8.155% 10/11/37 (d)	135,000	127,795
Class BWH, 9.073% 10/11/37 (d)	100,000	96,525
Class BWJ, 9.99% 10/11/37 (d)	115,000	110,927
Class BWK, 10.676% 10/11/37 (d)	100,000	96,163
Class BWL, 10.1596% 10/11/37 (d)	163,000	144,420
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8731% 12/15/09 (d)(e)	67,867	54,293
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.487% 11/18/31 (d)(e)	400,000	391,531
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,360,795)		1,416,988
Common Stocks - 0.1%
	Shares	Value
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	$ 0
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(d)	1,560	296,400
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,350	141,000
TOTAL COMMON STOCKS (Cost $223,909)		437,400
Nonconvertible Preferred Stocks - 0.1%

Broadcasting - 0.1%
Granite Broadcasting Corp. 12.75% pay-in-kind (a) (Cost $665,175)	1,025	512,500
Floating Rate Loans - 2.4%
	Principal Amount
Cable TV - 0.5%
Century Cable Holdings LLC Tranche B term loan 6.25% 12/31/09 (e)	$ 700,000	672,000
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (e)	1,450,000	1,384,750
NTL Investment Holdings Ltd. Tranche B term loan 4.627% 6/13/12 (e)	450,000	445,500
		2,502,250
Electric Utilities - 1.1%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.6223% 6/8/11 (e)	1,000,000	1,020,000
Astoria Energy LLC term loan:
6.8518% 4/15/12 (e)	1,250,000	1,268,750
10.3363% 4/15/12 (e)	810,000	832,275
Riverside Energy Center LLC:
term loan 6.02% 6/24/11 (e)	1,627,785	1,639,994
Credit-Linked Deposit 6.02% 6/24/11 (e)	72,215	72,756
		4,833,775
Hotels - 0.6%
Wyndham International, Inc. term loan:
6.125% 6/30/06 (e)	2,122,784	2,101,556
7.125% 4/1/06 (e)	447,751	446,072
		2,547,628
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.2%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (e)	$ 925,000	$ 911,125
TOTAL FLOATING RATE LOANS (Cost $10,432,960)		10,794,778
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 1.33% (b) (Cost $13,234,635)	13,234,635	13,234,635
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $433,842,107)		439,173,990
NET OTHER ASSETS - 1.2%		5,339,874
NET ASSETS - 100%		$ 444,513,864
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $90,777,758 or 20.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,985,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $432,256,868. Net unrealized appreciation aggregated $6,917,122, of which $15,146,954 related to appreciated investment securities and $8,229,832 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
High Income Fund

(A Class of Fidelity Advisor
Floating Rate High Income Fund)

July 31, 2004

FHI-QTLY-0904

1.804976.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 72.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 3.4206% 11/4/10 (d)	$ 971	$ 978
Titan Corp. Tranche B term loan 4.6534% 6/30/09 (d)	6,940	7,001
Transdigm, Inc. term loan 3.61% 7/22/10 (d)	1,592	1,615
United Defense Industries, Inc. Tranche B term loan 3.5379% 8/13/09 (d)	4,935	4,985
		14,579
Automotive - 2.0%
CSK Automotive, Inc. Tranche B term loan 3.85% 6/20/09 (d)	3,980	4,000
Enersys Capital, Inc. term loan 3.7284% 3/17/11 (d)	998	1,012
Exide Global Holding Netherlands CV term loan 4.8125% 5/5/10 (d)	2,000	2,005
Exide Technologies Tranche B term loan 4.8125% 5/5/10 (d)	2,000	2,010
Federal-Mogul Corp. Tranche C term loan 5.06% 1/1/49 (d)	2,000	2,010
Federal-Mogul Financing Trust Tranche B term loan 3.81% 2/24/05 (d)	2,000	1,860
Goodyear Dunlop Tire Europe BV term loan 5.3738% 4/30/05 (d)	7,776	7,805
Grand Vehicle Works Holding Corp. term loan 4.7612% 7/23/10 (d)	2,000	1,995
Key Safety Systems, Inc. Tranche B term loan 4.7356% 6/24/10 (d)	5,000	5,088
Mark IV Industries, Inc. Tranche B term loan 4.7202% 6/23/11 (d)	3,000	3,049
New Flyer Industries Ltd.:
Tranche A Credit-Linked Deposit 3.6408% 2/27/10 (d)	714	724
Tranche B term loan 4.23% 2/27/10 (d)	2,189	2,228
Plastech Engineered Products, Inc. Tranche B1 term loan 4.34% 3/31/10 (d)	1,979	2,009
SPX Corp. Tranche B1 term loan 3.375% 9/30/09 (d)	6,563	6,653
Tenneco Automotive, Inc.:
Tranche B term loan 4.5025% 12/12/10 (d)	3,431	3,483
Tranche B1 Credit-Linked Deposit 4.36% 12/12/10 (d)	1,552	1,575
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Tower Automotive, Inc. term loan 5.82% 5/24/09 (d)	$ 3,000	$ 2,985
Travelcenters of America, Inc. term loan 4.7589% 11/14/08 (d)	875	886
TRW Automotive Holdings Corp. Tranche D1 term loan 4.125% 2/28/11 (d)	4,857	4,942
United Components, Inc. Tranche C term loan 6% 6/30/10 (d)	2,570	2,602
		58,921
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche A1 term loan 3.13% 3/28/09 (d)	5,500	5,534
Tranche E term loan 3.13% 3/28/10 (d)	6,380	6,452
Gray Television, Inc. term loan 3.308% 6/30/11 (d)	5,000	5,063
LIN Television Corp. Tranche B term loan 3.7529% 12/31/07 (d)	9,620	9,728
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.84% 12/31/10 (d)	1,990	2,002
Sinclair Television Group, Inc.:
Tranche A term loan 3.23% 6/30/09 (d)	8,000	8,060
Tranche C term loan 3.23% 12/31/09 (d)	9,000	9,101
Spanish Broadcasting System, Inc. term loan 4.84% 10/30/09 (d)	4,826	4,880
		50,820
Building Materials - 0.2%
Atrium Companies, Inc. term loan 4.1325% 12/10/08 (d)	796	808
Goodman Global Holdings, Inc. Tranche B term loan 3.75% 11/21/09 (d)	1,660	1,679
National Waterworks, Inc. Tranche B1 term loan 4.34% 11/22/09 (d)	1,898	1,917
PGT Industries Tranche A term loan 4.67% 1/29/10 (d)	995	1,010
Ply Gem Industries, Inc. term loan 4.3693% 2/12/11 (d)	1,995	1,995
		7,409
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 7.4%
Adelphia Communications Corp. Tranche B term loan 3.625% 3/31/05 (d)	$ 7,500	$ 7,538
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B term loan 4.61% 9/1/11 (d)	2,700	2,737
Cablecom GmbH:
Tranche B term loan 4.5813% 4/15/12 (d)	1,500	1,493
Tranche C term loan 4.9313% 4/15/13 (d)	1,500	1,493
Cebridge Connections, Inc. Tranche 1 term loan 4.6225% 2/23/09 (d)	2,993	3,022
Century Cable Holdings LLC Tranche B term loan:
6.25% 6/30/09 (d)	2,203	2,126
6.25% 12/31/09 (d)	2,750	2,640
Century-TCI California LP term loan 4.25% 12/31/07 (d)	6,016	5,956
Charter Communication Operating LLC:
Tranche A term loan 4.67% 4/27/10 (d)	2,000	1,950
Tranche B term loan 4.92% 4/7/11 (d)	80,000	78,981
DIRECTV Holdings LLC Tranche B2 term loan 3.6068% 3/6/10 (d)	15,114	15,265
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (d)	8,150	7,783
Insight Midwest Holdings LLC:
Tranche A term loan 2.6875% 6/30/09 (d)	16,675	16,675
Tranche B term loan:
3.9375% 12/31/09 (d)	13,940	14,079
3.9375% 12/31/09 (d)	998	1,007
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 4.022% 9/30/10 (d)	3,000	3,015
NTL Investment Holdings Ltd. Tranche B term loan 4.627% 6/13/12 (d)	25,000	24,750
Olympus Cable Holdings LLC:
Tranche A term loan 5.5% 6/30/10 (d)	9,200	8,878
Tranche B term loan 6.25% 9/30/10 (d)	8,500	8,203
Pegasus Media & Communications, Inc.:
term loan 4.6875% 7/31/05 (d)	2,000	1,970
Tranche B term loan 4.6875% 4/30/05 (d)	536	528
Persona Communications, Inc. term loan 6.5% 7/30/11 (d)	1,000	1,009
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Rainbow Media Holdings, Inc. Tranche C term loan 3.7% 3/31/09 (d)	$ 4,962	$ 4,975
United Pan-Europe Communications NV Tranche C2 term loan 7.381% 3/31/09 (d)	6,358	6,358
		222,431
Capital Goods - 2.1%
AGCO Corp. term loan 3.84% 1/31/06 (d)	8,862	9,029
Bucyrus International, Inc. term loan 3.8836% 7/28/10 (d)	2,600	2,620
Douglas Dynamics Holdings, Inc. term loan 4.2718% 3/31/10 (d)	998	1,006
Dresser, Inc. Tranche C, term loan 3.98% 4/10/09 (d)	4,503	4,599
Flowserve Corp. Tranche C term loan 4.2238% 6/30/09 (d)	2,427	2,457
Invensys International Holding Ltd. Tranche B1 term loan 5.477% 9/4/09 (d)	12,973	13,168
Mueller Group, Inc. term loan 4.56% 4/23/11 (d)	1,890	1,904
Polypore, Inc. term loan 3.97% 11/12/11 (d)	6,000	6,113
Roper Industries, Inc. term loan 3.6101% 12/29/08 (d)	9,750	9,872
Sensus Metering Systems, Inc. Tranche B term loan 4.5324% 12/17/10 (d)	3,582	3,600
Terex Corp.:
term loan 4.0365% 12/31/09 (d)	1,639	1,663
Tranche B term loan 3.2372% 7/3/09 (d)	5,831	5,889
TriMas Corp. Tranche B term loan 4.875% 12/31/09 (d)	870	879
		62,799
Chemicals - 2.6%
Celanese AG:
Credit-Linked Deposit 3.86% 4/6/09 (d)	2,000	2,035
term loan 4.1193% 4/6/11 (d)	7,590	7,704
Tranche C term loan 5.73% 12/8/11 (d)	4,000	4,120
Cognis Deutschland GmbH & Co. KG term loan 6.3111% 11/15/13 (d)	1,000	993
CP Kelco:
Tranche B term loan 5.2212% 3/31/08 (d)	233	234
Tranche C term loan 5.41% 9/30/08 (d)	77	77
Geo Specialty Chemicals, Inc. Tranche B term loan 9.5% 12/31/07 (d)	1,149	1,068
Georgia Gulf Corp. Tranche D term loan 3.5% 12/2/10 (d)	2,571	2,604
Hercules, Inc. Tranche B term loan 3.4967% 10/8/10 (d)	5,494	5,583
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Huntsman Co. LLC:
Tranche A term loan 5.4375% 3/31/07 (d)	$ 6,004	$ 6,004
Tranche B term loan 11.1875% 3/31/07 (d)	1,633	1,633
Huntsman International LLC term loan 4.6875% 12/31/10 (d)	16,300	16,504
Kraton Polymers LLC term loan 4.3414% 12/23/10 (d)	5,198	5,276
Nalco Co. Tranche B term loan 4.1262% 11/4/10 (d)	20,166	20,493
SGL Carbon LLC term loan 4.22% 12/31/09 (d)	2,921	2,921
		77,249
Consumer Products - 3.1%
American Achievement Corp. Tranche B term loan 4.0847% 3/25/11 (d)	3,494	3,542
American Safety Razor Co. Tranche B term loan 4.7149% 4/29/11 (d)	2,993	3,030
Ames True Temper, Inc. term loan 4.1188% 6/28/11 (d)	2,000	2,030
Amscan Holdings, Inc. term loan 4.3585% 4/30/12 (d)	4,000	4,050
Bombardier Recreational Products, Inc. term loan 4.18% 12/18/10 (d)	995	1,010
Central Garden & Pet Co. Tranche B term loan 3.73% 5/14/09 (d)	990	1,000
Church & Dwight Co., Inc. Tranche B term loan 3.11% 5/28/11 (d)	12,000	12,120
Jarden Corp. Tranche B term loan 4.1827% 4/24/08 (d)	4,000	4,040
Jostens, Inc. term loan 3.8688% 7/29/10 (d)	4,311	4,365
Nice Pak Products, Inc. term loan 5.0038% 6/22/10 (d)	2,000	2,020
Prestige Brands, Inc. Tranche B term loan 4.0811% 4/6/11 (d)	4,988	5,069
Revlon Consumer Products Corp. term loan 7.73% 7/9/10 (d)	12,000	12,300
Sealy Mattress Co. term loan:
4.2215% 4/6/12 (d)	9,635	9,803
5.9725% 4/2/13 (d)	2,000	2,030
Simmons Co.:
term loan 5.125% 6/19/12 (d)	2,000	2,018
Tranche B term loan 4.1943% 12/19/11 (d)	5,876	5,898
Sola International, Inc. term loan 4.09% 12/11/09 (d)	3,950	4,019
Tempur Pedic, Inc. Tranche B term loan 4.5863% 6/30/09 (d)	1,980	2,000
The Scotts Co. term loan 3.4804% 9/30/10 (d)	7,182	7,182
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
United Industries Corp. term loan 3.8418% 4/30/11 (d)	$ 3,990	$ 4,050
Weight Watchers International, Inc. Tranche B term loan 3.17% 3/31/10 (d)	1,227	1,233
		92,809
Containers - 2.9%
Ball Corp. Tranche B1 term loan 3.3363% 12/19/09 (d)	3,418	3,453
Berry Plastics Corp. Tranche C term loan 3.68% 7/22/10 (d)	1,893	1,922
BWAY Corp. Tranche B term loan 3.6875% 6/30/11 (d)	6,300	6,395
Crown Cork & Seal Americas, Inc. Tranche B1 term loan 4.5863% 9/15/08 (d)	1,900	1,914
Intertape Polymer, Inc. Tranche B term loan 5.5% 7/28/11 (d)	8,000	8,080
Owens Illinois Group, Inc.:
Tranche A1 term loan 3.96% 4/1/07 (d)	13,000	13,130
Tranche B1 term loan 4.48% 4/1/08 (d)	12,200	12,353
Owens-Illinois, Inc.:
Tranche C term loan 4.45% 4/1/08 (d)	5,000	5,000
Tranche C1 term loan 4.45% 4/1/08 (d)	7,857	7,946
Printpack Holdings, Inc. Tranche C term loan 3.75% 3/31/09 (d)	871	878
Silgan Holdings, Inc. Tranche B term loan 3.44% 11/30/08 (d)	13,825	13,963
Solo Cup Co. term loan 4.0253% 2/27/11 (d)	11,825	11,958
		86,992
Diversified Financial Services - 0.6%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B term loan 4.23% 3/10/10 (d)	6,814	6,916
Metris Companies, Inc. term loan 10.61% 5/6/07 (d)	1,000	1,030
Newkirk Master LP term loan 6.2212% 11/24/06 (d)	1,825	1,853
Refco Finance Holdings LLC term loan 4.23% 8/5/11 (d)	7,000	7,000
		16,799
Diversified Media - 2.1%
Adams Outdoor Advertisng Ltd. term loan 3.88% 10/15/11 (d)	2,650	2,686
CanWest Media, Inc. Tranche E term loan 3.66% 8/15/09 (d)	5,091	5,142
Cinram International, Inc. Tranche B term loan 5.09% 9/30/09 (d)	1,881	1,914
Emmis Operating Co. Tranche B term loan 3.1% 11/10/11 (d)	22,000	22,248
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
Lamar Media Corp.:
Tranche A term loan 2.875% 6/30/09 (d)	$ 2,000	$ 2,008
Tranche C term loan 3.375% 6/30/10 (d)	11,944	12,034
R.H. Donnelly Corp. Tranche B2 term loan 3.785% 6/30/10 (d)	3,798	3,798
Warner Music Group term loan 4.1728% 2/28/11 (d)	14,264	14,478
		64,308
Electric Utilities - 5.4%
AES Corp. term loan 5.32% 4/30/08 (d)	5,429	5,503
Allegheny Energy Supply Co. LLC:
term loan 4.3671% 3/8/11 (d)	8,993	9,139
Tranche C term loan 5.6223% 6/8/11 (d)	14,964	15,263
Aquila, Inc. term loan 8% 5/15/06 (d)	683	701
Astoria Energy LLC term loan 6.8518% 4/15/12 (d)	18,000	18,270
Calpine Corp. Tranche B1 term loan 5.125% 7/15/07 (d)	4,965	4,965
Calpine Generating Co. LLC term loan 5.23% 4/1/09 (d)	4,000	4,025
CenterPoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	26,950	30,454
CenterPoint Energy, Inc. term loan 4.7225% 10/7/06 (d)	2,976	3,009
Cogentrix Delaware Holdings, Inc. term loan 3.8363% 2/25/09 (d)	5,536	5,612
Coleto Creek WLE LP Tranche B term loan 3.59% 6/30/11 (d)	7,000	7,105
Dynegy Holdings, Inc. term loan 5.36% 5/28/10 (d)	8,300	8,445
Midwest Generation LLC term loan 4.6796% 4/27/11 (d)	1,995	2,027
Mission Energy Holding Co. term loan 7% 12/11/06 (d)	3,000	3,019
Nevada Power Co. Credit Linked-Deposit 3.86% 5/4/09 (d)	5,000	5,031
Northwestern Corp. term loan 6.74% 12/1/06 (d)	980	1,000
NRG Energy, Inc.:
Credit-Linked Deposit 5.4863% 6/23/10 (d)	3,801	3,944
term loan 5.5594% 6/23/10 (d)	6,736	6,988
Riverside Energy Center LLC:
term loan 6.02% 6/24/11 (d)	13,405	13,506
Credit-Linked Deposit 6.02% 6/24/11 (d)	595	599
Sierra Pacific Power Co. Credit-Linked Deposit 3.86% 5/4/08 (d)	2,000	2,013
Teton Power Funding LLC term loan 4.8% 3/12/11 (d)	5,900	5,959
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Tucson Electric Power Co. Tranche B Credit-Linked Deposit 3.8363% 6/30/09 (d)	$ 7,000	$ 7,070
		163,647
Energy - 1.9%
Belden & Blake Corp. term loan 6% 7/7/11 (d)	3,500	3,522
Buckeye Pipe Line Co. term loan 3.81% 5/4/10 (d)	2,000	2,028
La Grange Acquisition L P term loan 4.4486% 1/18/08 (d)	5,000	5,075
Lyondell-Citgo Refining LP term loan 4.09% 5/21/07 (d)	5,000	5,088
Magellan Midstream Holdings LP Tranche A term loan 4.65% 6/17/08 (d)	2,006	2,026
Parker Drilling Co. term loan 5.72% 10/10/07 (d)	1,000	1,005
Premcor Refining Group, Inc. Credit-Linked Deposit 3.36% 4/13/09 (d)	9,000	9,113
Pride Offshore, Inc. term loan 7.8506% 7/7/11 (d)	8,750	8,859
Tesoro Petroleum Corp. term loan 6.9095% 4/15/08 (d)	1,975	2,034
Transwestern Pipeline Co. term loan 3.43% 4/30/09 (d)	6,150	6,204
Williams Production RMT Co. Tranche C term loan 3.88% 5/30/07 (d)	11,633	11,749
		56,703
Entertainment/Film - 3.0%
Carmike Cinemas, Inc. term loan 4.41% 2/4/09 (d)	3,388	3,473
Cinemark USA, Inc. term loan 3.6295% 3/31/11 (d)	10,923	11,086
Lions Gate Entertainment Corp. term loan 4.84% 12/31/08 (d)	4,000	4,025
Loews Cineplex Entertainment Corp. term loan 3.8477% 7/30/11 (d)	26,400	26,664
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 3.98% 4/30/11 (d)	21,000	21,105
Regal Cinemas Corp. term loan 3.9908% 11/10/10 (d)	23,942	24,181
		90,534
Environmental - 1.1%
Allied Waste Industries, Inc.:
Tranche A Credit-Linked Deposit 4.1188% 1/15/10 (d)	1,143	1,163
Tranche B term loan 4.1361% 1/15/10 (d)	14,746	14,949
Tranche C term loan 4.294% 1/15/10 (d)	3,000	3,038
Tranche D term loan 4.1% 1/15/10 (d)	3,000	3,034
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Environmental - continued
Casella Waste Systems, Inc. Tranche B term loan 4.2504% 1/24/10 (d)	$ 2,970	$ 2,992
Ionics, Inc. term loan 4.35% 2/13/11 (d)	4,617	4,675
Waste Connections, Inc. term loan 3.1288% 10/22/10 (d)	2,000	2,020
		31,871
Food and Drug Retail - 0.5%
Duane Reade, Inc. term loan 4.73% 7/30/10 (d)	4,400	4,461
Rite Aid Corp. term loan 4.4077% 4/30/08 (d)	9,975	10,175
		14,636
Food/Beverage/Tobacco - 2.2%
Atkins Nutritional Holdings II, Inc. term loan:
4.84% 10/29/09 (d)	2,702	2,648
7.34% 10/29/09 (d)	4,600	4,485
B&G Foods, Inc. term loan 6.5% 8/31/09 (d)	2,978	2,985
Commonwealth Brands, Inc. term loan 5.5625% 8/28/07 (d)	577	583
Constellation Brands, Inc. Tranche B term loan 3.3125% 11/30/08 (d)	3,125	3,141
Del Monte Corp. Tranche B term loan 3.9108% 12/20/10 (d)	6,191	6,260
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B term loan 3.6543% 12/19/10 (d)	10,075	10,264
Leiner Health Products, Inc. Tranche B term loan 4.8893% 5/24/11 (d)	2,000	2,030
Luigino's, Inc. term loan 4.3926% 4/2/11 (d)	998	1,012
Merisant Co. Tranche B term loan 4.43% 1/11/10 (d)	1,376	1,372
Michael Foods, Inc. Tranche B term loan 3.9585% 11/21/10 (d)	8,458	8,595
NBTY, Inc. Tranche C term loan 3.3125% 7/25/09 (d)	1,386	1,384
Nellson Nutraceutical, Inc. term loan 4.59% 10/4/09 (d)	1,043	1,040
Reddy Ice Group, Inc. term loan:
3.98% 8/15/09 (d)	794	798
3.98% 8/15/09 (d)	298	301
Suiza Foods Corp.:
Tranche B1 term loan 3.59% 7/15/08 (d)	13,907	13,907
Tranche C term loan 3.34% 7/15/08 (d)	3,990	3,990
		64,795
Gaming - 1.1%
Alliance Gaming Corp. term loan 3.7875% 9/5/09 (d)	6,350	6,437
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Ameristar Casinos, Inc. Tranche B term loan 3.5625% 12/20/06 (d)	$ 2,399	$ 2,405
Argosy Gaming Co. Tranche B term loan 3.84% 7/31/08 (d)	2,621	2,651
Boyd Gaming Corp. term loan 3.52% 6/30/11 (d)	11,500	11,629
Green Valley Ranch Gaming LLC term loan 4.3363% 12/26/10 (d)	1,990	2,010
Marina District Finance Co., Inc. Tranche B term loan 4.1258% 12/13/07 (d)	2,848	2,869
Penn National Gaming, Inc. Tranche D term loan 4.0699% 9/1/07 (d)	1,891	1,929
Scientific Games Corp. Tranche C term loan 3.84% 12/31/09 (d)	1,990	2,020
Venetian Casino Resort LLC Tranche B term loan 4.34% 6/4/08 (d)	2,646	2,646
		34,596
Healthcare - 6.6%
Accredo Health, Inc. Tranche B term loan 3.61% 6/30/11 (d)	8,000	8,060
Advanced Medical Optics, Inc. term loan 3.9606% 6/25/09 (d)	5,000	5,075
Alliance Imaging, Inc. Tranche C term loan 3.7933% 6/10/08 (d)	838	834
Alpharma, Inc. Tranche B term loan 4.8268% 10/5/08 (d)	1,319	1,328
AmeriPath, Inc. term loan 4.42% 3/27/10 (d)	1,533	1,541
AMN Healthcare, Inc. Tranche B term loan 4.59% 10/2/08 (d)	998	1,001
Apria Healthcare Group, Inc. Tranche B term loan 3.5446% 7/20/08 (d)	2,937	2,963
Beverly Enterprises, Inc. term loan 4.258% 10/22/08 (d)	1,985	2,010
Community Health Systems, Inc. term loan:
3.8% 7/16/10 (d)	6,003	6,003
3.8% 1/16/11 (d)	4,466	4,466
Concentra Operating Corp. term loan:
4.05% 6/30/09 (d)	2,993	3,015
4.9571% 6/30/09 (d)	1,980	2,007
CONMED Corp. Tranche C term loan 3.8897% 12/15/09 (d)	859	870
Connecticare Capital LLC term loan 5.2164% 10/30/09 (d)	2,811	2,826
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita, Inc.:
Tranche B term loan 3.4829% 3/31/09 (d)	$ 20,807	$ 21,015
Tranche C term loan 3.23% 6/30/10 (d)	11,000	11,055
Express Scripts, Inc. Tranche B term loan 2.8546% 2/13/10 (d)	4,988	5,019
Fisher Scientific International, Inc.:
term loan 2.9919% 6/30/11 (d)	8,000	8,070
Tranche C term loan 3.34% 3/31/10 (d)	7,077	7,139
Fresenius Medical Care Holdings, Inc. Tranche D term loan 2.7461% 2/21/10 (d)	9,997	10,047
Genesis HealthCare Corp. Tranche B term loan 3.8% 12/1/10 (d)	776	782
Hanger Orthopedic Group, Inc. Tranche B term loan 4.34% 9/30/09 (d)	4,923	4,947
HCA, Inc. term loan 2.48% 4/30/06 (d)	14,513	14,495
HealthSouth Corp. revolver loan 5% 6/14/07 (d)	5,906	5,906
Iasis Healthcare LLC Tranche B term loan 3.7% 6/22/11 (d)	8,791	8,911
Kinetic Concepts, Inc. Tranche B1 term loan 3.59% 8/11/10 (d)	6,581	6,672
Mariner Health Care, Inc. Tranche B term loan 4.1646% 1/2/10 (d)	678	681
Medcath Holdings Corp. term loan 4.58% 6/30/11 (d)	2,000	2,030
Multiplan, Inc. term loan 4.34% 3/4/09 (d)	2,993	3,022
PacifiCare Health Systems, Inc. term loan 3.7094% 6/3/08 (d)	3,960	4,000
Renal Care Group, Inc. term loan 3.0297% 2/10/09 (d)	2,963	2,996
Skilled Healthcare Group, Inc. term loan 4.2% 7/31/10 (d)	8,300	8,383
Sunrise Medical, Inc. Tranche B1 term loan 4.8309% 5/13/10 (d)	1,000	1,003
Sybron Dental Management, Inc. term loan 3.2669% 6/6/09 (d)	627	628
Triad Hospitals, Inc.:
Tranche A term loan 3.73% 3/31/07 (d)	368	370
Tranche B term loan 3.73% 9/30/08 (d)	7,429	7,550
UTI Corp. Tranche B term loan 4.3688% 6/30/10 (d)	3,000	3,038
Vanguard Health Systems, Inc. term loan 3.59% 5/18/11 (d)	13,000	13,000
Vicar Operating, Inc. Tranche E term loan 3.75% 9/30/08 (d)	1,145	1,162
VWR Corp. Tranche B term loan 3.77% 4/7/11 (d)	4,943	5,029
		198,949
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.7%
AIMCO Properties LP term loan 4.7% 3/11/05 (d)	$ 977	$ 982
Apartment Investment & Management Co. term loan 4.7% 5/30/08 (d)	3,000	3,015
CB Richard Ellis Services, Inc. term loan 4.2304% 3/31/10 (d)	5,063	5,075
Corrections Corp. of America Tranche C term loan 3.8209% 3/31/08 (d)	1,340	1,357
Crescent Real Estate Funding XII LP term loan 3.6289% 1/12/06 (d)	4,110	4,135
Landsource Communication Development LLC Tranche B term loan 4% 3/31/10 (d)	5,800	5,873
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.98% 4/17/07 (d)	980	982
		21,419
Hotels - 0.9%
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.95% 10/9/06 (d)	7,000	6,983
Wyndham International, Inc. term loan:
6.125% 6/30/06 (d)	15,144	14,992
7.125% 4/1/06 (d)	5,559	5,538
		27,513
Insurance - 0.4%
Conseco, Inc. term loan 5.4263% 6/22/10 (d)	10,000	10,138
USI Holdings Corp. term loan 4.18% 8/11/09 (d)	1,980	2,000
		12,138
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. term loan 5.3744% 7/1/09 (d)	2,985	3,015
Six Flags Theme Park, Inc. Tranche B term loan 3.5935% 6/30/09 (d)	13,582	13,717
True Temper Corp. term loan 3.8647% 3/15/11 (d)	2,993	3,007
Vail Corp. term loan 3.93% 12/10/08 (d)	990	1,000
Yankees Holdings LP term loan 4.0415% 6/25/07 (d)	3,000	3,030
		23,769
Metals/Mining - 0.6%
Compass Minerals Group, Inc. Tranche B term loan 3.7289% 11/28/09 (d)	290	293
CONSOL Energy, Inc. Credit-Linked Deposit 3.84% 6/30/10 (d)	7,000	7,123
Peabody Energy Corp. term loan 3.266% 3/21/10 (d)	9,922	10,022
		17,438
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.8%
Appleton Papers, Inc. term loan 3.725% 6/11/10 (d)	$ 6,000	$ 6,090
Buckeye Technologies, Inc. term loan 3.853% 3/15/08 (d)	4,320	4,358
Georgia-Pacific Corp. term loan 2.915% 7/2/09 (d)	13,000	12,935
Graphic Packaging International, Inc. Tranche B term loan 4.35% 8/8/10 (d)	15,444	15,714
Jefferson Smurfit Corp. Tranche B term loan 4.75% 3/31/07 (d)	3,569	3,587
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 4.33% 9/16/10 (d)	500	502
Tranche C term loan 4.83% 9/16/11 (d)	500	502
Koch Cellulose LLC:
term loan 3.83% 5/7/11 (d)	9,601	9,721
Credit-Linked Deposit 3.1075% 5/7/11 (d)	2,375	2,404
Roseburg Forest Products Co. Tranche B term loan 3.48% 2/24/10 (d)	4,975	5,012
SP Newsprint Co. Tranche B:
Credit-Linked Deposit 4.3631% 1/8/10 (d)	1,289	1,311
term loan 4.42% 1/8/10 (d)	701	713
Stone Container Corp.:
Tranche B term loan 4% 6/30/09 (d)	17,069	17,069
Tranche C term loan 4% 6/30/09 (d)	2,460	2,460
White Birch Paper 2nd Ltd. Tranche B2 term loan 7.5% 8/26/05 (d)	346	352
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (d)	2,654	2,700
		85,430
Publishing/Printing - 2.6%
Advanstar Communications, Inc. Tranche B term loan 5.78% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 4.375% 4/1/07 (d)	2,590	2,626
CBD Media, Inc. Tranche B term loan 3.61% 12/31/09 (d)	2,840	2,868
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.4207% 11/8/08 (d)	4,201	4,249
Tranche B term loan 3.3756% 5/8/09 (d)	6,028	6,111
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.4702% 9/9/09 (d)	5,436	5,498
Tranche B term loan 3.6504% 9/9/10 (d)	14,313	14,527
Freedom Communications Holding, Inc. Tranche A term loan 3.2895% 5/18/10 (d)	1,129	1,141
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Freedom Communications, Inc. Tranche B term loan 3.3206% 5/18/12 (d)	$ 11,000	$ 11,151
Herald Media, Inc. term loan 4.05% 7/22/11 (d)	2,500	2,534
Medianews Group, Inc. Tranche B term loan 3.48% 12/30/10 (d)	7,463	7,565
Merrill Communications LLC term loan 3.98% 7/30/09 (d)	2,000	2,010
Morris Communications Co. LLC:
Tranche A term loan 2.9375% 9/30/10 (d)	1,000	1,006
Tranche C term loan 3.1875% 3/31/11 (d)	2,000	2,020
Sun Media Corp. Canada Tranche B term loan 3.925% 2/7/09 (d)	1,796	1,812
The Reader's Digest Association, Inc.:
Tranche A term loan 3.57% 11/20/07 (d)	2,888	2,909
Tranche B term loan 3.57% 5/20/08 (d)	3,990	4,045
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1 term loan 3.6937% 2/25/11 (d)	5,730	5,787
		78,047
Railroad - 0.3%
Helm Holding Corp. Tranche B term loan 4.3506% 7/2/10 (d)	2,300	2,323
Kansas City Southern Railway Co. Tranche B term loan 3.31% 3/30/08 (d)	5,985	6,075
		8,398
Restaurants - 0.4%
AFC Enterprises, Inc. Tranche B term loan 4.5811% 5/23/09 (d)	977	979
CKE Restaurants, Inc. term loan 4.375% 5/1/10 (d)	2,602	2,651
Domino's, Inc. term loan 3.875% 6/25/10 (d)	4,287	4,346
Jack in the Box, Inc. term loan 3.9908% 1/8/11 (d)	3,579	3,624
		11,600
Services - 1.4%
CACI International, Inc. term loan 3.18% 4/30/11 (d)	2,993	3,004
Coinmach Corp. Tranche B term loan 4.1474% 7/25/09 (d)	2,243	2,265
Coinstar, Inc. term loan 3.84% 7/1/11 (d)	7,400	7,520
Hillman Companies, Inc. Tranche B term loan 6.5% 3/31/11 (d)	2,993	3,026
Iron Mountain, Inc. term loan 3.2188% 4/2/11 (d)	9,390	9,449
JohnsonDiversey, Inc. Tranche B term loan 3.4426% 11/3/09 (d)	2,569	2,614
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Language Line Services Tranche B term loan 7.5% 6/11/11 (d)	$ 2,000	$ 2,020
UGS Holdings, Inc. term loan 4.11% 5/27/11 (d)	2,000	2,015
United Rentals, Inc.:
term loan 3.5372% 2/14/11 (d)	4,156	4,239
Tranche B Credit-Linked Deposit 3.6113% 2/14/11 (d)	833	850
US Investigations Services, Inc. Tranche C term loan 5.04% 1/9/09 (d)	2,938	2,949
Wackenhut Corrections Corp. term loan 4.0754% 7/9/09 (d)	1,051	1,062
Worldspan LP Tranche B term loan 5.1461% 6/30/07 (d)	1,132	1,147
		42,160
Shipping - 0.2%
Baker Tanks, Inc. term loan 4.0459% 1/30/11 (d)	3,383	3,408
Horizon Lines LLC Tranche B term loan 4.35% 7/7/11 (d)	3,850	3,917
		7,325
Super Retail - 2.1%
Advance Stores Co., Inc.:
Tranche D term loan 3.2211% 11/30/06 (d)	381	385
Tranche E term loan 3.3116% 11/30/07 (d)	1,530	1,551
Alimentation Couche-Tard, Inc. term loan 3.7018% 12/17/10 (d)	1,584	1,608
Buhrmann US, Inc. Tranche B1 term loan 3.96% 12/31/10 (d)	5,690	5,754
General Nutrition Centers, Inc. Tranche B term loan 4.4147% 12/5/09 (d)	4,980	5,030
Harbor Freight Tools USA, Inc. term loan 4.16% 7/15/10 (d)	2,000	2,020
Hollywood Entertainment Corp. Tranche B term loan 6.1092% 3/31/08 (d)	2,382	2,382
Jean Coutu Group (PJC) USA, Inc. Tranche B term loan 3.75% 7/30/11 (d)	30,500	30,767
Oriental Trading Co., Inc.:
term loan 7.625% 1/8/11 (d)	3,300	3,333
Tranche B term loan 4.375% 8/4/10 (d)	3,994	4,004
PETCO Animal Supplies, Inc. Tranche D term loan 3.98% 10/2/08 (d)	1,448	1,462
Rent-A-Center, Inc. term loan 3.14% 6/30/10 (d)	4,000	4,045
		62,341
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 2.1%
Alliant Techsystems, Inc. Tranche B term loan 3.2235% 3/31/11 (d)	$ 4,838	$ 4,880
AMI Semiconductor, Inc. term loan 3.89% 9/26/08 (d)	2,382	2,400
Amphenol Corp. Tranche B1 term loan 3.2475% 5/6/10 (d)	8,000	8,020
Anteon International Corp. term loan 3.5863% 12/31/10 (d)	4,975	5,012
Communications & Power Industries, Inc. term loan 4.4327% 7/23/10 (d)	1,596	1,624
Fairchild Semiconductor Corp. Tranche B1 term loan 4.4367% 6/19/08 (d)	4,950	4,987
Global Imaging Systems, Inc. term loan 3.3851% 5/10/10 (d)	2,743	2,771
Itron, Inc. Tranche B term loan 3.625% 7/1/11 (d)	1,900	1,924
ON Semiconductor Corp. Tranche F term loan 4.375% 8/4/09 (d)	4,958	4,989
Seagate Technology Holdings, Inc. term loan 3.6875% 5/13/07 (d)	1,960	1,987
The Relizon Co. Tranche B term loan 4.26% 2/20/11 (d)	1,835	1,842
Verifone, Inc. Tranche B, term loan 4.18% 6/30/11 (d)	7,000	7,079
Xerox Corp. term loan 3.34% 9/30/08 (d)	17,000	17,128
		64,643
Telecommunications - 9.7%
AAT Communications Corp. Tranche B term loan 4.14% 7/16/12 (d)	15,000	15,188
American Tower LP Tranche B term loan 3.7% 8/31/11 (d)	27,500	27,844
Centennial Cellular Operating Co. LLC term loan 3.9334% 2/9/11 (d)	12,968	13,000
Cincinnati Bell, Inc. Tranche D term loan 3.9286% 6/30/08 (d)	6,642	6,691
Consolidated Communications, Inc. Tranche B term loan 4.0811% 10/14/11 (d)	1,000	1,005
Crown Castle International Corp. Tranche A term loan 3.59% 9/15/07 (d)	620	620
Crown Castle Operating Co. Tranche B term loan 5.09% 9/30/10 (d)	15,347	15,385
Dobson Cellular Systems, Inc. term loan 4.9145% 3/31/10 (d)	3,965	3,975
Inmarsat Ventures PLC:
Tranche B term loan 4.5611% 12/17/10 (d)	1,325	1,332
Tranche C term loan 5.0611% 12/17/11 (d)	1,325	1,332
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Microcell Solutions, Inc. Tranche A term loan 5.5863% 3/17/11 (d)	$ 8,888	$ 8,932
Nextel Communications, Inc. Tranche E term loan 3.8125% 12/15/10 (d)	60,002	60,377
Nextel Partners Operating Corp. Tranche C term loan 4% 5/31/11 (d)	14,000	14,193
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	65,000	67,519
SBA Senior Finance, Inc. term loan 4.65% 10/31/08 (d)	9,712	9,810
SpectraSite Communications, Inc.:
term loan 3.93% 12/31/07 (d)	7,230	7,320
Tranche A term loan 3.5422% 6/30/07 (d)	9,732	9,805
Telepak, Inc. term loan 3.9683% 5/4/11 (d)	2,900	2,936
Western Wireless Corp.:
Tranche A term loan 3.64% 5/28/10 (d)	9,000	9,023
Tranche B term loan 4.4439% 5/26/11 (d)	15,300	15,491
		291,778
Textiles & Apparel - 0.2%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B term loan 5.0787% 4/29/11 (d)	5,000	5,075
Polymer Group, Inc. term loan 4.84% 4/27/10 (d)	1,000	1,006
William Carter Co. Tranche C term loan 3.8363% 9/30/08 (d)	734	740
		6,821
TOTAL FLOATING RATE LOANS (Cost $2,152,719)		2,171,667
Nonconvertible Bonds - 13.3%
Aerospace - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	1,000	970
Air Transportation - 0.0%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	514	452
Automotive - 0.1%
Delco Remy International, Inc. 5.6% 4/15/09 (c)(d)	2,000	2,020
Broadcasting - 1.3%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,136
Gray Television, Inc. 9.25% 12/15/11	1,000	1,105
Nexstar Finance, Inc. 7% 1/15/14	4,760	4,534
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp.:
4.35% 1/15/10 (c)(d)	$ 7,000	$ 7,053
10.75% 7/15/08	2,000	2,030
Radio One, Inc. 8.875% 7/1/11	5,000	5,475
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,161
XM Satellite Radio, Inc. 6.65% 5/1/09 (d)	11,700	11,846
		39,340
Building Materials - 0.1%
Nortek, Inc. 4.87% 12/31/10 (c)(d)	3,000	3,086
Cable TV - 3.2%
Cablevision Systems Corp. 5.66% 4/1/09 (c)(d)	7,000	7,070
CSC Holdings, Inc.:
7.875% 12/15/07	2,000	2,100
10.5% 5/15/16	2,000	2,240
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	2,000	2,243
EchoStar DBS Corp.:
4.85% 10/1/08 (d)	69,625	72,236
10.375% 10/1/07	1,965	2,089
NTL Cable PLC 6.61% 10/15/12 (c)(d)	5,500	5,583
PanAmSat Corp. 6.125% 1/15/05	1,000	1,000
		94,561
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,149
Chemicals - 0.8%
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,100
Huntsman Advanced Materials LLC 11.86% 7/15/08 (c)(d)	4,310	4,569
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,000	2,030
Huntsman LLC 8.8% 7/15/11 (c)(d)	5,000	5,025
Methanex Corp. yankee 7.75% 8/15/05	10,125	10,555
		24,279
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.1%
Armkel Finance, Inc. 9.5% 8/15/09	$ 2,555	$ 2,785
Chattem, Inc. 4.31% 3/1/10 (d)	1,000	1,010
		3,795
Containers - 0.2%
Ball Corp. 7.75% 8/1/06	5,000	5,325
Diversified Media - 0.4%
Liberty Media Corp. 3.02% 9/17/06 (d)	12,000	12,182
Electric Utilities - 1.0%
AES Corp.:
8.375% 8/15/07	3,000	3,004
8.5% 11/1/07	4,000	4,095
8.75% 6/15/08	2,000	2,100
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	3,422	3,696
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,098
CMS Energy Corp. 9.875% 10/15/07	8,000	8,720
Power Contract Financing LLC 5.2% 2/1/06 (c)	960	970
Southern California Edison Co.:
5.875% 9/1/04	1,250	1,263
8% 2/15/07	2,000	2,210
TECO Energy, Inc. 6.125% 5/1/07	2,000	2,030
		31,186
Energy - 2.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,140
Chesapeake Energy Corp. 8.375% 11/1/08	6,000	6,540
El Paso Corp. 7.875% 6/15/12	3,000	2,760
El Paso Energy Corp. 6.95% 12/15/07	4,350	4,198
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	5,000	5,025
Pemex Project Funding Master Trust:
2.82% 6/15/10 (c)(d)	19,000	19,247
3.0775% 1/7/05 (c)(d)	2,000	2,010
3.4% 10/15/09 (c)(d)	1,500	1,563
Sonat, Inc. 7.625% 7/15/11	5,000	4,575
Southern Natural Gas Co. 8.875% 3/15/10	840	926
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
The Coastal Corp. 6.5% 5/15/06	$ 2,000	$ 1,980
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,338
Williams Cos., Inc. Credit Linked Certificate Trust 4.42% 5/1/09 (c)(d)	7,000	7,175
		61,557
Food and Drug Retail - 0.8%
Rite Aid Corp.:
6% 12/15/05 (c)	5,000	5,000
8.125% 5/1/10	1,000	1,035
12.5% 9/15/06	12,000	13,680
Stater Brothers Holdings, Inc. 5.06% 6/15/10 (c)(d)	4,950	5,024
		24,739
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,263
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11 (c)	1,000	990
Healthcare - 0.2%
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,015
7.375% 10/1/06	2,000	2,000
Tenet Healthcare Corp. 5.375% 11/15/06	1,000	1,010
		5,025
Homebuilding/Real Estate - 0.0%
William Lyon Homes, Inc. 7.5% 2/15/14 (c)	1,060	1,002
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	8,000	7,490
Paper - 0.2%
Abitibi-Consolidated, Inc. 5.02% 6/15/11 (c)(d)	2,000	2,023
Bowater, Inc. 4.52% 3/15/10 (d)	4,000	4,010
		6,033
Publishing/Printing - 0.2%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	457
Dex Media, Inc. 8% 11/15/13 (c)	5,000	5,025
		5,482
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	5,000	5,563
OMI Corp. 7.625% 12/1/13	2,000	1,960
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 3,620	$ 3,475
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,268
		12,266
Steels - 0.3%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000	1,115
Ispat Inland ULC 8.35% 4/1/10 (c)(d)	8,000	8,200
		9,315
Technology - 0.3%
Freescale Semiconductor, Inc. 4.38% 7/15/09 (c)(d)	10,000	10,163
IOS Capital LLC 7.25% 6/30/08	85	88
		10,251
Telecommunications - 1.1%
America Movil SA de CV 2.285% 4/27/07 (c)(d)	1,000	988
American Tower Corp. 9.375% 2/1/09	5,000	5,338
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,480
Primus Telecommunications Group, Inc. 8% 1/15/14	1,000	720
Qwest Communications International, Inc. 4.75% 2/15/09 (c)(d)	3,000	2,850
Rogers Wireless, Inc. 6.375% 3/1/14	3,000	2,786
Rural Cellular Corp. 6.02% 3/15/10 (c)(d)	9,000	9,270
U.S. West Communications 7.2% 11/1/04	6,000	6,060
		32,492
TOTAL NONCONVERTIBLE BONDS (Cost $399,327)		400,250
Commercial Mortgage Securities - 0.3%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004 ESA Class K, 3.83% 5/14/16 (c)(d)	8,000	8,000
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8731% 12/15/09 (c)(d)	679	543
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,658)		8,543
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Venezuelan Republic 2.6325% 4/20/11 (d) (Cost $2,350)	$ 3,000	$ 2,430
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 20.1%
Fidelity Cash Central Fund, 1.33% (b)	477,984,799	477,985
Fidelity Money Market Central Fund, 1.41% (b)	125,055,250	125,055
TOTAL MONEY MARKET FUNDS (Cost $603,040)		603,040
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $6,790)	$ 6,791	6,790
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $3,172,884)		3,192,720
NET OTHER ASSETS - (6.2)%		(186,299)
NET ASSETS - 100%		$ 3,006,421
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $133,170,000 or 4.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,172,496,000. Net unrealized appreciation aggregated $20,224,000, of which $26,076,000 related to appreciated investment securities and $5,852,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AFR-QTLY-0904

1.804859.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 72.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 3.4206% 11/4/10 (d)	$ 971	$ 978
Titan Corp. Tranche B term loan 4.6534% 6/30/09 (d)	6,940	7,001
Transdigm, Inc. term loan 3.61% 7/22/10 (d)	1,592	1,615
United Defense Industries, Inc. Tranche B term loan 3.5379% 8/13/09 (d)	4,935	4,985
		14,579
Automotive - 2.0%
CSK Automotive, Inc. Tranche B term loan 3.85% 6/20/09 (d)	3,980	4,000
Enersys Capital, Inc. term loan 3.7284% 3/17/11 (d)	998	1,012
Exide Global Holding Netherlands CV term loan 4.8125% 5/5/10 (d)	2,000	2,005
Exide Technologies Tranche B term loan 4.8125% 5/5/10 (d)	2,000	2,010
Federal-Mogul Corp. Tranche C term loan 5.06% 1/1/49 (d)	2,000	2,010
Federal-Mogul Financing Trust Tranche B term loan 3.81% 2/24/05 (d)	2,000	1,860
Goodyear Dunlop Tire Europe BV term loan 5.3738% 4/30/05 (d)	7,776	7,805
Grand Vehicle Works Holding Corp. term loan 4.7612% 7/23/10 (d)	2,000	1,995
Key Safety Systems, Inc. Tranche B term loan 4.7356% 6/24/10 (d)	5,000	5,088
Mark IV Industries, Inc. Tranche B term loan 4.7202% 6/23/11 (d)	3,000	3,049
New Flyer Industries Ltd.:
Tranche A Credit-Linked Deposit 3.6408% 2/27/10 (d)	714	724
Tranche B term loan 4.23% 2/27/10 (d)	2,189	2,228
Plastech Engineered Products, Inc. Tranche B1 term loan 4.34% 3/31/10 (d)	1,979	2,009
SPX Corp. Tranche B1 term loan 3.375% 9/30/09 (d)	6,563	6,653
Tenneco Automotive, Inc.:
Tranche B term loan 4.5025% 12/12/10 (d)	3,431	3,483
Tranche B1 Credit-Linked Deposit 4.36% 12/12/10 (d)	1,552	1,575
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Tower Automotive, Inc. term loan 5.82% 5/24/09 (d)	$ 3,000	$ 2,985
Travelcenters of America, Inc. term loan 4.7589% 11/14/08 (d)	875	886
TRW Automotive Holdings Corp. Tranche D1 term loan 4.125% 2/28/11 (d)	4,857	4,942
United Components, Inc. Tranche C term loan 6% 6/30/10 (d)	2,570	2,602
		58,921
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche A1 term loan 3.13% 3/28/09 (d)	5,500	5,534
Tranche E term loan 3.13% 3/28/10 (d)	6,380	6,452
Gray Television, Inc. term loan 3.308% 6/30/11 (d)	5,000	5,063
LIN Television Corp. Tranche B term loan 3.7529% 12/31/07 (d)	9,620	9,728
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.84% 12/31/10 (d)	1,990	2,002
Sinclair Television Group, Inc.:
Tranche A term loan 3.23% 6/30/09 (d)	8,000	8,060
Tranche C term loan 3.23% 12/31/09 (d)	9,000	9,101
Spanish Broadcasting System, Inc. term loan 4.84% 10/30/09 (d)	4,826	4,880
		50,820
Building Materials - 0.2%
Atrium Companies, Inc. term loan 4.1325% 12/10/08 (d)	796	808
Goodman Global Holdings, Inc. Tranche B term loan 3.75% 11/21/09 (d)	1,660	1,679
National Waterworks, Inc. Tranche B1 term loan 4.34% 11/22/09 (d)	1,898	1,917
PGT Industries Tranche A term loan 4.67% 1/29/10 (d)	995	1,010
Ply Gem Industries, Inc. term loan 4.3693% 2/12/11 (d)	1,995	1,995
		7,409
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 7.4%
Adelphia Communications Corp. Tranche B term loan 3.625% 3/31/05 (d)	$ 7,500	$ 7,538
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B term loan 4.61% 9/1/11 (d)	2,700	2,737
Cablecom GmbH:
Tranche B term loan 4.5813% 4/15/12 (d)	1,500	1,493
Tranche C term loan 4.9313% 4/15/13 (d)	1,500	1,493
Cebridge Connections, Inc. Tranche 1 term loan 4.6225% 2/23/09 (d)	2,993	3,022
Century Cable Holdings LLC Tranche B term loan:
6.25% 6/30/09 (d)	2,203	2,126
6.25% 12/31/09 (d)	2,750	2,640
Century-TCI California LP term loan 4.25% 12/31/07 (d)	6,016	5,956
Charter Communication Operating LLC:
Tranche A term loan 4.67% 4/27/10 (d)	2,000	1,950
Tranche B term loan 4.92% 4/7/11 (d)	80,000	78,981
DIRECTV Holdings LLC Tranche B2 term loan 3.6068% 3/6/10 (d)	15,114	15,265
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (d)	8,150	7,783
Insight Midwest Holdings LLC:
Tranche A term loan 2.6875% 6/30/09 (d)	16,675	16,675
Tranche B term loan:
3.9375% 12/31/09 (d)	13,940	14,079
3.9375% 12/31/09 (d)	998	1,007
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 4.022% 9/30/10 (d)	3,000	3,015
NTL Investment Holdings Ltd. Tranche B term loan 4.627% 6/13/12 (d)	25,000	24,750
Olympus Cable Holdings LLC:
Tranche A term loan 5.5% 6/30/10 (d)	9,200	8,878
Tranche B term loan 6.25% 9/30/10 (d)	8,500	8,203
Pegasus Media & Communications, Inc.:
term loan 4.6875% 7/31/05 (d)	2,000	1,970
Tranche B term loan 4.6875% 4/30/05 (d)	536	528
Persona Communications, Inc. term loan 6.5% 7/30/11 (d)	1,000	1,009
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Rainbow Media Holdings, Inc. Tranche C term loan 3.7% 3/31/09 (d)	$ 4,962	$ 4,975
United Pan-Europe Communications NV Tranche C2 term loan 7.381% 3/31/09 (d)	6,358	6,358
		222,431
Capital Goods - 2.1%
AGCO Corp. term loan 3.84% 1/31/06 (d)	8,862	9,029
Bucyrus International, Inc. term loan 3.8836% 7/28/10 (d)	2,600	2,620
Douglas Dynamics Holdings, Inc. term loan 4.2718% 3/31/10 (d)	998	1,006
Dresser, Inc. Tranche C, term loan 3.98% 4/10/09 (d)	4,503	4,599
Flowserve Corp. Tranche C term loan 4.2238% 6/30/09 (d)	2,427	2,457
Invensys International Holding Ltd. Tranche B1 term loan 5.477% 9/4/09 (d)	12,973	13,168
Mueller Group, Inc. term loan 4.56% 4/23/11 (d)	1,890	1,904
Polypore, Inc. term loan 3.97% 11/12/11 (d)	6,000	6,113
Roper Industries, Inc. term loan 3.6101% 12/29/08 (d)	9,750	9,872
Sensus Metering Systems, Inc. Tranche B term loan 4.5324% 12/17/10 (d)	3,582	3,600
Terex Corp.:
term loan 4.0365% 12/31/09 (d)	1,639	1,663
Tranche B term loan 3.2372% 7/3/09 (d)	5,831	5,889
TriMas Corp. Tranche B term loan 4.875% 12/31/09 (d)	870	879
		62,799
Chemicals - 2.6%
Celanese AG:
Credit-Linked Deposit 3.86% 4/6/09 (d)	2,000	2,035
term loan 4.1193% 4/6/11 (d)	7,590	7,704
Tranche C term loan 5.73% 12/8/11 (d)	4,000	4,120
Cognis Deutschland GmbH & Co. KG term loan 6.3111% 11/15/13 (d)	1,000	993
CP Kelco:
Tranche B term loan 5.2212% 3/31/08 (d)	233	234
Tranche C term loan 5.41% 9/30/08 (d)	77	77
Geo Specialty Chemicals, Inc. Tranche B term loan 9.5% 12/31/07 (d)	1,149	1,068
Georgia Gulf Corp. Tranche D term loan 3.5% 12/2/10 (d)	2,571	2,604
Hercules, Inc. Tranche B term loan 3.4967% 10/8/10 (d)	5,494	5,583
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Huntsman Co. LLC:
Tranche A term loan 5.4375% 3/31/07 (d)	$ 6,004	$ 6,004
Tranche B term loan 11.1875% 3/31/07 (d)	1,633	1,633
Huntsman International LLC term loan 4.6875% 12/31/10 (d)	16,300	16,504
Kraton Polymers LLC term loan 4.3414% 12/23/10 (d)	5,198	5,276
Nalco Co. Tranche B term loan 4.1262% 11/4/10 (d)	20,166	20,493
SGL Carbon LLC term loan 4.22% 12/31/09 (d)	2,921	2,921
		77,249
Consumer Products - 3.1%
American Achievement Corp. Tranche B term loan 4.0847% 3/25/11 (d)	3,494	3,542
American Safety Razor Co. Tranche B term loan 4.7149% 4/29/11 (d)	2,993	3,030
Ames True Temper, Inc. term loan 4.1188% 6/28/11 (d)	2,000	2,030
Amscan Holdings, Inc. term loan 4.3585% 4/30/12 (d)	4,000	4,050
Bombardier Recreational Products, Inc. term loan 4.18% 12/18/10 (d)	995	1,010
Central Garden & Pet Co. Tranche B term loan 3.73% 5/14/09 (d)	990	1,000
Church & Dwight Co., Inc. Tranche B term loan 3.11% 5/28/11 (d)	12,000	12,120
Jarden Corp. Tranche B term loan 4.1827% 4/24/08 (d)	4,000	4,040
Jostens, Inc. term loan 3.8688% 7/29/10 (d)	4,311	4,365
Nice Pak Products, Inc. term loan 5.0038% 6/22/10 (d)	2,000	2,020
Prestige Brands, Inc. Tranche B term loan 4.0811% 4/6/11 (d)	4,988	5,069
Revlon Consumer Products Corp. term loan 7.73% 7/9/10 (d)	12,000	12,300
Sealy Mattress Co. term loan:
4.2215% 4/6/12 (d)	9,635	9,803
5.9725% 4/2/13 (d)	2,000	2,030
Simmons Co.:
term loan 5.125% 6/19/12 (d)	2,000	2,018
Tranche B term loan 4.1943% 12/19/11 (d)	5,876	5,898
Sola International, Inc. term loan 4.09% 12/11/09 (d)	3,950	4,019
Tempur Pedic, Inc. Tranche B term loan 4.5863% 6/30/09 (d)	1,980	2,000
The Scotts Co. term loan 3.4804% 9/30/10 (d)	7,182	7,182
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
United Industries Corp. term loan 3.8418% 4/30/11 (d)	$ 3,990	$ 4,050
Weight Watchers International, Inc. Tranche B term loan 3.17% 3/31/10 (d)	1,227	1,233
		92,809
Containers - 2.9%
Ball Corp. Tranche B1 term loan 3.3363% 12/19/09 (d)	3,418	3,453
Berry Plastics Corp. Tranche C term loan 3.68% 7/22/10 (d)	1,893	1,922
BWAY Corp. Tranche B term loan 3.6875% 6/30/11 (d)	6,300	6,395
Crown Cork & Seal Americas, Inc. Tranche B1 term loan 4.5863% 9/15/08 (d)	1,900	1,914
Intertape Polymer, Inc. Tranche B term loan 5.5% 7/28/11 (d)	8,000	8,080
Owens Illinois Group, Inc.:
Tranche A1 term loan 3.96% 4/1/07 (d)	13,000	13,130
Tranche B1 term loan 4.48% 4/1/08 (d)	12,200	12,353
Owens-Illinois, Inc.:
Tranche C term loan 4.45% 4/1/08 (d)	5,000	5,000
Tranche C1 term loan 4.45% 4/1/08 (d)	7,857	7,946
Printpack Holdings, Inc. Tranche C term loan 3.75% 3/31/09 (d)	871	878
Silgan Holdings, Inc. Tranche B term loan 3.44% 11/30/08 (d)	13,825	13,963
Solo Cup Co. term loan 4.0253% 2/27/11 (d)	11,825	11,958
		86,992
Diversified Financial Services - 0.6%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B term loan 4.23% 3/10/10 (d)	6,814	6,916
Metris Companies, Inc. term loan 10.61% 5/6/07 (d)	1,000	1,030
Newkirk Master LP term loan 6.2212% 11/24/06 (d)	1,825	1,853
Refco Finance Holdings LLC term loan 4.23% 8/5/11 (d)	7,000	7,000
		16,799
Diversified Media - 2.1%
Adams Outdoor Advertisng Ltd. term loan 3.88% 10/15/11 (d)	2,650	2,686
CanWest Media, Inc. Tranche E term loan 3.66% 8/15/09 (d)	5,091	5,142
Cinram International, Inc. Tranche B term loan 5.09% 9/30/09 (d)	1,881	1,914
Emmis Operating Co. Tranche B term loan 3.1% 11/10/11 (d)	22,000	22,248
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
Lamar Media Corp.:
Tranche A term loan 2.875% 6/30/09 (d)	$ 2,000	$ 2,008
Tranche C term loan 3.375% 6/30/10 (d)	11,944	12,034
R.H. Donnelly Corp. Tranche B2 term loan 3.785% 6/30/10 (d)	3,798	3,798
Warner Music Group term loan 4.1728% 2/28/11 (d)	14,264	14,478
		64,308
Electric Utilities - 5.4%
AES Corp. term loan 5.32% 4/30/08 (d)	5,429	5,503
Allegheny Energy Supply Co. LLC:
term loan 4.3671% 3/8/11 (d)	8,993	9,139
Tranche C term loan 5.6223% 6/8/11 (d)	14,964	15,263
Aquila, Inc. term loan 8% 5/15/06 (d)	683	701
Astoria Energy LLC term loan 6.8518% 4/15/12 (d)	18,000	18,270
Calpine Corp. Tranche B1 term loan 5.125% 7/15/07 (d)	4,965	4,965
Calpine Generating Co. LLC term loan 5.23% 4/1/09 (d)	4,000	4,025
CenterPoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	26,950	30,454
CenterPoint Energy, Inc. term loan 4.7225% 10/7/06 (d)	2,976	3,009
Cogentrix Delaware Holdings, Inc. term loan 3.8363% 2/25/09 (d)	5,536	5,612
Coleto Creek WLE LP Tranche B term loan 3.59% 6/30/11 (d)	7,000	7,105
Dynegy Holdings, Inc. term loan 5.36% 5/28/10 (d)	8,300	8,445
Midwest Generation LLC term loan 4.6796% 4/27/11 (d)	1,995	2,027
Mission Energy Holding Co. term loan 7% 12/11/06 (d)	3,000	3,019
Nevada Power Co. Credit Linked-Deposit 3.86% 5/4/09 (d)	5,000	5,031
Northwestern Corp. term loan 6.74% 12/1/06 (d)	980	1,000
NRG Energy, Inc.:
Credit-Linked Deposit 5.4863% 6/23/10 (d)	3,801	3,944
term loan 5.5594% 6/23/10 (d)	6,736	6,988
Riverside Energy Center LLC:
term loan 6.02% 6/24/11 (d)	13,405	13,506
Credit-Linked Deposit 6.02% 6/24/11 (d)	595	599
Sierra Pacific Power Co. Credit-Linked Deposit 3.86% 5/4/08 (d)	2,000	2,013
Teton Power Funding LLC term loan 4.8% 3/12/11 (d)	5,900	5,959
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Tucson Electric Power Co. Tranche B Credit-Linked Deposit 3.8363% 6/30/09 (d)	$ 7,000	$ 7,070
		163,647
Energy - 1.9%
Belden & Blake Corp. term loan 6% 7/7/11 (d)	3,500	3,522
Buckeye Pipe Line Co. term loan 3.81% 5/4/10 (d)	2,000	2,028
La Grange Acquisition L P term loan 4.4486% 1/18/08 (d)	5,000	5,075
Lyondell-Citgo Refining LP term loan 4.09% 5/21/07 (d)	5,000	5,088
Magellan Midstream Holdings LP Tranche A term loan 4.65% 6/17/08 (d)	2,006	2,026
Parker Drilling Co. term loan 5.72% 10/10/07 (d)	1,000	1,005
Premcor Refining Group, Inc. Credit-Linked Deposit 3.36% 4/13/09 (d)	9,000	9,113
Pride Offshore, Inc. term loan 7.8506% 7/7/11 (d)	8,750	8,859
Tesoro Petroleum Corp. term loan 6.9095% 4/15/08 (d)	1,975	2,034
Transwestern Pipeline Co. term loan 3.43% 4/30/09 (d)	6,150	6,204
Williams Production RMT Co. Tranche C term loan 3.88% 5/30/07 (d)	11,633	11,749
		56,703
Entertainment/Film - 3.0%
Carmike Cinemas, Inc. term loan 4.41% 2/4/09 (d)	3,388	3,473
Cinemark USA, Inc. term loan 3.6295% 3/31/11 (d)	10,923	11,086
Lions Gate Entertainment Corp. term loan 4.84% 12/31/08 (d)	4,000	4,025
Loews Cineplex Entertainment Corp. term loan 3.8477% 7/30/11 (d)	26,400	26,664
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 3.98% 4/30/11 (d)	21,000	21,105
Regal Cinemas Corp. term loan 3.9908% 11/10/10 (d)	23,942	24,181
		90,534
Environmental - 1.1%
Allied Waste Industries, Inc.:
Tranche A Credit-Linked Deposit 4.1188% 1/15/10 (d)	1,143	1,163
Tranche B term loan 4.1361% 1/15/10 (d)	14,746	14,949
Tranche C term loan 4.294% 1/15/10 (d)	3,000	3,038
Tranche D term loan 4.1% 1/15/10 (d)	3,000	3,034
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Environmental - continued
Casella Waste Systems, Inc. Tranche B term loan 4.2504% 1/24/10 (d)	$ 2,970	$ 2,992
Ionics, Inc. term loan 4.35% 2/13/11 (d)	4,617	4,675
Waste Connections, Inc. term loan 3.1288% 10/22/10 (d)	2,000	2,020
		31,871
Food and Drug Retail - 0.5%
Duane Reade, Inc. term loan 4.73% 7/30/10 (d)	4,400	4,461
Rite Aid Corp. term loan 4.4077% 4/30/08 (d)	9,975	10,175
		14,636
Food/Beverage/Tobacco - 2.2%
Atkins Nutritional Holdings II, Inc. term loan:
4.84% 10/29/09 (d)	2,702	2,648
7.34% 10/29/09 (d)	4,600	4,485
B&G Foods, Inc. term loan 6.5% 8/31/09 (d)	2,978	2,985
Commonwealth Brands, Inc. term loan 5.5625% 8/28/07 (d)	577	583
Constellation Brands, Inc. Tranche B term loan 3.3125% 11/30/08 (d)	3,125	3,141
Del Monte Corp. Tranche B term loan 3.9108% 12/20/10 (d)	6,191	6,260
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B term loan 3.6543% 12/19/10 (d)	10,075	10,264
Leiner Health Products, Inc. Tranche B term loan 4.8893% 5/24/11 (d)	2,000	2,030
Luigino's, Inc. term loan 4.3926% 4/2/11 (d)	998	1,012
Merisant Co. Tranche B term loan 4.43% 1/11/10 (d)	1,376	1,372
Michael Foods, Inc. Tranche B term loan 3.9585% 11/21/10 (d)	8,458	8,595
NBTY, Inc. Tranche C term loan 3.3125% 7/25/09 (d)	1,386	1,384
Nellson Nutraceutical, Inc. term loan 4.59% 10/4/09 (d)	1,043	1,040
Reddy Ice Group, Inc. term loan:
3.98% 8/15/09 (d)	794	798
3.98% 8/15/09 (d)	298	301
Suiza Foods Corp.:
Tranche B1 term loan 3.59% 7/15/08 (d)	13,907	13,907
Tranche C term loan 3.34% 7/15/08 (d)	3,990	3,990
		64,795
Gaming - 1.1%
Alliance Gaming Corp. term loan 3.7875% 9/5/09 (d)	6,350	6,437
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Ameristar Casinos, Inc. Tranche B term loan 3.5625% 12/20/06 (d)	$ 2,399	$ 2,405
Argosy Gaming Co. Tranche B term loan 3.84% 7/31/08 (d)	2,621	2,651
Boyd Gaming Corp. term loan 3.52% 6/30/11 (d)	11,500	11,629
Green Valley Ranch Gaming LLC term loan 4.3363% 12/26/10 (d)	1,990	2,010
Marina District Finance Co., Inc. Tranche B term loan 4.1258% 12/13/07 (d)	2,848	2,869
Penn National Gaming, Inc. Tranche D term loan 4.0699% 9/1/07 (d)	1,891	1,929
Scientific Games Corp. Tranche C term loan 3.84% 12/31/09 (d)	1,990	2,020
Venetian Casino Resort LLC Tranche B term loan 4.34% 6/4/08 (d)	2,646	2,646
		34,596
Healthcare - 6.6%
Accredo Health, Inc. Tranche B term loan 3.61% 6/30/11 (d)	8,000	8,060
Advanced Medical Optics, Inc. term loan 3.9606% 6/25/09 (d)	5,000	5,075
Alliance Imaging, Inc. Tranche C term loan 3.7933% 6/10/08 (d)	838	834
Alpharma, Inc. Tranche B term loan 4.8268% 10/5/08 (d)	1,319	1,328
AmeriPath, Inc. term loan 4.42% 3/27/10 (d)	1,533	1,541
AMN Healthcare, Inc. Tranche B term loan 4.59% 10/2/08 (d)	998	1,001
Apria Healthcare Group, Inc. Tranche B term loan 3.5446% 7/20/08 (d)	2,937	2,963
Beverly Enterprises, Inc. term loan 4.258% 10/22/08 (d)	1,985	2,010
Community Health Systems, Inc. term loan:
3.8% 7/16/10 (d)	6,003	6,003
3.8% 1/16/11 (d)	4,466	4,466
Concentra Operating Corp. term loan:
4.05% 6/30/09 (d)	2,993	3,015
4.9571% 6/30/09 (d)	1,980	2,007
CONMED Corp. Tranche C term loan 3.8897% 12/15/09 (d)	859	870
Connecticare Capital LLC term loan 5.2164% 10/30/09 (d)	2,811	2,826
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita, Inc.:
Tranche B term loan 3.4829% 3/31/09 (d)	$ 20,807	$ 21,015
Tranche C term loan 3.23% 6/30/10 (d)	11,000	11,055
Express Scripts, Inc. Tranche B term loan 2.8546% 2/13/10 (d)	4,988	5,019
Fisher Scientific International, Inc.:
term loan 2.9919% 6/30/11 (d)	8,000	8,070
Tranche C term loan 3.34% 3/31/10 (d)	7,077	7,139
Fresenius Medical Care Holdings, Inc. Tranche D term loan 2.7461% 2/21/10 (d)	9,997	10,047
Genesis HealthCare Corp. Tranche B term loan 3.8% 12/1/10 (d)	776	782
Hanger Orthopedic Group, Inc. Tranche B term loan 4.34% 9/30/09 (d)	4,923	4,947
HCA, Inc. term loan 2.48% 4/30/06 (d)	14,513	14,495
HealthSouth Corp. revolver loan 5% 6/14/07 (d)	5,906	5,906
Iasis Healthcare LLC Tranche B term loan 3.7% 6/22/11 (d)	8,791	8,911
Kinetic Concepts, Inc. Tranche B1 term loan 3.59% 8/11/10 (d)	6,581	6,672
Mariner Health Care, Inc. Tranche B term loan 4.1646% 1/2/10 (d)	678	681
Medcath Holdings Corp. term loan 4.58% 6/30/11 (d)	2,000	2,030
Multiplan, Inc. term loan 4.34% 3/4/09 (d)	2,993	3,022
PacifiCare Health Systems, Inc. term loan 3.7094% 6/3/08 (d)	3,960	4,000
Renal Care Group, Inc. term loan 3.0297% 2/10/09 (d)	2,963	2,996
Skilled Healthcare Group, Inc. term loan 4.2% 7/31/10 (d)	8,300	8,383
Sunrise Medical, Inc. Tranche B1 term loan 4.8309% 5/13/10 (d)	1,000	1,003
Sybron Dental Management, Inc. term loan 3.2669% 6/6/09 (d)	627	628
Triad Hospitals, Inc.:
Tranche A term loan 3.73% 3/31/07 (d)	368	370
Tranche B term loan 3.73% 9/30/08 (d)	7,429	7,550
UTI Corp. Tranche B term loan 4.3688% 6/30/10 (d)	3,000	3,038
Vanguard Health Systems, Inc. term loan 3.59% 5/18/11 (d)	13,000	13,000
Vicar Operating, Inc. Tranche E term loan 3.75% 9/30/08 (d)	1,145	1,162
VWR Corp. Tranche B term loan 3.77% 4/7/11 (d)	4,943	5,029
		198,949
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.7%
AIMCO Properties LP term loan 4.7% 3/11/05 (d)	$ 977	$ 982
Apartment Investment & Management Co. term loan 4.7% 5/30/08 (d)	3,000	3,015
CB Richard Ellis Services, Inc. term loan 4.2304% 3/31/10 (d)	5,063	5,075
Corrections Corp. of America Tranche C term loan 3.8209% 3/31/08 (d)	1,340	1,357
Crescent Real Estate Funding XII LP term loan 3.6289% 1/12/06 (d)	4,110	4,135
Landsource Communication Development LLC Tranche B term loan 4% 3/31/10 (d)	5,800	5,873
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.98% 4/17/07 (d)	980	982
		21,419
Hotels - 0.9%
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.95% 10/9/06 (d)	7,000	6,983
Wyndham International, Inc. term loan:
6.125% 6/30/06 (d)	15,144	14,992
7.125% 4/1/06 (d)	5,559	5,538
		27,513
Insurance - 0.4%
Conseco, Inc. term loan 5.4263% 6/22/10 (d)	10,000	10,138
USI Holdings Corp. term loan 4.18% 8/11/09 (d)	1,980	2,000
		12,138
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. term loan 5.3744% 7/1/09 (d)	2,985	3,015
Six Flags Theme Park, Inc. Tranche B term loan 3.5935% 6/30/09 (d)	13,582	13,717
True Temper Corp. term loan 3.8647% 3/15/11 (d)	2,993	3,007
Vail Corp. term loan 3.93% 12/10/08 (d)	990	1,000
Yankees Holdings LP term loan 4.0415% 6/25/07 (d)	3,000	3,030
		23,769
Metals/Mining - 0.6%
Compass Minerals Group, Inc. Tranche B term loan 3.7289% 11/28/09 (d)	290	293
CONSOL Energy, Inc. Credit-Linked Deposit 3.84% 6/30/10 (d)	7,000	7,123
Peabody Energy Corp. term loan 3.266% 3/21/10 (d)	9,922	10,022
		17,438
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.8%
Appleton Papers, Inc. term loan 3.725% 6/11/10 (d)	$ 6,000	$ 6,090
Buckeye Technologies, Inc. term loan 3.853% 3/15/08 (d)	4,320	4,358
Georgia-Pacific Corp. term loan 2.915% 7/2/09 (d)	13,000	12,935
Graphic Packaging International, Inc. Tranche B term loan 4.35% 8/8/10 (d)	15,444	15,714
Jefferson Smurfit Corp. Tranche B term loan 4.75% 3/31/07 (d)	3,569	3,587
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 4.33% 9/16/10 (d)	500	502
Tranche C term loan 4.83% 9/16/11 (d)	500	502
Koch Cellulose LLC:
term loan 3.83% 5/7/11 (d)	9,601	9,721
Credit-Linked Deposit 3.1075% 5/7/11 (d)	2,375	2,404
Roseburg Forest Products Co. Tranche B term loan 3.48% 2/24/10 (d)	4,975	5,012
SP Newsprint Co. Tranche B:
Credit-Linked Deposit 4.3631% 1/8/10 (d)	1,289	1,311
term loan 4.42% 1/8/10 (d)	701	713
Stone Container Corp.:
Tranche B term loan 4% 6/30/09 (d)	17,069	17,069
Tranche C term loan 4% 6/30/09 (d)	2,460	2,460
White Birch Paper 2nd Ltd. Tranche B2 term loan 7.5% 8/26/05 (d)	346	352
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (d)	2,654	2,700
		85,430
Publishing/Printing - 2.6%
Advanstar Communications, Inc. Tranche B term loan 5.78% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 4.375% 4/1/07 (d)	2,590	2,626
CBD Media, Inc. Tranche B term loan 3.61% 12/31/09 (d)	2,840	2,868
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.4207% 11/8/08 (d)	4,201	4,249
Tranche B term loan 3.3756% 5/8/09 (d)	6,028	6,111
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.4702% 9/9/09 (d)	5,436	5,498
Tranche B term loan 3.6504% 9/9/10 (d)	14,313	14,527
Freedom Communications Holding, Inc. Tranche A term loan 3.2895% 5/18/10 (d)	1,129	1,141
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Freedom Communications, Inc. Tranche B term loan 3.3206% 5/18/12 (d)	$ 11,000	$ 11,151
Herald Media, Inc. term loan 4.05% 7/22/11 (d)	2,500	2,534
Medianews Group, Inc. Tranche B term loan 3.48% 12/30/10 (d)	7,463	7,565
Merrill Communications LLC term loan 3.98% 7/30/09 (d)	2,000	2,010
Morris Communications Co. LLC:
Tranche A term loan 2.9375% 9/30/10 (d)	1,000	1,006
Tranche C term loan 3.1875% 3/31/11 (d)	2,000	2,020
Sun Media Corp. Canada Tranche B term loan 3.925% 2/7/09 (d)	1,796	1,812
The Reader's Digest Association, Inc.:
Tranche A term loan 3.57% 11/20/07 (d)	2,888	2,909
Tranche B term loan 3.57% 5/20/08 (d)	3,990	4,045
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1 term loan 3.6937% 2/25/11 (d)	5,730	5,787
		78,047
Railroad - 0.3%
Helm Holding Corp. Tranche B term loan 4.3506% 7/2/10 (d)	2,300	2,323
Kansas City Southern Railway Co. Tranche B term loan 3.31% 3/30/08 (d)	5,985	6,075
		8,398
Restaurants - 0.4%
AFC Enterprises, Inc. Tranche B term loan 4.5811% 5/23/09 (d)	977	979
CKE Restaurants, Inc. term loan 4.375% 5/1/10 (d)	2,602	2,651
Domino's, Inc. term loan 3.875% 6/25/10 (d)	4,287	4,346
Jack in the Box, Inc. term loan 3.9908% 1/8/11 (d)	3,579	3,624
		11,600
Services - 1.4%
CACI International, Inc. term loan 3.18% 4/30/11 (d)	2,993	3,004
Coinmach Corp. Tranche B term loan 4.1474% 7/25/09 (d)	2,243	2,265
Coinstar, Inc. term loan 3.84% 7/1/11 (d)	7,400	7,520
Hillman Companies, Inc. Tranche B term loan 6.5% 3/31/11 (d)	2,993	3,026
Iron Mountain, Inc. term loan 3.2188% 4/2/11 (d)	9,390	9,449
JohnsonDiversey, Inc. Tranche B term loan 3.4426% 11/3/09 (d)	2,569	2,614
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Language Line Services Tranche B term loan 7.5% 6/11/11 (d)	$ 2,000	$ 2,020
UGS Holdings, Inc. term loan 4.11% 5/27/11 (d)	2,000	2,015
United Rentals, Inc.:
term loan 3.5372% 2/14/11 (d)	4,156	4,239
Tranche B Credit-Linked Deposit 3.6113% 2/14/11 (d)	833	850
US Investigations Services, Inc. Tranche C term loan 5.04% 1/9/09 (d)	2,938	2,949
Wackenhut Corrections Corp. term loan 4.0754% 7/9/09 (d)	1,051	1,062
Worldspan LP Tranche B term loan 5.1461% 6/30/07 (d)	1,132	1,147
		42,160
Shipping - 0.2%
Baker Tanks, Inc. term loan 4.0459% 1/30/11 (d)	3,383	3,408
Horizon Lines LLC Tranche B term loan 4.35% 7/7/11 (d)	3,850	3,917
		7,325
Super Retail - 2.1%
Advance Stores Co., Inc.:
Tranche D term loan 3.2211% 11/30/06 (d)	381	385
Tranche E term loan 3.3116% 11/30/07 (d)	1,530	1,551
Alimentation Couche-Tard, Inc. term loan 3.7018% 12/17/10 (d)	1,584	1,608
Buhrmann US, Inc. Tranche B1 term loan 3.96% 12/31/10 (d)	5,690	5,754
General Nutrition Centers, Inc. Tranche B term loan 4.4147% 12/5/09 (d)	4,980	5,030
Harbor Freight Tools USA, Inc. term loan 4.16% 7/15/10 (d)	2,000	2,020
Hollywood Entertainment Corp. Tranche B term loan 6.1092% 3/31/08 (d)	2,382	2,382
Jean Coutu Group (PJC) USA, Inc. Tranche B term loan 3.75% 7/30/11 (d)	30,500	30,767
Oriental Trading Co., Inc.:
term loan 7.625% 1/8/11 (d)	3,300	3,333
Tranche B term loan 4.375% 8/4/10 (d)	3,994	4,004
PETCO Animal Supplies, Inc. Tranche D term loan 3.98% 10/2/08 (d)	1,448	1,462
Rent-A-Center, Inc. term loan 3.14% 6/30/10 (d)	4,000	4,045
		62,341
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 2.1%
Alliant Techsystems, Inc. Tranche B term loan 3.2235% 3/31/11 (d)	$ 4,838	$ 4,880
AMI Semiconductor, Inc. term loan 3.89% 9/26/08 (d)	2,382	2,400
Amphenol Corp. Tranche B1 term loan 3.2475% 5/6/10 (d)	8,000	8,020
Anteon International Corp. term loan 3.5863% 12/31/10 (d)	4,975	5,012
Communications & Power Industries, Inc. term loan 4.4327% 7/23/10 (d)	1,596	1,624
Fairchild Semiconductor Corp. Tranche B1 term loan 4.4367% 6/19/08 (d)	4,950	4,987
Global Imaging Systems, Inc. term loan 3.3851% 5/10/10 (d)	2,743	2,771
Itron, Inc. Tranche B term loan 3.625% 7/1/11 (d)	1,900	1,924
ON Semiconductor Corp. Tranche F term loan 4.375% 8/4/09 (d)	4,958	4,989
Seagate Technology Holdings, Inc. term loan 3.6875% 5/13/07 (d)	1,960	1,987
The Relizon Co. Tranche B term loan 4.26% 2/20/11 (d)	1,835	1,842
Verifone, Inc. Tranche B, term loan 4.18% 6/30/11 (d)	7,000	7,079
Xerox Corp. term loan 3.34% 9/30/08 (d)	17,000	17,128
		64,643
Telecommunications - 9.7%
AAT Communications Corp. Tranche B term loan 4.14% 7/16/12 (d)	15,000	15,188
American Tower LP Tranche B term loan 3.7% 8/31/11 (d)	27,500	27,844
Centennial Cellular Operating Co. LLC term loan 3.9334% 2/9/11 (d)	12,968	13,000
Cincinnati Bell, Inc. Tranche D term loan 3.9286% 6/30/08 (d)	6,642	6,691
Consolidated Communications, Inc. Tranche B term loan 4.0811% 10/14/11 (d)	1,000	1,005
Crown Castle International Corp. Tranche A term loan 3.59% 9/15/07 (d)	620	620
Crown Castle Operating Co. Tranche B term loan 5.09% 9/30/10 (d)	15,347	15,385
Dobson Cellular Systems, Inc. term loan 4.9145% 3/31/10 (d)	3,965	3,975
Inmarsat Ventures PLC:
Tranche B term loan 4.5611% 12/17/10 (d)	1,325	1,332
Tranche C term loan 5.0611% 12/17/11 (d)	1,325	1,332
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Microcell Solutions, Inc. Tranche A term loan 5.5863% 3/17/11 (d)	$ 8,888	$ 8,932
Nextel Communications, Inc. Tranche E term loan 3.8125% 12/15/10 (d)	60,002	60,377
Nextel Partners Operating Corp. Tranche C term loan 4% 5/31/11 (d)	14,000	14,193
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	65,000	67,519
SBA Senior Finance, Inc. term loan 4.65% 10/31/08 (d)	9,712	9,810
SpectraSite Communications, Inc.:
term loan 3.93% 12/31/07 (d)	7,230	7,320
Tranche A term loan 3.5422% 6/30/07 (d)	9,732	9,805
Telepak, Inc. term loan 3.9683% 5/4/11 (d)	2,900	2,936
Western Wireless Corp.:
Tranche A term loan 3.64% 5/28/10 (d)	9,000	9,023
Tranche B term loan 4.4439% 5/26/11 (d)	15,300	15,491
		291,778
Textiles & Apparel - 0.2%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B term loan 5.0787% 4/29/11 (d)	5,000	5,075
Polymer Group, Inc. term loan 4.84% 4/27/10 (d)	1,000	1,006
William Carter Co. Tranche C term loan 3.8363% 9/30/08 (d)	734	740
		6,821
TOTAL FLOATING RATE LOANS (Cost $2,152,719)		2,171,667
Nonconvertible Bonds - 13.3%
Aerospace - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	1,000	970
Air Transportation - 0.0%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	514	452
Automotive - 0.1%
Delco Remy International, Inc. 5.6% 4/15/09 (c)(d)	2,000	2,020
Broadcasting - 1.3%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,136
Gray Television, Inc. 9.25% 12/15/11	1,000	1,105
Nexstar Finance, Inc. 7% 1/15/14	4,760	4,534
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp.:
4.35% 1/15/10 (c)(d)	$ 7,000	$ 7,053
10.75% 7/15/08	2,000	2,030
Radio One, Inc. 8.875% 7/1/11	5,000	5,475
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,161
XM Satellite Radio, Inc. 6.65% 5/1/09 (d)	11,700	11,846
		39,340
Building Materials - 0.1%
Nortek, Inc. 4.87% 12/31/10 (c)(d)	3,000	3,086
Cable TV - 3.2%
Cablevision Systems Corp. 5.66% 4/1/09 (c)(d)	7,000	7,070
CSC Holdings, Inc.:
7.875% 12/15/07	2,000	2,100
10.5% 5/15/16	2,000	2,240
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	2,000	2,243
EchoStar DBS Corp.:
4.85% 10/1/08 (d)	69,625	72,236
10.375% 10/1/07	1,965	2,089
NTL Cable PLC 6.61% 10/15/12 (c)(d)	5,500	5,583
PanAmSat Corp. 6.125% 1/15/05	1,000	1,000
		94,561
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,149
Chemicals - 0.8%
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,100
Huntsman Advanced Materials LLC 11.86% 7/15/08 (c)(d)	4,310	4,569
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,000	2,030
Huntsman LLC 8.8% 7/15/11 (c)(d)	5,000	5,025
Methanex Corp. yankee 7.75% 8/15/05	10,125	10,555
		24,279
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.1%
Armkel Finance, Inc. 9.5% 8/15/09	$ 2,555	$ 2,785
Chattem, Inc. 4.31% 3/1/10 (d)	1,000	1,010
		3,795
Containers - 0.2%
Ball Corp. 7.75% 8/1/06	5,000	5,325
Diversified Media - 0.4%
Liberty Media Corp. 3.02% 9/17/06 (d)	12,000	12,182
Electric Utilities - 1.0%
AES Corp.:
8.375% 8/15/07	3,000	3,004
8.5% 11/1/07	4,000	4,095
8.75% 6/15/08	2,000	2,100
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	3,422	3,696
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,098
CMS Energy Corp. 9.875% 10/15/07	8,000	8,720
Power Contract Financing LLC 5.2% 2/1/06 (c)	960	970
Southern California Edison Co.:
5.875% 9/1/04	1,250	1,263
8% 2/15/07	2,000	2,210
TECO Energy, Inc. 6.125% 5/1/07	2,000	2,030
		31,186
Energy - 2.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,140
Chesapeake Energy Corp. 8.375% 11/1/08	6,000	6,540
El Paso Corp. 7.875% 6/15/12	3,000	2,760
El Paso Energy Corp. 6.95% 12/15/07	4,350	4,198
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	5,000	5,025
Pemex Project Funding Master Trust:
2.82% 6/15/10 (c)(d)	19,000	19,247
3.0775% 1/7/05 (c)(d)	2,000	2,010
3.4% 10/15/09 (c)(d)	1,500	1,563
Sonat, Inc. 7.625% 7/15/11	5,000	4,575
Southern Natural Gas Co. 8.875% 3/15/10	840	926
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
The Coastal Corp. 6.5% 5/15/06	$ 2,000	$ 1,980
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,338
Williams Cos., Inc. Credit Linked Certificate Trust 4.42% 5/1/09 (c)(d)	7,000	7,175
		61,557
Food and Drug Retail - 0.8%
Rite Aid Corp.:
6% 12/15/05 (c)	5,000	5,000
8.125% 5/1/10	1,000	1,035
12.5% 9/15/06	12,000	13,680
Stater Brothers Holdings, Inc. 5.06% 6/15/10 (c)(d)	4,950	5,024
		24,739
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,263
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11 (c)	1,000	990
Healthcare - 0.2%
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,015
7.375% 10/1/06	2,000	2,000
Tenet Healthcare Corp. 5.375% 11/15/06	1,000	1,010
		5,025
Homebuilding/Real Estate - 0.0%
William Lyon Homes, Inc. 7.5% 2/15/14 (c)	1,060	1,002
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	8,000	7,490
Paper - 0.2%
Abitibi-Consolidated, Inc. 5.02% 6/15/11 (c)(d)	2,000	2,023
Bowater, Inc. 4.52% 3/15/10 (d)	4,000	4,010
		6,033
Publishing/Printing - 0.2%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	457
Dex Media, Inc. 8% 11/15/13 (c)	5,000	5,025
		5,482
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	5,000	5,563
OMI Corp. 7.625% 12/1/13	2,000	1,960
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 3,620	$ 3,475
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,268
		12,266
Steels - 0.3%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000	1,115
Ispat Inland ULC 8.35% 4/1/10 (c)(d)	8,000	8,200
		9,315
Technology - 0.3%
Freescale Semiconductor, Inc. 4.38% 7/15/09 (c)(d)	10,000	10,163
IOS Capital LLC 7.25% 6/30/08	85	88
		10,251
Telecommunications - 1.1%
America Movil SA de CV 2.285% 4/27/07 (c)(d)	1,000	988
American Tower Corp. 9.375% 2/1/09	5,000	5,338
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,480
Primus Telecommunications Group, Inc. 8% 1/15/14	1,000	720
Qwest Communications International, Inc. 4.75% 2/15/09 (c)(d)	3,000	2,850
Rogers Wireless, Inc. 6.375% 3/1/14	3,000	2,786
Rural Cellular Corp. 6.02% 3/15/10 (c)(d)	9,000	9,270
U.S. West Communications 7.2% 11/1/04	6,000	6,060
		32,492
TOTAL NONCONVERTIBLE BONDS (Cost $399,327)		400,250
Commercial Mortgage Securities - 0.3%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004 ESA Class K, 3.83% 5/14/16 (c)(d)	8,000	8,000
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8731% 12/15/09 (c)(d)	679	543
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,658)		8,543
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Venezuelan Republic 2.6325% 4/20/11 (d) (Cost $2,350)	$ 3,000	$ 2,430
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 20.1%
Fidelity Cash Central Fund, 1.33% (b)	477,984,799	477,985
Fidelity Money Market Central Fund, 1.41% (b)	125,055,250	125,055
TOTAL MONEY MARKET FUNDS (Cost $603,040)		603,040
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $6,790)	$ 6,791	6,790
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $3,172,884)		3,192,720
NET OTHER ASSETS - (6.2)%		(186,299)
NET ASSETS - 100%		$ 3,006,421
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $133,170,000 or 4.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,172,496,000. Net unrealized appreciation aggregated $20,224,000, of which $26,076,000 related to appreciated investment securities and $5,852,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004